UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04474

Name of Registrant:	Vanguard California Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2022—November 30, 2023

Item 1: Reports to Shareholders

Annual Report   |   November 30, 2023
Vanguard California Tax-Exempt Funds
Vanguard California Municipal Money Market Fund
Vanguard California Intermediate-Term Tax-Exempt Fund
Vanguard California Long-Term Tax-Exempt Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
Your Fund’s Performance at a Glance	1
Advisor's Report	2
About Your Fund’s Expenses	4
California Municipal Money Market Fund	6
California Intermediate-Term Tax-Exempt Fund	17
California Long-Term Tax-Exempt Fund	113
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended November 30, 2023, Vanguard California Intermediate-Term Tax-Exempt Fund returned 3.67% for Investor Shares and 3.76% for Admiral Shares. Vanguard California Long-Term Tax-Exempt Fund returned 4.42% for Investor Shares and 4.50% for Admiral Shares. Each fund outpaced its benchmark index. Vanguard California Municipal Money Market Fund returned 2.54%.
•	For much of the period, inflation continued to ease amid interest rate hikes by the Federal Reserve. Unexpected resilience in the labor market and consumer spending dialed back expectations of an imminent recession. Although the prospect of higher interest rates for longer and heightened geopolitical tensions weighed on market sentiment at times toward the close of the period, global stocks and bonds rallied in November.
•	On the whole, municipal bond fundamentals remained solid, and their yields fluctuated but ended not far from where they started the period. Munis outperformed the broad taxable investment-grade bond market, where yields ended higher and prices ended lower.
•	Both the Intermediate-Term Tax-Exempt Fund and the Long-Term Tax-Exempt Fund benefited from the advisor’s barbell strategy favoring shorter- and longer-term bonds as the belly of the curve underperformed, as well as from skilled management of the funds’ convexity profile. An overweight to credit also added value for the Intermediate-Term Fund.
Market Barometer
Average Annual Total Returns Periods Ended November 30, 2023
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	13.57%	8.72%	12.25%
Russell 2000 Index (Small-caps)	-2.56	1.13	4.78
Russell 3000 Index (Broad U.S. market)	12.61	8.26	11.77
FTSE All-World ex US Index (International)	9.64	2.12	5.49
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	1.32%	-4.46%	0.79%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	4.28	-0.96	2.03
FTSE Three-Month U.S. Treasury Bill Index	5.12	2.08	1.85
CPI
Consumer Price Index	3.14%	5.67%	4.03%

Advisor’s Report
For the 12 months ended November 30, 2023, Vanguard California Intermediate-Term Tax-Exempt Fund returned 3.67% for Investor Shares and 3.76% for Admiral Shares. Vanguard California Long-Term Tax-Exempt Fund returned 4.42% for Investor Shares and 4.50% for Admiral Shares. The funds outpaced their benchmark indexes.
For the 12 months, the 30-day SEC yield climbed from 3.23% to 3.53% for the Intermediate-Term Fund and from 3.53% to 3.83% for the Long-Term Fund. (Yields cited are for Admiral Shares.) The 30-day SEC yield is a proxy for a fund’s potential annualized rate of income.
The Vanguard California Municipal Money Market Fund returned 2.54%. Its 7-day SEC yield rose over the period from 1.38% to 2.64%.
Please note that the funds are permitted to invest in securities that would generate income distributions subject to the alternative minimum tax (AMT). During the fiscal year, only the Money Market Fund owned such securities.
The investment environment
For much of the period, concerns about inflation and whether policymakers’ efforts to rein it in might spur a global recession were top of mind for many investors.
Early on, energy prices continued to cool amid an outlook for slower economic growth, but price increases then began to broaden to other categories, notably the services sector, which felt the effects of tight labor markets. The prospect of inflation remaining stubbornly high led central banks, including the Federal Reserve, the European Central Bank, and the Bank of England, to continue aggressively hiking interest rates even as their actions fanned fears of a global recession down the road.
U.S. Treasury yields across the maturity spectrum ended the period higher than where they started. Central bank action and some banking-sector stress in March drove very short-term yields higher in the first part of the period. Longer–term yields began to climb in July as the market began to anticipate that resilient growth and sticky inflation would lead the Fed to keep rates higher for longer.
Although progress was slow in developed markets, signs of inflation moderating toward the end of the period and a growing belief that the Fed may have come to the end of its rate-hiking cycle contributed to a strong rally in both stocks and bonds in November 2023.
At the national level, municipal bonds posted a much stronger performance than the taxable bond market, returning 4.28% for the 12 months, as measured by the Bloomberg Municipal Bond Index.
Revenue collection for the state of California has slowed, although year-over-year comparisons have been made challenging by the fact that the deadline for tax payments was postponed from April to November because of severe weather across the state in early 2023.
Revenues have declined in part because higher interest rates have curbed investment. Examples of that include significantly reduced home sales and reductions in technology and startup investment, which has typically lifted the state’s economy. Additionally, financial market conditions in calendar year 2022 were not supportive of initial public offerings or income for high-net-worth individuals, who are the driving force behind California’s tax receipts.
Cities have generally fared well amid a return to prepandemic tourism levels, solid property value gains that bolster property tax revenues, and sales tax revenues that have held their ground. That said, there are some pockets of weakness, including San Francisco, which is struggling due to work-from-home models that have impacted demand for its expensive commercial and residential real estate.
Management of the fund
For both bond funds, but especially for the Intermediate-Term Fund, yield-curve positioning contributed to outperformance versus their benchmarks. We took a barbell approach with an underweight allocation to the middle of the yield curve, which underperformed. We were overweight to shorter-term bonds, which we expect will benefit from an eventual normalization in the yield curve, and to bonds further out the curve, where we have locked in attractive returns.
Our management of the funds’ convexity profile was also a positive. (Convexity is a measure of how much a bond’s duration changes when interest rates change.) The duration of a callable bond tends to lengthen in a rising interest rate environment—especially when interest rates rise above the bond’s coupon rate—amplifying the decline in its price. Managing convexity has become more important with the proliferation of callable munis being issued with coupons of 4%, 3%, and even 2%.
For the Intermediate-Term Fund, being overweight to credit added value. With
Yields of Tax-Exempt Municipal Securities (National Averages, AAA-Rated General Obligation Issues)
Maturity	November 30, 2022	November 30, 2023
2 years	2.59%	2.85%
5 years	2.65	2.60
10 years	2.75	2.68
30 years	3.57	3.77
Source: Vanguard.

strong demand for AAA-rated munis having pushed their valuations into rich territory, and given the healthy fundamentals of this asset class, we felt comfortable focusing on BBB munis, which were offering more yield and nevertheless seemed unlikely to see their spreads widen significantly if the economy slowed.
On the other side of the ledger, an underweight to industrial development bonds in the Intermediate-Term Fund and an allocation to high-yield securities and selection in housing and tax revenue bonds in the Long-Term Fund detracted modestly from relative performance.
Outlook
Although some market participants are counting on a Goldilocks scenario in which inflation moderates without a slowdown in the economy, we see that as unlikely for several reasons. Even without further interest rate increases, the tightening in monetary policy that has already occurred will continue working its way through the financial system. There is a risk that wage gains could contribute to inflation remaining sticky and above target, and consumers have been spending down the savings they accumulated during the pandemic.
We therefore continue to expect a mild recession in the U.S. in late 2024, which will eventually bring inflation back to the Fed’s 2% target. And while the Fed may eventually cut interest rates, they are likely to remain for some time well above the low levels we have become accustomed to since the 2008 global financial crisis.
Our outlook for the overall muni market is positive given the strength of its fundamentals and our expectations that the default rate of this high-quality asset class is unlikely to pick up significantly even in a recession. Moreover, valuations toward the long end of the curve are especially compelling, as are those of lower-rated munis. Once the yield curve begins to normalize, we would expect cash inflows to muni funds to pick up as investors reassess the reinvestment risk of cash and the cushion munis may offer against equity declines or a risk sell-off.
Although California is already in an economic downturn, it is in a much better position to weather the storm than it was going into many past recessions. We may see credit-rating downgrades over the next year, but general obligation and industrial revenue bonds are unlikely to fall below the credit rating of AA-.
Whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to navigate this large, fragmented market to seek attractive investment opportunities that will add to the funds’ performance.
John M. Carbone, Principal,
Portfolio Manager
Adam Ferguson, CFA,
Portfolio Manager
James M. D'Arcy, CFA,
Portfolio Manager
Stephen McFee, CFA,
Portfolio Manager
John P. Grimes, CFA,
Portfolio Manager
Vanguard Fixed Income Group
December 13, 2023

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
Six Months Ended November 30, 2023
	Beginning Account Value 5/31/2023	Ending Account Value 11/30/2023	Expenses Paid During Period
Based on Actual Fund Return
California Municipal Money Market Fund	$1,000.00	$1,013.10	$0.81
California Intermediate-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,020.50	$0.86
Admiral™ Shares	1,000.00	1,020.90	0.46
California Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.30	$0.86
Admiral Shares	1,000.00	1,024.70	0.46

Six Months Ended November 30, 2023
	Beginning Account Value 5/31/2023	Ending Account Value 11/30/2023	Expenses Paid During Period
Based on Hypothetical 5% Yearly Return
California Municipal Money Market Fund	$1,000.00	$1,024.27	$0.81
California Intermediate-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.22	$0.86
Admiral Shares	1,000.00	1,024.62	0.46
California Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.22	$0.86
Admiral Shares	1,000.00	1,024.62	0.46
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the California Municipal Money Market Fund, 0.16%; for the California Intermediate-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares; and for the California Long-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/365).

California Municipal Money Market Fund
Distribution by Effective Maturity1
As of November 30, 2023
1 - 7 Days	89.4%
8 - 30 Days	0.5
31 - 60 Days	3.6
61 - 90 Days	5.5
91 - 180 Days	0.8
Over 180 Days	0.2
1 Percentage of investments.

California Municipal Money Market Fund
Financial Statements
Schedule of Investments
As of November 30, 2023
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio & Management” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (98.9%)
California (98.9%)
[1]	ABAG Finance Authority for Nonprofit Corp. Health, Hospital, Nursing Home Revenue VRDO	1.900%	12/7/23	15,190	15,190
[1]	ABAG Finance Authority for Nonprofit Corp. Health, Hospital, Nursing Home Revenue VRDO	1.900%	12/7/23	29,010	29,010
[1]	ABAG Finance Authority for Nonprofit Corp. Local or Guaranteed Housing Revenue VRDO	1.930%	12/7/23	78,750	78,750
[1]	ABAG Finance Authority for Nonprofit Corp. Miscellaneous Revenue VRDO	3.020%	12/7/23	9,305	9,305
[1]	Alameda Public Financing Authority Economic Development Revenue VRDO	3.000%	12/7/23	1,200	1,200
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/24	1,450	1,459
[2]	Bay Area Toll Authority Highway Revenue TOB VRDO	3.330%	12/7/23	3,000	3,000
[1]	Bay Area Toll Authority Highway Revenue VRDO	1.450%	12/7/23	12,000	12,000
[1]	Bay Area Toll Authority Highway Revenue VRDO	1.450%	12/7/23	22,985	22,985
[1]	Bay Area Toll Authority Highway Revenue VRDO	1.700%	12/7/23	21,300	21,300
[1]	Bay Area Toll Authority Highway Revenue VRDO	1.950%	12/7/23	33,605	33,605
[1]	Big Bear Lake CA Industrial Revenue VRDO	3.350%	12/7/23	48,550	48,550
[2]	California Educational Facilities Authority College & University Revenue TOB VRDO	3.310%	12/7/23	4,000	4,000
[2]	California Educational Facilities Authority College & University Revenue TOB VRDO	3.310%	12/7/23	8,990	8,990
	California Educational Facilities Authority College & University Revenue VRDO	1.890%	12/7/23	20,390	20,390
	California Educational Facilities Authority College & University Revenue VRDO	1.950%	12/7/23	7,550	7,550
	California Educational Facilities Authority Revenue CP	3.380%	1/24/24	7,400	7,400
[2]	California General Fund Revenue	3.330%	12/7/23	1,705	1,705
	California GO	5.250%	12/13/23	7,000	7,003
	California GO	4.000%	3/1/24	3,700	3,704
	California GO CP	3.300%	2/6/24	15,000	15,000
	California GO CP	3.250%	2/7/24	15,000	15,000
[2]	California GO TOB VRDO	3.310%	12/7/23	5,000	5,000
[2]	California GO TOB VRDO	3.330%	12/7/23	2,170	2,170
[2]	California GO TOB VRDO	3.330%	12/7/23	2,375	2,375
[1]	California GO VRDO	1.600%	12/7/23	25,540	25,540
[1]	California GO VRDO	1.750%	12/7/23	7,200	7,200
[1]	California GO VRDO	1.800%	12/7/23	7,400	7,400
[1]	California GO VRDO	1.850%	12/7/23	19,240	19,240
[1]	California GO VRDO	2.050%	12/7/23	45,635	45,635
	California Health Facilities Financing Authority CP	3.850%	2/7/24	10,025	10,025
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Health Facilities Financing Authority CP	3.800%	2/14/24	31,205	31,205
[2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.940%	12/1/23	10,365	10,365
[2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.330%	12/7/23	25,800	25,800
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.330%	12/7/23	1,000	1,000
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.330%	12/7/23	1,000	1,000
[2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.360%	12/7/23	1,615	1,615
[1,2,3]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB, SIFMA Municipal Swap Index Yield + 0.150%	3.450%	5/1/24	2,500	2,500
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	1.400%	12/7/23	30,975	30,975
[1]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	1.500%	12/7/23	42,660	42,660
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	1.600%	12/7/23	34,455	34,455
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	1.600%	12/7/23	22,295	22,295
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.000%	12/7/23	46,600	46,600
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.000%	12/7/23	4,700	4,700
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.000%	12/7/23	44,000	44,000
[1]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.130%	12/7/23	38,135	38,135
	California Health Facilities Financing Authority Revenue CP	3.880%	12/7/23	13,800	13,800
[1,2]	California Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.430%	12/7/23	40,970	40,970
[1,2]	California Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.430%	12/7/23	19,300	19,300
[1,2]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.330%	12/7/23	2,005	2,005
[1,2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	3.430%	12/7/23	33,000	33,000
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue VRDO	2.070%	12/7/23	57,175	57,175

California Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority Local or Guaranteed Housing Revenue VRDO	3.420%	12/7/23	3,365	3,365
	California Pollution Control Financing Authority Industrial Revenue VRDO	2.300%	12/1/23	13,690	13,690
	California Statewide Communities Development Authority CP	3.450%	1/4/24	9,950	9,950
	California Statewide Communities Development Authority CP	3.800%	2/6/24	2,100	2,100
	California Statewide Communities Development Authority CP	3.850%	2/6/24	3,810	3,810
	California Statewide Communities Development Authority CP	4.000%	2/6/24	25,000	25,000
	California Statewide Communities Development Authority CP	3.800%	2/7/24	6,500	6,500
	California Statewide Communities Development Authority CP	3.820%	2/8/24	15,000	15,000
	California Statewide Communities Development Authority CP	3.800%	2/14/24	15,700	15,700
	California Statewide Communities Development Authority CP	3.800%	2/15/24	17,000	17,000
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Various Sweep Loan Program) VRDO	1.750%	12/7/23	38,920	38,920
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	2.870%	12/7/23	33,135	33,135
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue (IAC Project) VRDO	2.850%	12/1/23	28,900	28,900
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue (IAC Project) VRDO	2.850%	12/1/23	18,000	18,000
[1,2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue TOB VRDO	3.430%	12/7/23	7,565	7,565
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	2.150%	12/7/23	10,000	10,000
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	2.170%	12/7/23	10,000	10,000
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	2.170%	12/7/23	16,185	16,185
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	2.170%	12/7/23	6,105	6,105
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	2.170%	12/7/23	9,130	9,130
[2]	California Statewide Communities Development Authority Multi-Family Housing Revenue TOB VRDO	3.350%	12/1/23	50,170	50,170
[1,2]	California Statewide Communities Development Authority Tobacco & Liquor Taxes Revenue TOB VRDO	3.440%	12/1/23	56,050	56,050
	California Statewide Community Development Authority Revenue CP	3.400%	12/6/23	36,250	36,250
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Statewide Community Development Authority Revenue CP	3.400%	12/6/23	19,000	19,000
	California Statewide Community Development Authority Revenue CP	3.880%	12/14/23	10,750	10,750
[1]	Calleguas-Las Virgenes Public Financing Authority Water Revenue VRDO	2.870%	12/7/23	15,210	15,210
[2]	Chaffey Joint Union High School District GO TOB VRDO	3.330%	12/7/23	4,760	4,760
[2]	Clovis Unified School District GO TOB VRDO	3.310%	12/7/23	2,500	2,500
[2]	Culver City CA Unified School District GO TOB VRDO	2.100%	12/1/23	17,535	17,535
[2]	Dublin CA Unified School District GO TOB VRDO	2.550%	12/1/23	12,720	12,720
[2]	Dublin CA Unified School District GO TOB VRDO	2.700%	12/1/23	27,120	27,120
[2,4]	FHLMC Multifamily Certificates Revenue TOB VRDO	3.350%	12/1/23	85,915	85,915
[2,4]	FHLMC Multifamily Certificates Revenue TOB VRDO	3.350%	12/1/23	23,165	23,165
[1,2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue TOB VRDO	3.350%	12/7/23	2,845	2,845
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/24	71,630	71,832
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/24	1,655	1,659
[1,2,5]	Hayward Unified School District GO TOB VRDO	3.330%	12/7/23	1,485	1,485
[2]	Huntington Beach City School District GO TOB VRDO	2.550%	12/1/23	12,090	12,090
[2,5]	Irvine Facilities Financing Authority Special Tax Revenue TOB VRDO	3.360%	12/7/23	7,500	7,500
[3]	Irvine Ranch Water District Water Service Corp. Special Assessment Revenue, SIFMA Municipal Swap Index Yield + 0.050%	3.350%	2/29/24	6,700	6,700
[2,5]	Long Beach Community College District GO TOB VRDO	3.150%	12/1/23	11,379	11,379
[2,5]	Long Beach Community College District GO TOB VRDO	3.360%	12/7/23	9,470	9,470
[2]	Long Beach Unified School District GO TOB VRDO	3.330%	12/7/23	1,360	1,360
[2]	Los Angeles CA Harbor Department Port, Airport & Marina Revenue TOB VRDO	3.310%	12/7/23	1,500	1,500
[2]	Los Angeles CA Wastewater System Sewer Revenue TOB VRDO	3.310%	12/7/23	3,330	3,330
	Los Angeles County Capital Asset Leasing Corp. CP	3.250%	2/7/24	12,250	12,250
	Los Angeles County Capital Asset Leasing Corp. CP	3.250%	2/7/24	20,000	20,000
	Los Angeles County Capital Revenue CP	3.300%	12/6/23	23,760	23,760
	Los Angeles County Capital Revenue CP	3.370%	12/6/23	9,750	9,750
[2]	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue TOB VRDO	3.310%	12/7/23	1,400	1,400
[2]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB VRDO	3.150%	12/1/23	2,005	2,005
[2]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB VRDO	3.330%	12/7/23	4,800	4,800

California Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB VRDO	3.350%	12/7/23	1,940	1,940
[2]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB VRDO	3.350%	12/7/23	15,405	15,405
[2]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB VRDO	3.350%	12/7/23	2,250	2,250
[2]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB VRDO	3.350%	12/7/23	1,665	1,665
[2]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB VRDO	3.350%	12/7/23	5,515	5,515
[2]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB VRDO	3.360%	12/7/23	4,000	4,000
[2]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB VRDO	3.360%	12/7/23	1,500	1,500
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	2.400%	12/1/23	9,100	9,100
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	2.400%	12/1/23	20,310	20,310
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	2.500%	12/1/23	3,970	3,970
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	2.620%	12/1/23	13,550	13,550
[2]	Los Angeles Department of Water & Power System Electric Power & Light Revenue TOB VRDO	3.310%	12/7/23	1,335	1,335
[2]	Los Angeles Department of Water & Power System Electric Power & Light Revenue TOB VRDO	3.310%	12/7/23	3,500	3,500
[2]	Los Angeles Department of Water & Power System Electric Power & Light Revenue TOB VRDO	3.320%	12/7/23	4,665	4,665
	Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	2.400%	12/1/23	79,700	79,700
[2]	Los Angeles Department of Water & Power Water Revenue TOB VRDO	3.320%	12/7/23	6,250	6,250
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	2.400%	12/1/23	1,100	1,100
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	2.400%	12/1/23	44,575	44,575
	Los Angeles Municipal Improvement Corp. CP	3.200%	12/1/23	2,500	2,500
	Los Angeles Municipal Improvement Corp. CP	3.200%	12/1/23	6,400	6,400
	Los Angeles Municipal Improvement Corp. CP	3.450%	12/7/23	22,700	22,700
[2]	Los Angeles Unified School District GO TOB VRDO	3.610%	12/1/23	9,625	9,625
[2]	Los Angeles Unified School District GO TOB VRDO	3.310%	12/7/23	4,200	4,200
[2,5]	Madera Unified School District GO TOB VRDO	3.200%	12/1/23	6,400	6,400
[1]	Modesto CA Public Financing Authority Lease (Abatement) Revenue VRDO	1.950%	12/7/23	34,130	34,130
[1,2]	Montebello Unified School District GO TOB VRDO	3.330%	12/7/23	5,700	5,700
[2]	Newhall CA School District GO TOB VRDO	2.550%	12/1/23	10,450	10,450
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	3.330%	12/7/23	2,000	2,000
[2]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	3.330%	12/7/23	71,000	71,000
[1,2]	Nuveen California Quality Municipal Income Fund TOB VRDO VRDP	3.750%	12/1/23	150,800	150,800
[2]	Nuveen California Quality Municipal Income Fund VRDO VRDP	3.370%	12/7/23	19,100	19,100
[2]	Nuveen California Quality Municipal Income Fund VRDO VRDP	3.390%	12/7/23	133,200	133,200
[1]	Oceanside CA Local or Guaranteed Housing Revenue VRDO	3.300%	12/7/23	15,000	15,000
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/24	3,000	3,011
[2]	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue TOB VRDO	3.330%	12/7/23	10,165	10,165
[1]	Riverside CA Water Revenue VRDO	2.400%	12/1/23	6,000	6,000
	Riverside County CA Revenue	5.000%	6/28/24	7,000	7,066
[1,2]	Sacramento CA Area Flood Control Agency Special Assessment Revenue TOB VRDO	3.330%	12/7/23	1,200	1,200
[2]	Sacramento CA Water Revenue TOB VRDO	3.330%	12/7/23	3,800	3,800
[2]	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue TOB VRDO	3.330%	12/7/23	5,905	5,905
[1]	Sacramento Housing Authority Local or Guaranteed Housing Revenue VRDO	2.180%	12/7/23	14,600	14,600
[2]	Sacramento Municipal Utility District Electric Power & Light Revenue TOB VRDO	3.330%	12/7/23	2,650	2,650
[2]	Sacramento Municipal Utility District Electric Power & Light Revenue TOB VRDO	3.330%	12/7/23	2,670	2,670
[1]	San Bernardino County CA Local or Guaranteed Housing Revenue VRDO	1.970%	12/7/23	8,810	8,810
[1]	San Bernardino County CA Local or Guaranteed Housing Revenue VRDO	1.970%	12/7/23	15,050	15,050
[1]	San Bernardino County CA Local or Guaranteed Housing Revenue VRDO	1.970%	12/7/23	825	825
[1]	San Bernardino County CA Local or Guaranteed Housing Revenue VRDO	1.970%	12/7/23	1,100	1,100
[1]	San Bernardino County CA Local or Guaranteed Housing Revenue VRDO	1.970%	12/7/23	3,820	3,820
[1,2]	San Diego County Regional Airport Authority Port, Airport & Marina Revenue TOB VRDO	3.360%	12/7/23	7,235	7,235
	San Diego County Water Authority CP	3.400%	12/7/23	35,000	35,000
[1]	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue VRDO	2.200%	12/7/23	45,140	45,140
[2]	San Diego Unified School District GO TOB VRDO	3.300%	12/7/23	2,400	2,400
[2]	San Diego Unified School District GO TOB VRDO	3.310%	12/7/23	2,000	2,000
[2]	San Diego Unified School District GO TOB VRDO	3.330%	12/7/23	2,915	2,915
[2]	San Francisco Bay Area Rapid Transit District GO TOB VRDO	3.150%	12/1/23	2,480	2,480

California Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	San Francisco Bay Area Rapid Transit District GO TOB VRDO	3.310%	12/7/23	2,775	2,775
[2]	San Francisco Bay Area Rapid Transit District GO TOB VRDO	3.330%	12/7/23	1,875	1,875
[1,2]	San Francisco City & County Airport Commission-San Francisco International Airport GO TOB VRDO	3.380%	12/7/23	4,165	4,165
[1,2]	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue TOB VRDO	3.350%	12/7/23	6,955	6,955
[1]	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue VRDO	2.130%	12/7/23	110,815	110,815
[1]	San Francisco City & County Finance Corp. Lease (Abatement) Revenue VRDO	1.450%	12/7/23	2,550	2,550
[2]	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue TOB VRDO	3.310%	12/7/23	2,135	2,135
[1]	San Francisco City & County Redevelopment Agency Successor Agency Local or Guaranteed Housing Revenue VRDO	1.970%	12/7/23	8,060	8,060
[2]	San Jose CA GO TOB VRDO	3.330%	12/7/23	4,000	4,000
[1]	San Jose CA Local or Guaranteed Housing Revenue VRDO	2.170%	12/7/23	6,275	6,275
[2]	San Luis Coastal Unified School District GO TOB VRDO	3.150%	12/1/23	4,000	4,000
[1]	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Public Safety Project) VRDO	2.000%	12/7/23	970	970
[2]	San Mateo Union High School District GO TOB VRDO	3.150%	12/1/23	5,224	5,224
[1]	Santa Clara County Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.100%	12/7/23	22,190	22,190
[1]	Santa Rosa CA Local or Guaranteed Housing Revenue VRDO	2.200%	12/7/23	1,540	1,540
	Silicon Valley Clean Water Sewer Revenue, Prere.	5.000%	2/1/24	1,455	1,459
[1]	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) VRDO	1.700%	12/7/23	5,400	5,400
[2]	Southern California Public Power Authority Electric Power & Light Revenue TOB VRDO	3.310%	12/7/23	8,330	8,330
[2]	Southern California Public Power Authority Electric Power & Light Revenue TOB VRDO	3.330%	12/7/23	8,335	8,335
[2]	University of California College & University Revenue (Limited Project) TOB VRDO	3.310%	12/7/23	5,625	5,625
[2]	University of California College & University Revenue TOB VRDO	3.300%	12/7/23	5,690	5,690
[2]	University of California College & University Revenue TOB VRDO	3.310%	12/7/23	2,000	2,000
	University of California College & University Revenue VRDO	2.300%	12/1/23	98,065	98,065
	University of California College & University Revenue VRDO	2.300%	12/1/23	15,830	15,830
	University of California College & University Revenue VRDO	2.300%	12/1/23	43,500	43,500
	University of California College & University Revenue VRDO	2.400%	12/1/23	47,810	47,810
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California College & University Revenue VRDO	2.400%	12/1/23	53,200	53,200
	University of California College & University Revenue VRDO	2.700%	12/1/23	73,350	73,350
	University of California CP	3.400%	1/18/24	20,000	20,000
	University of California CP	3.300%	3/27/24	17,885	17,885
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	2.550%	12/1/23	15,955	15,955
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	2.550%	12/1/23	30,525	30,525
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	2.550%	12/1/23	13,730	13,730
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	2.700%	12/1/23	7,600	7,600
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	2.700%	12/1/23	60,070	60,070
	University of California Revenue CP	3.320%	12/5/23	5,000	5,000
	University of California Revenue CP	3.900%	1/18/24	15,000	15,000
	Vacaville CA Local or Guaranteed Housing Revenue VRDO	1.970%	12/7/23	4,300	4,300
[2]	Ventura Unified School District GO TOB VRDO	3.330%	12/7/23	3,110	3,110
[1,2]	Washington Township Health Care District GO TOB VRDO	3.330%	12/7/23	1,745	1,745
[2]	West County Facilities Financing Authority Intergovernmental Agreement Revenue TOB VRDO	3.330%	12/7/23	14,610	14,610
[1]	Western Municipal Water District Facilities Authority Water Revenue VRDO	1.950%	12/7/23	21,245	21,245
Total Tax-Exempt Municipal Bonds (Cost $3,531,826)					3,531,826
Total Investments (98.9%) (Cost $3,531,826)					3,531,826
Other Assets and Liabilities—Net (1.1%)					37,522
Net Assets (100%)					3,569,348
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by bank letter of credit.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2023, the aggregate value was $1,095,953,000, representing 30.7% of net assets.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
CP—Commercial Paper.
GO—General Obligation Bond.
Prere.—Prerefunded.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund
Statement of Assets and Liabilities
As of November 30, 2023
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $3,531,826)	3,531,826
Investment in Vanguard	129
Receivables for Investment Securities Sold	21,301
Receivables for Accrued Income	12,211
Receivables for Capital Shares Issued	6,910
Other Assets	2,146
Total Assets	3,574,523
Liabilities
Due to Custodian	8
Payables for Capital Shares Redeemed	3,799
Payables for Distributions	1,133
Payables to Vanguard	235
Total Liabilities	5,175
Net Assets	3,569,348
At November 30, 2023, net assets consisted of:

Paid-in Capital	3,569,032
Total Distributable Earnings (Loss)	316
Net Assets	3,569,348

Net Assets
Applicable to 3,568,034,800 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,569,348
Net Asset Value Per Share	$1.00
See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund
Statement of Operations

Year Ended November 30, 2023
($000)
Investment Income
Income
Interest	106,816
Total Income	106,816
Expenses
The Vanguard Group—Note B
Investment Advisory Services	537
Management and Administrative	5,466
Marketing and Distribution	334
Custodian Fees	51
Auditing Fees	24
Shareholders’ Reports	41
Trustees’ Fees and Expenses	2
Other Expenses	16
Total Expenses	6,471
Expenses Paid Indirectly	(51)
Net Expenses	6,420
Net Investment Income	100,396
Realized Net Gain (Loss) on Investment Securities Sold	207
Net Increase (Decrease) in Net Assets Resulting from Operations	100,603
Statement of Changes in Net Assets

	Year Ended November 30,
	2023 ($000)	2022 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	100,396	29,081
Realized Net Gain (Loss)	207	129
Net Increase (Decrease) in Net Assets Resulting from Operations	100,603	29,210
Distributions
Total Distributions	(100,532)	(29,156)
Capital Share Transactions (at $1.00 per share)
Issued	2,599,641	2,676,464
Issued in Lieu of Cash Distributions	84,688	25,477
Redeemed	(3,294,857)	(2,414,876)
Net Increase (Decrease) from Capital Share Transactions	(610,528)	287,065
Total Increase (Decrease)	(610,457)	287,119
Net Assets
Beginning of Period	4,179,805	3,892,686
End of Period	3,569,348	4,179,805

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0250	.0073	.0001	.005	.013
Net Realized and Unrealized Gain (Loss) on Investments	.0001	(.0002)	—	—	—
Total from Investment Operations	.0251	.0071	.0001	.005	.013
Distributions
Dividends from Net Investment Income	(.0251)	(.0071)	(.0001)	(.005)	(.013)
Distributions from Realized Capital Gains	(.0000)[2]	(.0000)[2]	—	—	—
Total Distributions	(.0251)	(.0071)	(.0001)	(.005)	(.013)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.54%	0.72%	0.01%	0.47%	1.29%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,569	$4,180	$3,893	$4,595	$5,650
Ratio of Total Expenses to Average Net Assets[4]	0.16%[5]	0.14%[5]	0.06%	0.16%	0.16%
Ratio of Net Investment Income to Average Net Assets	2.50%	0.73%	0.01%	0.49%	1.28%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.0001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.16% for the years ended November 30, 2022, 2021, and 2020. For the years ended November 30, 2023, and 2019, there were no expense reductions.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.16% and 0.14%, respectively.
See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund
Notes to Financial Statements
Vanguard California Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2023, the fund had contributed to Vanguard capital in the amount of $129,000, representing less than 0.01% of the fund’s net assets and 0.05% of Vanguard’s capital

California Municipal Money Market Fund
received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended November 30, 2023, custodian fee offset arrangements reduced the fund’s expenses by $51,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At November 30, 2023, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
E.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the timing of payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	81
Undistributed Tax-Exempt Income	1,242
Undistributed Long-Term Gains	127
Net Unrealized Gains (Losses)	—
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	(1,134)
Total	316
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2023 Amount ($000)	2022 Amount ($000)
Tax-Exempt Income	100,408	29,040
Ordinary Income*	17	69
Long-Term Capital Gains	107	47
Total	100,532	29,156
*	Includes short-term capital gains, if any.

California Municipal Money Market Fund
As of November 30, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,531,826
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
F.	The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2023, such purchases were $561,647,000 and sales were $358,445,000, resulting in net realized gain (loss) of $0.
G.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
H.	Management has determined that no events or transactions occurred subsequent to November 30, 2023, that would require recognition or disclosure in these financial statements.

California Intermediate-Term Tax-Exempt Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 30, 2013, Through November 30, 2023
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended November 30, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
California Intermediate-Term Tax-Exempt Fund Investor Shares	3.67%	1.88%	2.49%	$12,791
Bloomberg Municipal CA Intermediate Bond Index	3.44	1.77	2.23	12,465
Bloomberg Municipal Bond Index	4.28	2.03	2.77	13,143

	One Year	Five Years	Ten Years	Final Value of a $50,000 Investment
California Intermediate-Term Tax-Exempt Fund Admiral Shares	3.76%	1.96%	2.58%	$64,494
Bloomberg Municipal CA Intermediate Bond Index	3.44	1.77	2.23	62,325
Bloomberg Municipal Bond Index	4.28	2.03	2.77	65,716
See Financial Highlights for dividend and capital gains information.

California Intermediate-Term Tax-Exempt Fund
Distribution by Stated Maturity
As of November 30, 2023
Under 1 Year	6.4%
1 - 3 Years	9.7
3 - 5 Years	13.1
5 - 10 Years	27.0
10 - 20 Years	42.4
20 - 30 Years	1.2
Over 30 Years	0.2
The table reflects the fund’s investments, except for short-term investments and derivatives.

California Intermediate-Term Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of November 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (100.2%)
California (98.5%)
	ABAG Finance Authority for Nonprofit Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,000	1,001
	ABAG Finance Authority for Nonprofit Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,000	1,001
	ABAG Finance Authority for Nonprofit Corp. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/25	505	512
	ABAG Finance Authority for Nonprofit Corp. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/26	675	684
	ABAG Finance Authority for Nonprofit Corp. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/28	1,150	1,165
	ABAG Finance Authority for Nonprofit Corp. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/29	985	998
	ABAG Finance Authority for Nonprofit Corp. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/30	1,405	1,422
[1]	ABAG Finance Authority for Nonprofit Corp. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/30	1,530	1,649
	ABAG Finance Authority for Nonprofit Corp. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/31	495	501
	ABAG Finance Authority for Nonprofit Corp. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/32	520	526
[2]	Acalanes Union High School District GO, 6.350% coupon rate effective 8/1/24	0.000%	8/1/39	15,000	16,516
[2]	Acalanes Union High School District GO, 6.550% coupon rate effective 8/1/24	0.000%	8/1/39	13,115	14,557
[3]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/27	750	763
[3]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,000	1,017
[3]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/30	1,680	1,706
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/31	1,640	1,664
[3]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/32	3,000	3,043
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/24	2,755	2,787
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	4,185	4,249
[4]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/29	30,365	24,792
[4]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	14,955	11,737
[1]	Alameda Corridor Transportation Authority Transit Revenue	3.000%	10/1/34	100	89
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/34	16,135	16,509
[5]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/35	16,235	10,277
[1]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/35	1,000	1,010
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	20,580	21,007
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	3,660	3,809
[1]	Alameda Corridor Transportation Authority Transit Revenue	3.125%	10/1/36	265	230
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	13,845	14,106
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	1,330	1,379
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	5,110	5,196
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	1,250	1,290
	Alameda County CA Unified School District GO	4.000%	8/1/29	350	362
	Alameda County CA Unified School District GO	4.000%	8/1/30	520	536
	Alameda County CA Unified School District GO	4.000%	8/1/31	480	494
	Alameda County CA Unified School District GO	4.000%	8/1/32	710	731
	Alameda County CA Unified School District GO	4.000%	8/1/33	500	513
[1]	Alameda County CA Unified School District GO	0.000%	8/1/34	5,000	3,396
	Alameda County CA Unified School District GO	5.000%	8/1/34	2,890	2,987
[1]	Alameda County CA Unified School District GO	0.000%	8/1/35	10,000	6,493
	Alameda County CA Unified School District GO	3.000%	8/1/38	1,000	866
	Alameda County CA Unified School District GO	5.000%	8/1/42	5,000	5,259
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	4.000%	12/1/34	16,125	16,398
	Alameda Fremont CA Unified School District GO	2.000%	8/1/36	370	293

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alameda Fremont CA Unified School District GO	2.000%	8/1/37	4,425	3,382
	Alameda Fremont CA Unified School District GO	2.000%	8/1/38	6,550	4,820
	Alameda Fremont CA Unified School District GO	2.000%	8/1/39	6,890	4,941
	Alameda Fremont CA Unified School District GO, Prere.	4.000%	8/1/24	2,630	2,648
	Alameda Fremont CA Unified School District GO, Prere.	4.000%	8/1/24	3,105	3,126
	Alameda Oakland Unified School District GO	4.000%	8/1/25	175	178
	Alameda Oakland Unified School District GO	5.000%	8/1/25	2,850	2,941
[1]	Alameda Oakland Unified School District GO	5.000%	8/1/26	2,835	2,937
[1]	Alameda Oakland Unified School District GO	5.000%	8/1/27	1,965	2,124
[1]	Alameda Oakland Unified School District GO	5.000%	8/1/27	1,160	1,200
	Alameda Oakland Unified School District GO	5.000%	8/1/28	2,940	3,171
[1]	Alameda Oakland Unified School District GO	5.000%	8/1/28	1,210	1,305
	Alameda Oakland Unified School District GO	5.000%	8/1/28	6,140	6,482
[1]	Alameda Oakland Unified School District GO	5.000%	8/1/29	2,060	2,218
	Alameda Oakland Unified School District GO	5.000%	8/1/30	1,800	1,937
[1]	Alameda Oakland Unified School District GO	5.000%	8/1/30	2,030	2,184
[1]	Alameda Oakland Unified School District GO	5.000%	8/1/31	5,250	5,630
[1]	Alameda Oakland Unified School District GO	4.000%	8/1/34	3,500	3,585
[1]	Alameda Oakland Unified School District GO	4.000%	8/1/35	5,210	5,333
[1]	Alameda Oakland Unified School District GO	4.000%	8/1/36	5,295	5,413
[1]	Alameda Oakland Unified School District GO	4.000%	8/1/37	3,465	3,527
	Alameda Oakland Unified School District GO, Prere.	5.000%	8/1/25	2,500	2,588
[6]	Alhambra Unified School District GO	0.000%	8/1/33	1,000	703
[1]	Alhambra Unified School District GO	0.000%	8/1/36	2,500	1,557
[3]	Alum Rock Union Elementary School District GO	5.000%	8/1/25	1,275	1,317
[3]	Alum Rock Union Elementary School District GO	5.000%	8/1/26	1,180	1,221
[3]	Alum Rock Union Elementary School District GO	5.000%	8/1/32	2,755	2,845
	Alum Rock Union Elementary School District GO	3.000%	8/1/33	200	187
	Alum Rock Union Elementary School District GO	4.000%	8/1/42	1,000	999
	Alvord Unified School District GO	5.000%	8/1/25	1,250	1,292
	Alvord Unified School District GO	5.000%	8/1/26	2,000	2,112
[1]	Alvord Unified School District GO	5.000%	8/1/27	1,300	1,403
[1]	Alvord Unified School District GO	5.000%	8/1/28	1,375	1,513
[1]	Alvord Unified School District GO	5.000%	8/1/29	1,525	1,679
[1]	Alvord Unified School District GO	5.000%	8/1/30	1,950	2,143
[1]	Alvord Unified School District GO	5.000%	8/1/31	1,750	1,922
[1]	Alvord Unified School District GO	5.000%	8/1/32	1,405	1,541
[1]	Alvord Unified School District GO	0.000%	8/1/43	3,595	1,472
[5]	Anaheim CA City School District GO	0.000%	8/1/26	8,940	8,224
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Anaheim CA City School District GO	0.000%	8/1/27	11,075	9,883
[1,5]	Anaheim CA City School District GO	0.000%	8/1/29	4,190	3,507
[1,5]	Anaheim CA City School District GO	0.000%	8/1/31	2,775	2,159
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	1,750	1,897
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/31	1,305	1,415
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	1,485	1,544
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	2,000	2,168
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	815	847
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	1,750	1,894
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/34	800	830
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/35	1,155	1,195
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	1,830	1,887
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	3,120	3,217
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/37	1,250	1,284
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/37	1,000	1,027
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/38	2,860	2,936
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/39	1,300	1,332
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/39	645	661
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/40	1,000	1,023

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/40	2,385	2,440
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/24	375	379
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/28	1,820	1,954
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/29	1,320	1,449
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/30	6,070	4,770
[3]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/32	2,070	2,273
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/34	5,500	3,653
[3]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/34	2,000	2,117
[3]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/35	6,500	6,858
[3]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/36	15,500	16,276
	Anaheim Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/29	1,345	1,464
[3]	Anaheim Union High School District GO	3.000%	8/1/40	2,585	2,182
	Antelope Valley Community College District GO	0.000%	8/1/30	1,000	806
	Antelope Valley Community College District GO	0.000%	8/1/32	2,345	1,751
	Arcadia CA Unified School District GO	4.000%	8/1/28	2,125	2,199
	Arcadia CA Unified School District GO	4.000%	8/1/29	2,675	2,765
[1]	Azusa Unified School District GO	0.000%	7/1/27	250	219
[1]	Azusa Unified School District GO	4.000%	8/1/31	4,045	4,136
[2]	Bakersfield City School District GO, 5.800% coupon rate effective 5/1/33	0.000%	5/1/42	6,925	4,805
	Baldwin Park Unified School District GO	4.000%	8/1/28	85	90
	Baldwin Park Unified School District GO	4.000%	8/1/29	100	105
	Baldwin Park Unified School District GO	4.000%	8/1/30	100	104
	Baldwin Park Unified School District GO	4.000%	8/1/31	150	156
	Baldwin Park Unified School District GO	4.000%	8/1/33	100	103
	Baldwin Park Unified School District GO	4.000%	8/1/34	100	103
	Baldwin Park Unified School District GO	3.000%	8/1/35	200	185
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Baldwin Park Unified School District GO	3.000%	8/1/36	200	181
	Baldwin Park Unified School District GO	3.000%	8/1/37	320	282
	Baldwin Park Unified School District GO	3.000%	8/1/38	335	290
	Baldwin Park Unified School District GO	3.000%	8/1/39	450	383
	Baldwin Park Unified School District GO	3.000%	8/1/40	450	378
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/30	13,510	14,006
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/31	2,330	2,406
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/32	895	922
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/35	15,000	15,307
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/36	2,985	2,853
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/24	33,140	32,931
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	50,685	49,626
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	18,640	18,424
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	31,250	30,372
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	9,815	9,593
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	59,820	54,953
[7]	Bay Area Toll Authority Highway Revenue VRDO	2.800%	12/1/23	27,215	27,215
[8]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.300%	3.600%	4/1/56	10,000	9,711
[8]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.410%	3.710%	4/1/56	13,000	12,546
[8]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.100%	4.400%	4/1/45	6,100	6,101
[8]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.250%	4.550%	4/1/36	2,000	2,001
	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/27	2,000	2,182
	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/28	2,500	2,786
	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/29	1,555	1,762
	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/30	1,895	2,185
	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/31	1,010	1,184
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/26	685	725
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/28	1,000	1,069
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	3.000%	9/1/31	1,100	1,075

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/32	1,460	1,556
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	3.250%	9/1/34	1,000	957
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/35	835	887
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	3.375%	9/1/36	1,600	1,496
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/37	1,350	1,426
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/38	1,350	1,422
	Berkeley CA GO	3.000%	9/1/31	1,030	1,013
	Berkeley CA GO	3.000%	9/1/36	610	557
	Berryessa Union School District GO	5.000%	8/1/35	1,150	1,358
	Beverly Hills Unified School District CA GO	0.000%	8/1/30	500	409
	Beverly Hills Unified School District CA GO	0.000%	8/1/32	5,000	3,824
	Beverly Hills Unified School District CA GO	0.000%	8/1/33	3,705	2,737
	Beverly Hills Unified School District CA GO	3.000%	8/1/44	2,200	1,766
[4]	Brea Redevelopment Agency Tax Allocation Revenue	0.000%	8/1/29	5,365	4,365
[4]	Brea Redevelopment Agency Tax Allocation Revenue	0.000%	8/1/30	6,710	5,250
[1]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/26	2,000	2,027
[1]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/27	2,375	2,407
[1]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/29	1,240	1,257
[1]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/30	750	760
	Brentwood Infrastructure Financing Authority Water Revenue	5.000%	7/1/25	510	516
	Burbank Unified School District GO	4.500%	8/1/32	4,180	4,334
	Burlingame Financing Authority Lease (Abatement) Revenue (Community Center Project)	5.000%	7/1/41	1,290	1,385
	Burlingame School District GO	3.000%	8/1/36	175	160
	Burlingame School District GO	3.000%	8/1/37	255	228
	Burlingame School District GO	3.000%	8/1/38	175	154
	Burlingame School District GO	3.000%	8/1/39	175	151
	Burlingame School District GO	3.000%	8/1/40	235	200
	Burlingame School District GO	3.000%	8/1/41	350	294
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/25	3,550	3,617
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/30	4,015	4,242
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	107,225	106,499
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/30	68,375	74,380
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/31	85,950	89,923
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Projects) PUT	5.000%	8/1/29	126,945	131,693
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/28	82,755	82,098
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/28	125,600	132,748
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/29	48,290	50,240
[9]	California Community Choice Financing Authority Electric Power & Light Revenue PUT	1.000%	4/1/30	97,000	101,187
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/31	124,035	120,945
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/24	535	536
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/25	690	697
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/28	1,635	1,703
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/30	1,075	1,116
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/32	875	905
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/33	960	991
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/34	800	824
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/36	1,600	1,636
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/38	1,500	1,515
[10]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/43	5,890	4,851
[10]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	6,000	4,675
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	3,840	3,854
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	600	604
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	480	483
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	450	453

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/25	500	509
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/25	350	356
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,000	1,018
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,440	1,485
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/26	505	521
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/26	225	232
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	1,400	1,463
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	445	465
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	1,080	1,129
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	275	287
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	850	900
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	480	508
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	435	461
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	200	212
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,300	1,392
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/29	600	642
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	655	707
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	860	929
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	300	324
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/31	950	1,025
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,165	1,256
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	300	325
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	450	487
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,075	1,164
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/33	245	265
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/33	600	649
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/34	2,295	2,334
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/34	825	840
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/34	910	926
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	500	506
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	560	567
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	500	507
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/36	1,000	1,004
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/37	1,300	1,289
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/37	640	635
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/37	1,000	992
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/38	615	600
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/38	700	683
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,935	1,874
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	800	775
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,000	969
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,110	1,075
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/40	2,010	1,931
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/40	500	480
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/41	485	462
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/42	285	269
California Department of Water Resources Water Revenue	5.000%	12/1/26	3,010	3,228
California Department of Water Resources Water Revenue	5.000%	12/1/27	2,985	3,278
California Department of Water Resources Water Revenue	5.000%	12/1/30	4,000	4,636

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	4,075	4,158
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/27	1,130	1,240
California Educational Facilities Authority College & University Revenue	5.000%	12/1/23	200	200
California Educational Facilities Authority College & University Revenue	5.000%	10/1/24	180	182
California Educational Facilities Authority College & University Revenue	5.000%	11/1/24	2,500	2,536
California Educational Facilities Authority College & University Revenue	5.000%	12/1/24	875	883
California Educational Facilities Authority College & University Revenue	5.000%	11/1/25	2,365	2,455
California Educational Facilities Authority College & University Revenue	5.000%	12/1/25	790	808
California Educational Facilities Authority College & University Revenue	5.000%	10/1/26	595	602
California Educational Facilities Authority College & University Revenue	5.000%	11/1/26	720	748
California Educational Facilities Authority College & University Revenue	5.000%	12/1/26	1,960	2,034
California Educational Facilities Authority College & University Revenue	5.000%	4/1/27	950	1,018
California Educational Facilities Authority College & University Revenue	5.000%	10/1/27	970	982
California Educational Facilities Authority College & University Revenue	5.000%	10/1/27	200	206
California Educational Facilities Authority College & University Revenue	5.000%	11/1/27	710	738
California Educational Facilities Authority College & University Revenue	5.000%	12/1/27	1,310	1,377
California Educational Facilities Authority College & University Revenue	5.000%	10/1/28	300	329
California Educational Facilities Authority College & University Revenue	5.000%	12/1/28	1,365	1,450
California Educational Facilities Authority College & University Revenue	5.000%	4/1/29	430	475
California Educational Facilities Authority College & University Revenue	3.000%	10/1/29	115	110
California Educational Facilities Authority College & University Revenue	5.000%	10/1/29	200	202
California Educational Facilities Authority College & University Revenue	5.000%	12/1/29	1,085	1,149
California Educational Facilities Authority College & University Revenue	5.000%	4/1/30	435	484
California Educational Facilities Authority College & University Revenue	5.000%	12/1/30	2,105	2,224
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/31	475	534
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/31	850	913
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/31	100	101
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/31	2,280	2,405
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/32	1,000	1,027
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/32	445	478
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/32	3,170	3,339
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/33	1,545	1,587
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/33	575	603
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/33	775	828
[5]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/33	1,220	840
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/34	2,625	2,695
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/34	625	654
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/34	905	969
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/34	1,210	1,269
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/35	3,180	3,262
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/35	100	101
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/35	1,335	1,395
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/36	1,120	1,189
[5]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/36	4,585	2,724
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/36	760	795
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/37	530	559
[5]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/37	3,000	1,675
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/37	885	933

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/37	500	508
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/37	750	776
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/37	1,765	1,820
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/38	620	650
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/38	525	539
	California Educational Facilities Authority College & University Revenue	5.000%	3/15/39	2,955	3,544
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/40	1,130	1,180
	California Educational Facilities Authority College & University Revenue	5.250%	4/1/40	23,725	28,937
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	16,000	18,858
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/43	1,040	1,109
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/44	4,120	4,220
	California Educational Facilities Authority College & University Revenue, ETM	5.000%	10/1/25	5,125	5,329
	California Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/26	3,590	3,690
	California Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/26	3,350	3,443
[10]	California Educational Facilities Authority Revenue TOB VRDO	3.530%	12/1/23	15,650	15,650
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/25	305	309
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/27	730	756
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/29	625	657
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/30	290	307
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/35	585	609
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/40	1,495	1,525
	California GO	4.000%	3/1/25	1,485	1,502
	California GO	5.000%	3/1/25	1,735	1,776
	California GO	5.000%	8/1/25	1,665	1,719
	California GO	5.000%	8/1/25	10,185	10,518
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.000%	8/1/25	1,895	1,957
California GO	5.000%	9/1/25	4,895	5,064
California GO	5.000%	9/1/25	25	25
California GO	5.000%	4/1/26	2,000	2,100
California GO	5.000%	4/1/26	2,620	2,751
California GO	5.000%	8/1/26	18,880	19,970
California GO	5.000%	8/1/26	20,695	21,890
California GO	5.000%	8/1/26	21,110	22,329
California GO	5.000%	8/1/26	23,250	24,592
California GO	5.000%	9/1/26	720	763
California GO	5.000%	9/1/26	2,700	2,798
California GO	5.000%	9/1/26	5,540	5,872
California GO	5.000%	10/1/26	26,620	28,271
California GO	5.000%	10/1/26	1,385	1,471
California GO	5.000%	10/1/26	10,040	10,556
California GO	5.000%	10/1/26	8,590	9,123
California GO	4.000%	11/1/26	2,540	2,627
California GO	5.000%	11/1/26	4,705	5,007
California GO	5.000%	11/1/26	9,160	9,748
California GO	5.000%	4/1/27	8,575	9,211
California GO	3.500%	8/1/27	16,345	16,804
California GO	5.000%	8/1/27	3,315	3,504
California GO	5.000%	8/1/27	10,515	11,115
California GO	5.000%	8/1/27	3,160	3,264
California GO	4.000%	9/1/27	5,745	6,006
California GO	5.000%	10/1/27	8,095	8,793
California GO	5.000%	10/1/27	8,280	8,697
California GO	5.000%	10/1/27	1,000	1,086
California GO	5.000%	10/1/27	19,805	21,512
California GO	5.000%	11/1/27	5,175	5,632
California GO	5.000%	11/1/27	25,135	27,353
California GO	5.000%	12/1/27	12,240	13,345
California GO	5.000%	4/1/28	10,185	11,187
California GO	5.000%	8/1/28	5,115	5,398
California GO	5.000%	8/1/28	6,510	6,727
California GO	5.000%	8/1/28	15,355	16,546
California GO	4.000%	9/1/28	7,000	7,200
California GO	4.000%	9/1/28	5,805	6,143
California GO	5.000%	9/1/28	17,715	18,724
California GO	5.000%	9/1/28	4,500	4,984
California GO	5.000%	9/1/28	15,000	16,614
California GO	5.000%	10/1/28	15,000	16,641
California GO	5.000%	10/1/28	6,000	6,656
California GO	5.000%	11/1/28	12,375	13,399
California GO	5.000%	11/1/28	4,165	4,628
California GO	5.000%	11/1/28	20,000	22,225
California GO	5.000%	12/1/28	7,750	8,627
California GO	5.000%	4/1/29	10,000	11,183
California GO	5.000%	8/1/29	10,840	11,430
California GO	5.000%	8/1/29	44,340	46,752
California GO	4.000%	9/1/29	9,005	9,578
California GO	5.000%	9/1/29	3,225	3,405
California GO	5.000%	9/1/29	9,425	9,952
California GO	5.000%	9/1/29	4,500	5,067
California GO	5.000%	9/1/29	15,000	16,889
California GO	5.000%	10/1/29	20,025	20,979
California GO	5.000%	10/1/29	7,855	8,676
California GO	5.000%	10/1/29	5,000	5,637
California GO	5.000%	10/1/29	20,000	22,549
California GO	5.000%	12/1/29	3,500	3,956
California GO	5.000%	4/1/30	6,240	7,097
California GO	5.000%	4/1/30	4,285	4,874
California GO	5.000%	8/1/30	19,935	21,007
California GO	5.000%	8/1/30	2,610	2,807
California GO	5.000%	8/1/30	6,555	6,908
California GO	5.000%	9/1/30	9,180	9,455
California GO	5.000%	9/1/30	5,000	5,726

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	10/1/30	1,935	2,174
	California GO	4.000%	11/1/30	14,470	14,980
	California GO	5.000%	11/1/30	11,835	12,785
	California GO	5.000%	4/1/31	14,410	16,669
	California GO	5.000%	8/1/31	10,015	10,213
	California GO	5.000%	8/1/31	22,300	23,491
	California GO	5.250%	8/1/31	5,755	5,939
	California GO	5.000%	9/1/31	5,655	5,966
	California GO	5.000%	9/1/31	8,015	9,332
	California GO	5.000%	9/1/31	9,450	11,003
[11]	California GO	4.000%	11/1/31	15,000	15,521
	California GO	5.000%	11/1/31	1,705	1,834
	California GO	5.000%	11/1/31	3,300	3,789
	California GO	5.000%	11/1/31	4,000	4,592
	California GO	5.000%	11/1/31	4,000	4,670
	California GO	5.000%	12/1/31	1,000	1,050
	California GO	5.000%	3/1/32	1,000	1,135
	California GO	5.000%	4/1/32	16,455	19,345
	California GO	5.000%	4/1/32	765	899
	California GO	5.000%	8/1/32	5,000	5,134
[1]	California GO	5.250%	8/1/32	21,200	25,113
	California GO	5.250%	8/1/32	2,025	2,087
	California GO	4.000%	9/1/32	4,280	4,341
	California GO	5.000%	9/1/32	15,110	15,935
	California GO	5.000%	9/1/32	6,000	6,984
	California GO	5.000%	9/1/32	2,750	3,253
	California GO	5.000%	9/1/32	8,650	8,678
	California GO	5.000%	10/1/32	5,380	6,372
	California GO	4.000%	11/1/32	12,175	12,591
	California GO	5.000%	11/1/32	1,860	2,050
	California GO	5.000%	12/1/32	1,000	1,050
	California GO	5.000%	3/1/33	4,395	4,483
	California GO	5.000%	3/1/33	4,785	5,431
	California GO	5.000%	4/1/33	2,615	2,889
	California GO	5.000%	4/1/33	2,405	2,826
	California GO	4.000%	8/1/33	10,190	10,285
	California GO	5.000%	8/1/33	1,270	1,337
	California GO	5.000%	8/1/33	3,495	3,524
	California GO	4.000%	9/1/33	750	757
	California GO	5.000%	9/1/33	25,075	26,432
	California GO	5.000%	9/1/33	7,040	8,324
	California GO	5.000%	9/1/33	5,000	6,003
	California GO	3.000%	10/1/33	2,150	2,116
	California GO	4.000%	10/1/33	1,500	1,600
	California GO	3.000%	11/1/33	5,000	4,919
	California GO	4.000%	11/1/33	12,500	12,919
	California GO	5.000%	3/1/34	2,135	2,415
	California GO	5.000%	3/1/34	1,270	1,436
	California GO	4.000%	8/1/34	18,290	18,444
	California GO	5.000%	8/1/34	5,160	5,477
	California GO	4.000%	9/1/34	3,400	3,429
	California GO	4.000%	9/1/34	25,905	26,127
	California GO	5.000%	9/1/34	1,190	1,222
	California GO	5.000%	9/1/34	22,760	23,975
	California GO	5.000%	9/1/34	5,700	6,701
	California GO	3.000%	10/1/34	1,150	1,103
	California GO	4.000%	10/1/34	1,400	1,488
	California GO	5.000%	10/1/34	5,000	5,928
	California GO	4.000%	11/1/34	10,895	11,190
	California GO	5.000%	11/1/34	8,070	9,213
	California GO	5.000%	12/1/34	5,000	5,715
	California GO	5.000%	3/1/35	13,890	15,662
	California GO	5.000%	4/1/35	7,865	9,162
	California GO	5.000%	4/1/35	18,860	20,651
	California GO	3.500%	8/1/35	1,185	1,182
	California GO	5.000%	8/1/35	9,015	9,478
	California GO	5.000%	8/1/35	21,500	22,040
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	9/1/35	5,000	5,263
	California GO	5.000%	9/1/35	5,850	6,840
[3]	California GO	5.000%	9/1/35	2,000	2,105
	California GO	3.000%	10/1/35	9,185	8,568
	California GO	5.000%	10/1/35	16,640	17,385
	California GO	5.000%	10/1/35	5,250	6,187
	California GO	4.000%	11/1/35	2,610	2,747
	California GO	5.000%	11/1/35	1,000	1,065
	California GO	5.000%	11/1/35	3,810	4,056
	California GO	5.000%	11/1/35	4,000	4,544
	California GO	5.000%	12/1/35	7,220	8,210
	California GO	4.000%	3/1/36	27,355	28,594
	California GO	5.000%	3/1/36	1,880	2,109
	California GO	5.000%	8/1/36	2,965	3,107
	California GO	5.000%	9/1/36	14,705	15,426
	California GO	5.000%	9/1/36	4,070	4,716
	California GO	5.000%	9/1/36	7,655	8,869
	California GO	5.000%	9/1/36	8,610	10,111
	California GO	3.000%	10/1/36	9,815	9,007
	California GO	4.000%	10/1/36	5,550	5,700
	California GO	5.000%	10/1/36	15,195	17,728
	California GO	5.000%	11/1/36	4,180	4,447
	California GO	5.000%	12/1/36	5,350	6,032
	California GO	4.000%	3/1/37	5,500	5,695
	California GO	5.000%	9/1/37	15,000	17,438
	California GO	3.000%	10/1/37	8,250	7,455
	California GO	4.000%	10/1/37	8,655	8,858
	California GO	4.000%	10/1/37	6,125	6,341
	California GO	4.000%	10/1/37	5,000	5,177
	California GO	5.000%	10/1/37	28,520	32,322
	California GO	4.000%	11/1/37	5,200	5,370
	California GO	5.000%	11/1/37	7,000	7,561
	California GO	5.000%	11/1/37	10,050	10,667
	California GO	5.000%	11/1/37	12,980	14,906
	California GO	4.550%	12/1/37	1,000	1,033
	California GO	4.000%	3/1/38	19,120	19,593
	California GO	5.000%	4/1/38	1,235	1,333
	California GO	5.000%	9/1/38	9,300	10,730
	California GO	5.000%	9/1/39	7,120	8,075
	California GO	4.000%	10/1/39	14,145	14,457
	California GO	4.000%	10/1/39	1,685	1,731
	California GO	5.000%	10/1/39	2,500	2,855
	California GO	5.000%	11/1/39	13,090	14,038
	California GO	4.000%	3/1/40	11,035	11,264
	California GO	3.000%	11/1/40	2,350	2,057
	California GO	4.000%	11/1/40	2,890	2,956
	California GO	4.000%	10/1/41	26,950	27,531
	California GO	3.000%	11/1/41	1,375	1,187
	California GO	4.000%	4/1/42	15	15
	California GO	5.000%	4/1/42	4,725	4,985
	California GO	4.000%	9/1/42	4,610	4,688
	California GO	5.000%	9/1/42	40,035	44,868
	California GO	4.000%	10/1/42	5,975	6,081
	California GO	5.000%	10/1/42	30,000	31,970
	California GO	5.000%	10/1/42	21,485	24,226
	California GO	4.750%	12/1/42	2,250	2,308
	California GO	4.000%	9/1/43	4,900	4,969
	California GO	5.000%	9/1/43	20,000	22,501
	California GO	2.375%	10/1/46	2,500	1,686
	California GO	5.500%	12/1/52	4,895	5,379
	California GO, Prere.	5.000%	4/1/26	860	903
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/24	3,025	3,028

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	320	322
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/25	3,355	3,372
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	1,650	1,694
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	445	454
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	500	515
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,115	3,181
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	3,610	3,653
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	425	432
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	750	776
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,025	3,042
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/26	2,280	2,308
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,000	1,048
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	470	488
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	750	775
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,165	3,290
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/26	450	439
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	2,700	2,735
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,000	1,006
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	6,980	7,265
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,250	1,337
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/27	5,210	5,277
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	275	294
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	570	600
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,275	3,458
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	340	344
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,110	1,207
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,000	1,077
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	500	506
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,000	2,001
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/28	1,500	1,517
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	515	548
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	880	910
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,325	3,558
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,840	1,862
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	776
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	776

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,250	1,323
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	875	944
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	575	581
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	540	580
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	855	883
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/29	650	621
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/29	1,000	1,069
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	850	955
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	165	177
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	7,250	7,554
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	875	924
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,750	1,767
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	1,520	1,598
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	5	5
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/30	95	95
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	1,900	2,060
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/30	210	199
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,730	1,808
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,640	2,767
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,015	2,089
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	4,000	4,048
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	1,085	1,219
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	615	700
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,200	1,249
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,180	1,245
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,500	1,514
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/31	2,085	2,088
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	7,990	8,674
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	870	898
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,300	1,356
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	235	246
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	2,200	2,277
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	5,000	5,058
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	1,000	1,123
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	750	866
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	600	693

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,935	2,014
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,275	1,342
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,400	1,501
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.750%	2/1/32	1,205	1,220
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/32	2,765	2,767
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	4,315	4,712
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	8,360	9,068
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,780	1,856
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	5,105	5,376
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	370	386
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	500	521
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	225	234
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	3,810	4,081
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	1,425	1,498
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	3,170	3,395
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	3,105	3,255
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/33	5,055	5,059
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	2,730	2,959
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	3,540	3,692
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	620	644
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	20,000	23,810
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	5,045	5,101
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	1,310	1,468
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,960	3,166
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	405	433
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	3,580	3,753
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	2,510	2,627
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/34	2,730	2,731
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	1,525	1,657
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	2,870	3,106
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	1,485	1,493
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,890	1,988
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	2,250	2,268
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	5,650	5,711
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/34	1,020	1,062
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/34	905	942

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	1,210	1,356
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	615	656
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	4,065	4,249
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	400	425
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	4,500	4,696
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/35	2,910	2,899
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	3,700	3,740
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	3,650	3,782
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	8,010	8,055
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/35	240	247
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/35	1,500	1,557
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	3,200	3,331
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	7,515	7,984
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	550	583
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	10,785	11,458
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	3,000	3,001
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	750	807
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/36	3,000	3,117
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	11,460	11,513
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	3,160	3,383
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	4,100	4,229
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	3,445	3,457
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/36	1,455	1,305
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	250	256
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	4,615	4,777
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	5,230	5,523
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	1,050	1,106
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	6,745	7,115
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	760	813
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	12,490	12,456
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	2,360	2,421
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/37	3,500	3,071
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/37	4,995	4,383
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	270	275
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	28,320	29,684
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	10,460	11,011

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	4,800	4,763
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	2,445	2,402
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	3,750	3,231
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	3,835	3,304
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	14,950	15,047
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	365	371
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	8,060	8,414
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	9,385	9,843
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	3/1/39	3,420	2,797
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/39	2,675	2,568
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	530	521
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	2,585	2,518
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	775	786
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/39	7,375	6,249
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	7,465	7,282
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/40	1,300	1,339
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	10,200	10,293
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/40	690	693
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/40	2,450	2,467
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	21,180	23,353
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.125%	11/1/41	5,000	3,388
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	4,900	4,964
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	23,510	23,206
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/44	1,000	749
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	10,070	11,405
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	3/1/24	12,300	12,270
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/24	1,030	1,033
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	8/15/25	10,000	9,998
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	2.000%	10/1/25	10,000	9,737
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	17,655	18,118
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/27	28,495	29,995
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/28	13,025	13,714
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	300	332
[7,10]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.500%	12/7/23	11,621	11,621
	California Health Facilities Financing Authority Revenue	5.000%	7/1/26	4,180	4,345
	California Health Facilities Financing Authority Revenue	5.000%	7/1/27	4,305	4,546
	California Health Facilities Financing Authority Revenue	5.000%	7/1/28	4,405	4,713
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	2/1/29	600	611

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	8/1/29	625	638
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.600%	2/1/30	600	614
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.700%	2/1/31	500	512
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	8/1/31	400	411
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	8/1/32	250	258
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	2/1/33	200	198
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/33	47,321	47,045
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	2/1/34	260	258
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	8/1/34	385	382
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/35	11,950	11,757
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	63,820	60,344
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	8/1/35	285	284
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	57,105	53,068
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	53,091	48,730
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/36	16,945	16,381
	California Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	2/1/38	4,980	4,095
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.125%	8/1/38	800	803
[10]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.250%	2/1/24	15,000	14,998
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	8/1/26	1,500	1,489
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/26	5,000	5,200
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/26	560	569
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/27	555	568
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/28	500	514
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/29	600	617
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/30	500	515
California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/31	795	871
California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/32	750	822
California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/33	525	573
California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/35	1,570	1,698
California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/36	850	852
California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/38	1,785	1,747
California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/40	1,935	1,860
California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/37	2,500	2,689
California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/28	1,105	1,169
California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/29	740	783
California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/30	1,095	1,158
California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/31	1,225	1,294
California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/32	1,140	1,205
California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/33	1,110	1,172
California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/34	2,850	3,009
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	4.000%	8/1/25	570	578
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/27	1,150	1,237
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/28	580	636

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/29	1,710	1,905
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/31	1,555	1,729
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/32	1,800	1,996
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/34	660	729
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/35	1,000	1,101
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/36	2,500	2,736
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/37	1,365	1,483
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/38	1,260	1,360
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/39	2,710	2,910
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/26	800	843
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/26	860	908
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/27	1,775	1,866
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/27	840	888
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/28	595	629
California Infrastructure & Economic Development Bank Miscellaneous Revenue	4.000%	7/1/29	985	1,007
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/29	1,000	1,055
California Infrastructure & Economic Development Bank Miscellaneous Revenue	4.000%	9/1/31	1,760	1,789
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/32	2,515	2,651
California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	0.390%	1/1/24	1,650	1,650
California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	3.000%	10/1/26	5,740	5,662
California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	5.000%	10/1/26	10,000	10,563
California Infrastructure & Economic Development Bank Miscellaneous Revenue, ETM	5.000%	10/1/26	1,510	1,607
California Infrastructure & Economic Development Bank Private Schools Revenue PUT	1.750%	8/1/26	15,560	14,580
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/25	1,365	1,397
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/26	1,430	1,492
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/26	1,245	1,299
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	7/1/26	4,150	4,326
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/27	1,500	1,583
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	1/1/28	8,795	9,422
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/29	12,000	13,467
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/30	10,060	11,498
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/35	2,500	2,945
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	5/1/36	2,810	2,858
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/36	2,100	2,449
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	5/1/37	4,220	4,250
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/37	1,850	2,132
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	5/1/38	4,140	4,124
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/38	1,600	1,831
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/39	4,205	4,783
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/40	4,115	4,659
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	11/1/41	3,045	3,101
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/28	49,000	42,804
[8]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.350%	3.650%	8/1/47	2,500	2,481
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/40	7,000	7,213
[10]	California Municipal Finance Authority Charter School Aid Revenue (Palmdale Aerospace Academy Project)	4.000%	7/1/26	1,910	1,861
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/24	1,325	1,325
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/24	410	413

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Municipal Finance Authority College & University Revenue	5.000%	10/1/24	375	378
California Municipal Finance Authority College & University Revenue	5.000%	10/1/24	275	277
California Municipal Finance Authority College & University Revenue	5.000%	11/1/24	550	558
California Municipal Finance Authority College & University Revenue	5.000%	1/1/25	650	656
California Municipal Finance Authority College & University Revenue	5.000%	4/1/25	1,180	1,181
California Municipal Finance Authority College & University Revenue	5.000%	6/1/25	1,000	1,027
California Municipal Finance Authority College & University Revenue	5.000%	10/1/25	305	311
California Municipal Finance Authority College & University Revenue	5.000%	10/1/25	1,100	1,124
California Municipal Finance Authority College & University Revenue	5.000%	11/1/25	605	628
California Municipal Finance Authority College & University Revenue	5.000%	1/1/26	1,975	2,019
California Municipal Finance Authority College & University Revenue	5.000%	10/1/26	300	311
California Municipal Finance Authority College & University Revenue	5.000%	10/1/26	715	741
California Municipal Finance Authority College & University Revenue	5.000%	11/1/26	635	674
California Municipal Finance Authority College & University Revenue	5.000%	1/1/27	1,170	1,212
California Municipal Finance Authority College & University Revenue	5.000%	4/1/27	1,000	1,003
California Municipal Finance Authority College & University Revenue	5.000%	6/1/27	2,565	2,745
California Municipal Finance Authority College & University Revenue	5.000%	10/1/27	2,030	2,131
California Municipal Finance Authority College & University Revenue	5.000%	10/1/27	660	694
California Municipal Finance Authority College & University Revenue	4.000%	11/1/27	500	520
California Municipal Finance Authority College & University Revenue	5.000%	11/1/27	680	738
California Municipal Finance Authority College & University Revenue	5.000%	1/1/28	860	901
California Municipal Finance Authority College & University Revenue	5.000%	4/1/28	1,140	1,144
California Municipal Finance Authority College & University Revenue	5.000%	10/1/28	1,170	1,241
California Municipal Finance Authority College & University Revenue	5.000%	10/1/28	520	546
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Municipal Finance Authority College & University Revenue	5.000%	11/1/28	700	771
California Municipal Finance Authority College & University Revenue	5.000%	1/1/29	500	523
California Municipal Finance Authority College & University Revenue	5.000%	10/1/29	810	849
California Municipal Finance Authority College & University Revenue	5.000%	10/1/29	450	476
California Municipal Finance Authority College & University Revenue	5.000%	11/1/29	500	553
California Municipal Finance Authority College & University Revenue	5.000%	11/1/29	300	332
California Municipal Finance Authority College & University Revenue	5.000%	1/1/30	785	819
California Municipal Finance Authority College & University Revenue	5.000%	10/1/30	585	612
California Municipal Finance Authority College & University Revenue	5.000%	10/1/30	225	237
California Municipal Finance Authority College & University Revenue	5.000%	11/1/30	525	589
California Municipal Finance Authority College & University Revenue	5.000%	11/1/30	300	337
California Municipal Finance Authority College & University Revenue	5.000%	1/1/31	1,020	1,062
California Municipal Finance Authority College & University Revenue	5.000%	10/1/31	2,140	2,235
California Municipal Finance Authority College & University Revenue	5.000%	10/1/31	225	237
California Municipal Finance Authority College & University Revenue	5.000%	11/1/31	650	727
California Municipal Finance Authority College & University Revenue	5.000%	1/1/32	855	889
California Municipal Finance Authority College & University Revenue	4.000%	10/1/32	120	120
California Municipal Finance Authority College & University Revenue	5.000%	10/1/32	1,190	1,241
California Municipal Finance Authority College & University Revenue	5.000%	11/1/32	725	805
California Municipal Finance Authority College & University Revenue	5.000%	1/1/33	860	893
California Municipal Finance Authority College & University Revenue	4.000%	10/1/33	120	120
California Municipal Finance Authority College & University Revenue	5.000%	10/1/33	1,125	1,178
California Municipal Finance Authority College & University Revenue	5.000%	11/1/33	720	796
California Municipal Finance Authority College & University Revenue	5.000%	1/1/34	1,160	1,202

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Municipal Finance Authority College & University Revenue	4.000%	10/1/34	150	149
California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	570	592
California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	1,225	1,279
California Municipal Finance Authority College & University Revenue	4.000%	11/1/34	785	808
California Municipal Finance Authority College & University Revenue	5.000%	4/1/35	2,080	2,048
California Municipal Finance Authority College & University Revenue	4.000%	10/1/35	160	158
California Municipal Finance Authority College & University Revenue	5.000%	10/1/35	1,100	1,139
California Municipal Finance Authority College & University Revenue	5.000%	10/1/35	225	234
California Municipal Finance Authority College & University Revenue	4.000%	11/1/35	645	661
California Municipal Finance Authority College & University Revenue	5.000%	1/1/36	1,960	2,020
California Municipal Finance Authority College & University Revenue	4.000%	10/1/36	175	170
California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	745	768
California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	1,250	1,293
California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	1,000	1,083
California Municipal Finance Authority College & University Revenue	4.000%	11/1/36	850	863
California Municipal Finance Authority College & University Revenue	5.000%	1/1/37	1,645	1,687
California Municipal Finance Authority College & University Revenue	4.000%	10/1/37	170	162
California Municipal Finance Authority College & University Revenue	5.000%	10/1/37	575	591
California Municipal Finance Authority College & University Revenue	5.000%	10/1/37	600	645
California Municipal Finance Authority College & University Revenue	4.000%	11/1/37	375	378
California Municipal Finance Authority College & University Revenue	5.000%	10/1/38	1,000	1,067
California Municipal Finance Authority College & University Revenue	4.000%	11/1/38	875	880
California Municipal Finance Authority College & University Revenue	5.000%	10/1/39	835	887
California Municipal Finance Authority College & University Revenue	5.000%	10/1/39	2,230	2,266
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/39	600	601
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/40	540	538
	California Municipal Finance Authority College & University Revenue	3.000%	10/1/41	1,810	1,386
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/28	1,400	1,479
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/28	1,835	1,939
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/28	1,185	1,297
[1]	California Municipal Finance Authority COP	5.000%	11/1/29	275	301
[1]	California Municipal Finance Authority COP	5.000%	11/1/30	210	232
[1]	California Municipal Finance Authority COP	5.000%	11/1/32	450	508
[1]	California Municipal Finance Authority COP	5.000%	11/1/33	1,200	1,354
[1]	California Municipal Finance Authority COP	5.250%	11/1/34	1,000	1,161
[1]	California Municipal Finance Authority COP	5.250%	11/1/36	1,300	1,484
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/23	50	50
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	3,435	3,440
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,100	1,106
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,825	1,840
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,000	1,008
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/24	55	54
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	1,700	1,721
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,350	2,388
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,490	1,514
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,100	1,113
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,000	1,012
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	100	99
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	2,275	2,331
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	100	103

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	2,475	2,525
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,000	1,020
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	100	99
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,625	1,690
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	710	742
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	3,820	3,905
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,000	1,029
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,000	1,040
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	775	816
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/28	250	240
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,365	1,425
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,500	1,534
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	3,500	3,629
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	115	119
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	825	878
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,520	1,585
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,355	1,385
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/29	1,250	1,286
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	50	52
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	600	642
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,135	1,181
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	770	801
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	1,600	1,627
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	105	109
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	1,445	1,557
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,005	1,045
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,040
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/31	1,950	1,993
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	3,660	3,796
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	1,050	1,138
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	900	935
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	3,225	3,340
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	2,000	2,170
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,150	2,230
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,030	1,068
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	4,250	4,384
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	3,325	3,611
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,575	1,632
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	4,675	4,800
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	1,010	1,094
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,000	2,069
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,745	1,805
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/36	1,670	1,652
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/36	6,020	6,146
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,800	1,852
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,900	1,955
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/36	6,000	6,031
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	175	177

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	1,785	1,743
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/37	1,700	1,728
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,615	1,652
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	3,145	2,999
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	2,820	2,740
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	3,500	3,364
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	3,920	3,744
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	100	89
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	7,430	6,586
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Carmel Valley Manor Project)	5.000%	5/15/42	5,000	5,453
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Channing House Project)	5.000%	5/15/32	505	530
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/26	630	663
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/28	940	1,014
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/30	1,435	1,548
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/31	1,380	1,488
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/35	1,475	1,580
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/25	845	876
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/27	650	703
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	3,470	3,549
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	3,655	3,738
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	3,835	3,922
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	4,035	4,127
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	4,000	4,091
[3]	California Municipal Finance Authority Intergovernmental Agreement Revenue	5.000%	8/1/31	1,455	1,535
[3]	California Municipal Finance Authority Intergovernmental Agreement Revenue	5.000%	8/1/36	1,805	1,890
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/24	495	499
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/25	520	531
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/26	270	279
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/27	285	298
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/28	200	211
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/29	210	223
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/30	220	235
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/31	175	175
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/32	240	239
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/33	250	248
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/34	265	261
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/35	270	264
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/36	210	202
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/41	1,340	1,209
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/24	735	739
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	2,425	2,461
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	500	510
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	2,550	2,619
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	570	590
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	400	413
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	1,925	2,003

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	1,000	1,053
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	500	525
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	1,385	1,479
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	2,400	2,564
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	400	425
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	1,500	1,583
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	1,000	1,060
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	1,450	1,555
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	500	537
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	8,000	8,582
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	3,045	3,204
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	600	649
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/30	1,000	1,007
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/31	3,000	3,150
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/31	3,820	4,045
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/31	500	545
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/32	500	528
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/33	1,345	1,364
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/33	1,450	1,529
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/34	1,450	1,464
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/35	1,450	1,459
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/35	2,000	2,082
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/35	2,265	2,374
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/35	1,270	1,275
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/36	2,530	2,637
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	2.650%	8/1/36	13,808	11,535
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/37	1,670	1,640
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/38	2,300	2,351
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/38	935	960
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/39	500	477
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/40	1,440	1,363
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/41	550	516
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/24	1,025	1,034
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/26	1,130	1,182
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/31	600	635
[10]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/30	520	516
[10]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/40	3,035	2,809
[10]	California Municipal Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	3.400%	12/1/23	11,190	11,190
[10]	California Municipal Finance Authority Multifamily Revenue TOB VRDO	3.400%	12/1/23	13,700	13,700
[1,10]	California Municipal Finance Authority Port, Airport & Marina Revenue TOB VRDO	3.450%	12/7/23	1,849	1,849
[10]	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	1.300%	2/3/25	9,800	9,464
[9]	California Municipal Finance Authority Special Tax Revenue	5.250%	9/1/43	1,265	1,279
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.000%	9/1/33	380	388
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.000%	9/1/38	2,055	2,075
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.250%	9/1/43	3,465	3,498
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.500%	9/1/43	625	644

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority Water Revenue (Anaheim Water System Project), Prere.	4.000%	4/1/25	3,955	4,010
	California Municipal Finance Authority Water Revenue (Anaheim Water System Project), Prere.	4.000%	4/1/25	4,220	4,279
	California Pollution Control Financing Authority Water Revenue PUT	3.700%	9/1/28	3,000	3,017
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/24	385	385
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	440	444
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/25	1,050	1,050
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	440	448
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/26	830	835
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	440	453
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/27	1,960	1,976
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/28	450	468
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/28	730	736
[10]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	2.375%	11/15/28	4,300	4,048
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/29	500	523
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/30	490	515
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	520	550
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/35	1,215	1,389
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/36	2,500	2,597
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	1,640	1,686
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/37	645	657
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/38	2,320	2,381
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/39	2,400	2,459
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/40	2,500	2,559
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/43	12,000	12,022
[10]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	2.125%	11/15/27	4,450	4,237
	California Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/15/31	2,055	1,986
	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.500%	12/1/23	3,200	3,200
	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.500%	12/1/23	27,500	27,500
[7]	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.550%	12/1/23	9,325	9,325
[1]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	8,435	2,295
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/24	660	658
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/24	130	131
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/24	455	458
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/24	905	910
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/25	685	682
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/25	100	101
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/25	380	384
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/25	980	991
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/26	715	711
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/26	105	108
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/26	255	259
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/27	110	114
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/27	530	540
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/27	1,115	1,136
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/28	770	766
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/28	315	331
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/28	280	285
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/28	1,155	1,177
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/29	800	793
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/29	330	350
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/29	300	305
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/29	730	743
[10]	California School Finance Authority Charter School Aid Revenue	3.000%	7/1/30	365	325
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/30	835	853

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/30	300	305
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/30	350	356
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/31	260	244
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/31	3,680	3,474
[10]	California School Finance Authority Charter School Aid Revenue	2.125%	8/1/31	710	616
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/31	450	457
[10]	California School Finance Authority Charter School Aid Revenue	4.500%	7/1/32	2,555	2,453
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/32	460	469
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/33	485	494
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/34	510	519
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/36	325	312
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/36	1,075	1,087
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/38	465	419
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/40	3,000	2,842
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/40	2,000	2,027
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/41	775	634
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/41	3,985	3,295
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/41	530	478
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/42	4,250	3,948
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/51	125	93
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/61	300	212
[10]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/24	320	321
[10]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/25	300	303
[10]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/26	300	307
[10]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/27	320	331
[10]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/28	190	198
[10]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/35	1,000	1,014
[10]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/38	2,000	2,029
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	California School Finance Authority Charter School Aid Revenue (Ivy Academia Project)	3.000%	6/1/31	2,055	1,724
[10]	California School Finance Authority Charter School Aid Revenue (Ivy Academia Project)	4.000%	6/1/41	1,655	1,264
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/24	100	101
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/25	210	213
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/26	330	339
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/27	200	208
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/28	100	105
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/29	100	106
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/30	100	107
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	4.000%	7/1/40	1,600	1,471
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/26	160	164
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/27	230	239
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/28	215	225
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/29	260	274
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/30	570	602
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/32	765	801
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/33	930	974
[10]	California School Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/1/31	1,000	960
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/25	3,140	3,228
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/25	1,000	1,031
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/26	1,500	1,587
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/27	6,150	6,573
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/27	2,635	2,826

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/27	6,435	6,915
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	5,000	5,382
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/27	4,000	4,321
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/28	4,000	4,273
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/28	3,125	3,205
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/28	5,000	5,495
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/28	4,000	4,410
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/28	13,000	14,019
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/29	18,850	20,983
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/29	5,235	5,570
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/29	1,175	1,205
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/29	13,750	15,430
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/29	11,515	12,347
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/30	5,225	5,913
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/30	2,435	2,588
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/30	1,250	1,281
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/31	2,500	2,877
[1]	California State Public Works Board Lease (Abatement) Revenue	3.000%	10/1/31	1,050	1,006
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/32	2,000	2,124
	California State Public Works Board Lease (Abatement) Revenue	3.000%	5/1/32	1,025	969
	California State Public Works Board Lease (Abatement) Revenue	3.000%	10/1/33	300	280
	California State Public Works Board Lease (Abatement) Revenue	5.250%	10/1/33	3,000	3,040
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/34	2,575	2,732
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/35	5,000	5,344
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/35	6,040	6,925
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/36	1,520	1,724
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/39	3,555	3,650
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/41	720	728
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/42	4,500	4,528
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/45	3,020	3,023
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	5,765	5,976
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/26	10,000	10,645
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/26	6,000	6,400
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/27	5,030	5,322
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/27	3,350	3,600
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/27	5,175	5,491
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/27	5,000	5,441
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/28	2,630	2,914
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/28	16,235	17,164
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/28	1,850	2,053
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/29	3,695	4,043
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/30	14,980	15,490
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/30	1,000	1,136
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/31	1,010	1,020
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/31	3,805	4,100
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	10/1/32	4,520	4,839
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/32	3,965	4,269
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/33	1,520	1,570
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.000%	11/1/33	3,815	3,220
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/33	3,250	3,417
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.000%	11/1/34	4,025	3,351
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/34	670	704
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/35	675	711
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/35	1,500	1,771
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/36	625	652
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/36	900	944
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/36	5,000	5,821

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/37	1,500	1,709
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/38	1,125	1,157
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/39	1,000	1,021
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/39	1,500	1,536
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/40	750	758
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/40	4,500	4,559
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/41	3,860	3,897
California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	10/1/27	840	915
California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	10/1/27	745	811
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/26	1,060	1,121
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/27	1,265	1,367
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/30	2,785	3,178
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/33	1,135	1,312
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/34	2,945	3,399
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/35	3,120	3,577
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/35	12,610	13,393
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/36	3,000	3,140
California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/37	3,355	3,481
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/37	5,465	5,663
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/38	2,470	2,544
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/40	4,000	4,442
California State Public Works Board Lease (Appropriation) Revenue (Various Capital Projects)	4.000%	11/1/36	4,430	4,636
California State University College & University Revenue	5.000%	11/1/26	1,400	1,495
California State University College & University Revenue	5.000%	11/1/27	2,155	2,241
California State University College & University Revenue	5.000%	11/1/28	2,635	2,737
California State University College & University Revenue	5.000%	11/1/30	1,300	1,363
California State University College & University Revenue	5.000%	11/1/30	600	680
California State University College & University Revenue	5.000%	11/1/32	6,180	6,618
California State University College & University Revenue	5.000%	11/1/32	5,335	5,586
California State University College & University Revenue	5.000%	11/1/33	6,270	6,705
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California State University College & University Revenue	5.000%	11/1/33	10,155	10,625
California State University College & University Revenue	4.000%	11/1/34	665	711
California State University College & University Revenue	5.000%	11/1/34	5,000	5,334
California State University College & University Revenue	5.000%	11/1/34	8,560	9,420
California State University College & University Revenue	4.000%	11/1/35	580	617
California State University College & University Revenue	5.000%	11/1/35	8,000	8,513
California State University College & University Revenue	5.000%	11/1/35	13,205	13,608
California State University College & University Revenue	5.000%	11/1/35	5,000	5,483
California State University College & University Revenue	3.125%	11/1/36	100	93
California State University College & University Revenue	5.000%	11/1/36	1,435	1,519
California State University College & University Revenue	5.000%	11/1/36	3,050	3,173
California State University College & University Revenue	5.000%	11/1/36	10,555	11,494
California State University College & University Revenue	5.000%	11/1/37	3,895	4,104
California State University College & University Revenue	5.000%	11/1/37	10,465	11,328
California State University College & University Revenue	5.000%	11/1/38	5,495	5,921
California State University College & University Revenue	5.000%	11/1/39	1,725	1,883
California State University College & University Revenue	3.000%	11/1/40	1,720	1,470
California State University College & University Revenue	5.000%	11/1/41	20,815	21,454
California State University College & University Revenue	5.000%	11/1/41	1,285	1,462
California State University College & University Revenue	5.000%	11/1/42	3,250	3,380
California State University College & University Revenue	5.000%	11/1/42	1,000	1,132
California State University College & University Revenue	5.000%	11/1/43	1,000	1,126
California State University College & University Revenue	5.000%	11/1/44	1,250	1,401
California State University College & University Revenue PUT	1.600%	11/1/26	28,940	26,676
California State University College & University Revenue PUT	3.125%	11/1/26	5,000	4,991
California State University Local or Guaranteed Housing Revenue	3.000%	11/1/34	8,905	8,480
California State University Local or Guaranteed Housing Revenue	3.000%	11/1/36	9,520	8,745
California State University Local or Guaranteed Housing Revenue	3.000%	11/1/37	2,795	2,504
California State University Local or Guaranteed Housing Revenue	3.000%	11/1/38	12,300	10,858
California State University Local or Guaranteed Housing Revenue	4.000%	11/1/45	5,260	5,304
California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/27	1,500	1,545
California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/28	1,550	1,598
California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/29	900	927

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Statewide Communities Development Authority Electric Power & Light Revenue	1.450%	4/1/28	8,000	6,868
	California Statewide Communities Development Authority Electric Power & Light Revenue	1.750%	9/1/29	13,015	10,855
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	1,095	1,098
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	200	201
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	500	502
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	400	401
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	600	605
[13]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/24	245	172
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	765	778
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	410	417
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	160	162
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	750	765
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	615	622
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	100	103
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	425	434
[13]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/25	215	151
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,000	1,016
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	2,120	2,166
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	1,570	1,620
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	460	475
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	350	358
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	590	612
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	550	576
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	400	409
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	175	184
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,345	1,393
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,090	1,153
[13]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.125%	11/1/26	240	168
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,925	1,994
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	605	634
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	160	165
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,455	1,527
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	150	160
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	670	692
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	205	221
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,205	1,259

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,000	1,082
[13]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	270	189
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	3,400	3,471
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	3,000	3,145
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	1,470	1,558
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	420	435
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,515	1,608
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	850	926
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	425	444
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/28	1,000	1,050
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	100	110
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	975	1,022
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	780	860
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	3,290	3,441
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	3,190	3,371
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	3,275	3,375
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	470	486
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	1,240	1,331
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	725	763
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/29	1,000	1,059
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	1,425	1,490
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,000	1,020
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/29	15,365	15,576
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	1,685	1,756
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	6,380	6,568
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	2,615	2,760
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	660	713
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	495	555
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	450	477
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/30	1,900	2,028
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	275	301
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	1,650	1,723
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,000	1,020
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	1,460	1,521
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	1,380	1,457
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	1,025	1,108

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	645	719
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	450	480
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/31	2,000	2,151
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,345	1,402
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/31	3,495	3,607
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	525	535
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	1,340	1,393
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	7,115	7,310
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	1,580	1,667
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/32	255	255
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	1,815	1,964
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	680	758
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/32	2,270	2,377
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,625	1,692
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	2,000	2,074
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/33	1,150	1,213
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,850	3,081
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	715	793
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/33	1,475	1,535
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	2,075	2,158
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.125%	3/1/34	875	878
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/34	1,005	1,060
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	350	350
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	2,550	2,762
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	1,400	1,547
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/34	715	740
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/35	830	859
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/35	4,545	4,652
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/35	1,475	1,554
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	1,545	1,540
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	900	932
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	3,225	3,348
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	630	622
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	2,025	2,030
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	1,590	1,569
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	500	546

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	700	725
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	725	748
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/36	200	180
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	650	634
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	350	379
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	1,030	1,056
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/38	1,000	1,017
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/38	1,480	1,376
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	2,050	1,989
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	3,100	2,981
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/38	400	430
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	2,945	3,005
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	3,920	3,768
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	3,500	3,328
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	1,530	1,554
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	3,495	3,326
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	4,250	4,004
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,100	1,116
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/41	1,520	1,419
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	1,160	1,173
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	550	563
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	1,000	1,081
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.250%	1/1/43	4,400	4,087
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.125%	8/15/47	1,000	1,079
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.000%	11/1/24	700	694
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.000%	11/1/29	4,950	4,650
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.000%	11/1/34	3,700	3,274
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/24	300	303
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/25	300	308
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/26	325	343
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/36	590	631
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/37	500	531
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/38	710	751
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	19,815	19,868

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	22,420	23,197
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	18,250	20,192
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	8,225	9,100
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	4,485	4,962
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	5,240	5,798
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	4,575	4,625
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	4,200	4,246
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	3,790	3,832
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	3.250%	2/15/26	700	708
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/26	2,645	2,775
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/26	4,040	4,238
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/26	4,000	4,196
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/26	4,795	5,030
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/26	1,000	1,049
[9]	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/33	5,390	5,680
[9]	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/33	10,425	10,986
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/24	1,250	1,254
[10]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	900	902
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	2,000	2,024
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	3,410	3,481
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	2,015	2,059
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	5,000	5,112
[3]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	2,000	2,143
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	2,000	2,043
[10]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	900	913
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/32	2,475	2,522
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/33	3,375	3,436
[3]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/34	3,000	3,073
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/34	1,750	1,779
[10]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.600%	1/15/36	2,480	2,439
[3]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/36	3,000	3,038
[3]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/37	3,000	3,009
[3]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/38	3,000	2,963
[10]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/39	1,515	1,517
[7,10]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue TOB VRDO	3.400%	12/1/23	8,740	8,740
[7,10]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue TOB VRDO	3.400%	12/1/23	2,485	2,485
[1]	California Statewide Communities Development Authority Miscellaneous Revenue, Prere.	5.000%	11/15/24	2,505	2,552
[10]	California Statewide Communities Development Authority Multi-Family Housing Revenue TOB VRDO	3.400%	12/1/23	30,111	30,111
[10]	California Statewide Communities Development Authority Multi-Family Housing Revenue TOB VRDO	3.400%	12/1/23	49,620	49,620
[7,10]	California Statewide Communities Development Authority Multi-Family Housing Revenue TOB VRDO	3.900%	12/1/23	11,000	11,000
	California Statewide Communities Development Authority Special Assessment Revenue	4.250%	9/2/32	2,265	2,237

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Statewide Communities Development Authority Special Assessment Revenue	4.750%	9/2/33	1,435	1,443
California Statewide Communities Development Authority Special Assessment Revenue	5.125%	9/2/42	1,500	1,492
California Statewide Communities Development Authority Special Assessment Revenue	5.250%	9/2/43	1,500	1,504
California Statewide Communities Development Authority Special Tax Revenue	4.750%	9/1/38	500	514
California Statewide Communities Development Authority Special Tax Revenue	4.000%	9/1/40	1,500	1,362
California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/43	1,000	1,039
Campbell Union High School District GO, Prere.	4.000%	8/1/26	5,000	5,170
Campbell Union High School District GO, Prere.	5.000%	8/1/26	2,125	2,252
Campbell Union High School District GO, Prere.	5.000%	8/1/26	2,500	2,649
Campbell Union High School District GO, Prere.	5.000%	8/1/26	4,095	4,339
Campbell Union High School District GO, Prere.	5.000%	8/1/26	5,485	5,812
Carlsbad Unified School District GO	4.000%	5/1/30	5,220	5,374
Carlsbad Unified School District GO	6.125%	8/1/31	145	173
Carlsbad Unified School District GO	4.000%	5/1/33	720	738
Carlsbad Unified School District GO	3.000%	8/1/33	300	286
Carlsbad Unified School District GO	4.000%	5/1/34	685	702
Carlsbad Unified School District GO	3.000%	8/1/34	500	475
Carlsbad Unified School District GO	3.000%	8/1/35	1,100	1,035
Carlsbad Unified School District GO	3.000%	8/1/35	500	469
Carlsbad Unified School District GO	3.000%	8/1/36	1,180	1,086
Carlsbad Unified School District GO	3.000%	8/1/36	500	459
Carlsbad Unified School District GO	3.000%	8/1/38	1,415	1,240
Carlsbad Unified School District GO	3.000%	8/1/39	1,545	1,328
Carpinteria Valley Water District Water Revenue	5.000%	7/1/25	125	129
Carpinteria Valley Water District Water Revenue	5.000%	7/1/27	225	242
Carpinteria Valley Water District Water Revenue	5.000%	7/1/28	255	280
Carpinteria Valley Water District Water Revenue	5.000%	7/1/29	250	279
Carpinteria Valley Water District Water Revenue	5.000%	7/1/30	300	339
Carpinteria Valley Water District Water Revenue	5.000%	7/1/31	300	338
Carpinteria Valley Water District Water Revenue	5.000%	7/1/32	300	337
Carpinteria Valley Water District Water Revenue	5.000%	7/1/33	350	393
Castro Valley Unified School District GO	4.000%	8/1/33	750	770
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/24	100	100
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/25	125	126
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/26	125	127
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/27	390	401
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/28	105	109
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/29	420	436
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/30	300	312
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/31	375	386
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/32	975	1,002
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/33	2,720	2,787
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/34	1,250	1,279
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/35	405	413
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/25	300	303
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/26	300	306
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/27	300	308
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/28	250	259
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/29	250	259

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/31	300	309
[3]	Center Unified School District GO	4.000%	8/1/34	210	219
[3]	Center Unified School District GO	3.000%	8/1/35	950	886
[3]	Center Unified School District GO	3.000%	8/1/36	535	492
[3]	Center Unified School District GO	3.000%	8/1/38	1,310	1,151
[3]	Center Unified School District GO	3.000%	8/1/40	600	510
[1]	Centinela Valley Union High School District GO	4.000%	8/1/30	2,390	2,450
[1]	Centinela Valley Union High School District GO	4.000%	8/1/32	3,355	3,421
[1]	Centinela Valley Union High School District GO	4.000%	8/1/33	1,410	1,431
	Central Unified School District GO	0.000%	8/1/33	500	343
	Central Unified School District GO	0.000%	8/1/34	300	197
	Central Unified School District GO	0.000%	8/1/35	300	188
	Central Unified School District GO	0.000%	8/1/36	235	139
	Central Unified School District GO	0.000%	8/1/37	500	278
	Chabot-Las Positas Community College District GO	3.000%	8/1/33	1,000	948
	Chabot-Las Positas Community College District GO	3.000%	8/1/35	1,580	1,466
	Chabot-Las Positas Community College District GO	4.000%	8/1/35	620	634
	Chabot-Las Positas Community College District GO	3.000%	8/1/37	2,800	2,490
	Chabot-Las Positas Community College District GO	3.000%	8/1/38	3,000	2,607
	Chabot-Las Positas Community College District GO	5.000%	8/1/41	1,250	1,406
	Chabot-Las Positas Community College District GO	5.000%	8/1/42	1,800	2,011
	Chabot-Las Positas Community College District GO	5.000%	8/1/43	2,120	2,361
	Chaffey Community College District GO	3.000%	6/1/39	1,975	1,711
	Chaffey Joint Union High School District GO	0.000%	8/1/25	655	618
	Chaffey Joint Union High School District GO	0.000%	8/1/26	1,430	1,301
	Chaffey Joint Union High School District GO	0.000%	2/1/27	370	330
	Chaffey Joint Union High School District GO	0.000%	8/1/28	2,000	1,672
	Chaffey Joint Union High School District GO	0.000%	8/1/28	530	449
	Chaffey Joint Union High School District GO	0.000%	8/1/29	515	419
	Chaffey Joint Union High School District GO	0.000%	2/1/30	885	702
	Chaffey Joint Union High School District GO	0.000%	8/1/30	450	352
	Chaffey Joint Union High School District GO	0.000%	8/1/31	455	341
	Chaffey Joint Union High School District GO	0.000%	8/1/32	525	377
	Chaffey Joint Union High School District GO	0.000%	2/1/33	1,000	696
	Chaffey Joint Union High School District GO	0.000%	8/1/33	700	481
	Chaffey Joint Union High School District GO	0.000%	8/1/34	890	585
	Chaffey Joint Union High School District GO	0.000%	2/1/35	605	385
	Chaffey Joint Union High School District GO	0.000%	2/1/37	1,000	567
	Chaffey Joint Union High School District GO	0.000%	2/1/38	710	378
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chico CA Sewer Revenue	5.000%	12/1/26	415	441
	Chico Unified School District GO	4.000%	8/1/28	300	317
	Chico Unified School District GO	4.000%	8/1/30	300	317
	Chico Unified School District GO	4.000%	8/1/32	280	295
	Chico Unified School District GO	4.000%	8/1/33	300	316
	Chico Unified School District GO	5.000%	8/1/33	750	778
	Chico Unified School District GO	4.000%	8/1/34	500	526
	Chico Unified School District GO	3.000%	8/1/38	900	780
	Chico Unified School District GO	3.000%	8/1/39	765	651
	Chico Unified School District GO	3.000%	8/1/40	1,500	1,259
	Chico Unified School District GO	4.000%	8/1/41	3,180	3,232
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/36	1,530	1,469
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/45	1,500	1,333
[1]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/25	1,000	1,034
[3]	Chino Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/27	1,195	1,214
[3]	Chino Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/30	1,170	1,187
	Chino Valley Unified School District GO	0.000%	8/1/29	500	416
	Chino Valley Unified School District GO	0.000%	8/1/30	600	482
	Chino Valley Unified School District GO	0.000%	8/1/32	935	694
	Chino Valley Unified School District GO	0.000%	8/1/35	1,400	906
	Chino Valley Unified School District GO	0.000%	8/1/37	1,000	579
	Chino Valley Unified School District GO	0.000%	8/1/38	1,350	740
	Chula Vista Elementary School District GO	2.000%	8/1/26	2,030	1,950
	Chula Vista Elementary School District GO	2.000%	8/1/27	5,315	5,047
	Chula Vista Elementary School District GO	4.000%	8/1/41	4,000	4,074
	Chula Vista Elementary School District GO	4.000%	8/1/42	3,500	3,536
	Chula Vista Elementary School District GO	4.000%	8/1/43	6,415	6,471
	Chula Vista Elementary School District GO	4.000%	8/1/44	1,000	1,007
[3]	Clovis CA Sewer Revenue	5.000%	8/1/27	1,090	1,173
[3]	Clovis CA Sewer Revenue	5.000%	8/1/28	1,000	1,081
[3]	Clovis CA Sewer Revenue	5.000%	8/1/31	1,380	1,487
[3]	Clovis CA Sewer Revenue	5.000%	8/1/33	1,780	1,910
[3]	Clovis CA Sewer Revenue	5.000%	8/1/34	1,000	1,076
[3]	Clovis CA Sewer Revenue	5.000%	8/1/35	1,000	1,071
[3]	Clovis CA Sewer Revenue	5.000%	8/1/36	2,170	2,313
[3]	Clovis CA Sewer Revenue	5.000%	8/1/37	1,265	1,338
[5]	Clovis Unified School District GO	0.000%	8/1/26	450	413
	Clovis Unified School District GO	0.000%	8/1/27	2,000	1,782
[5]	Clovis Unified School District GO	0.000%	8/1/28	6,705	5,781
[5]	Clovis Unified School District GO	0.000%	8/1/29	1,115	928
[5]	Clovis Unified School District GO	0.000%	8/1/30	12,330	9,889
	Clovis Unified School District GO	0.000%	8/1/32	4,185	3,080
	Clovis Unified School District GO	0.000%	8/1/33	2,700	1,907
	Clovis Unified School District GO	0.000%	8/1/34	2,015	1,366
	Clovis Unified School District GO	0.000%	8/1/35	2,780	1,801
	Clovis Unified School District GO	5.250%	8/1/40	650	716
[1]	Coachella Valley Unified School District GO	0.000%	8/1/34	2,245	1,520
[1]	Coachella Valley Unified School District GO	0.000%	8/1/39	3,405	1,732

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/38	1,505	1,553
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/39	1,595	1,642
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/40	1,150	1,181
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/41	1,700	1,741
	Coast Community College District GO	3.000%	8/1/38	3,995	3,511
	Coast Community College District GO, Prere.	0.000%	8/15/25	8,000	5,424
	Coast Community College District GO, Prere.	5.000%	8/15/25	3,000	3,108
[1]	College of the Sequoias Tulare Area Improvement District No. 3 GO	0.000%	8/1/40	3,110	1,428
[1]	Commerce Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/29	1,595	1,677
[3]	Compton CA Unified School District COP	4.000%	6/1/24	345	346
[3]	Compton CA Unified School District COP	5.000%	6/1/25	405	416
[3]	Compton CA Unified School District COP	5.000%	6/1/26	475	497
[3]	Compton CA Unified School District COP	5.000%	6/1/27	555	593
[3]	Compton CA Unified School District COP	5.000%	6/1/28	335	358
[3]	Compton CA Unified School District COP	5.000%	6/1/29	275	294
[3]	Compton CA Unified School District COP	5.000%	6/1/31	270	288
[3]	Compton CA Unified School District COP	5.000%	6/1/32	530	566
[3]	Compton CA Unified School District COP	4.000%	6/1/33	250	255
[3]	Compton CA Unified School District COP	4.000%	6/1/35	400	407
[3]	Compton CA Unified School District COP	4.000%	6/1/36	400	404
[3]	Compton CA Unified School District GO	5.000%	6/1/25	785	809
[3]	Compton CA Unified School District GO	5.000%	6/1/26	835	880
[3]	Compton CA Unified School District GO	5.000%	6/1/27	755	813
[3]	Compton CA Unified School District GO	5.000%	6/1/28	1,140	1,231
[3]	Compton CA Unified School District GO	5.000%	6/1/29	1,000	1,078
[3]	Compton CA Unified School District GO	4.000%	6/1/30	2,200	2,263
[3]	Compton CA Unified School District GO	4.000%	6/1/31	2,065	2,117
[3]	Compton CA Unified School District GO	4.000%	6/1/32	1,995	2,043
[3]	Compton CA Unified School District GO	0.000%	6/1/33	1,010	699
[1]	Compton Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/27	2,790	2,993
[1]	Compton Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/28	2,395	2,607
[1]	Conejo Valley Unified School District GO	0.000%	8/1/24	3,000	2,932
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Conejo Valley Unified School District GO	0.000%	8/1/25	3,380	3,188
[1]	Conejo Valley Unified School District GO	0.000%	8/1/26	3,500	3,173
[1]	Conejo Valley Unified School District GO	0.000%	8/1/27	3,000	2,602
[1]	Conejo Valley Unified School District GO	0.000%	8/1/28	2,290	1,893
	Conejo Valley Unified School District GO	3.000%	8/1/36	5,000	4,519
	Contra Costa Community College District GO	3.000%	8/1/37	1,370	1,225
	Contra Costa Community College District GO	5.000%	8/1/37	1,500	1,728
	Contra Costa Community College District GO	3.000%	8/1/38	1,100	967
	Contra Costa Community College District GO	5.000%	8/1/38	3,000	3,408
	Contra Costa Community College District GO	3.000%	8/1/39	1,000	865
	Contra Costa Community College District GO	5.000%	8/1/39	3,350	3,773
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue	4.000%	6/1/39	3,265	3,355
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue	4.000%	6/1/40	4,435	4,545
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue	4.000%	6/1/41	1,795	1,834
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/30	2,000	2,152
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/31	1,310	1,406
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/32	2,010	2,154
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/34	5,665	6,053
	Contra Costa Water District Water Revenue	5.000%	10/1/32	725	846
	Contra Costa Water District Water Revenue	5.000%	10/1/39	415	477
	Contra Costa Water District Water Revenue	5.000%	10/1/40	700	799
	Contra Costa Water District Water Revenue	4.000%	10/1/41	1,000	1,024
	Contra Costa Water District Water Revenue	5.000%	10/1/41	1,365	1,548
	Contra Costa Water District Water Revenue	5.000%	10/1/42	1,000	1,126
	Contra Costa Water District Water Revenue	5.000%	10/1/43	750	842
[6]	Corona-Norco Unified School District GO	0.000%	8/1/25	1,325	1,252
[6]	Corona-Norco Unified School District GO	0.000%	8/1/26	1,530	1,400
[6]	Corona-Norco Unified School District GO	0.000%	8/1/27	1,500	1,328
[6]	Corona-Norco Unified School District GO	0.000%	8/1/28	1,290	1,104
	Corona-Norco Unified School District GO	4.000%	8/1/33	2,525	2,575
	Corona-Norco Unified School District GO	4.000%	8/1/33	2,000	2,040
	Corona-Norco Unified School District GO	4.000%	8/1/34	2,000	2,038
	Corona-Norco Unified School District GO	4.000%	8/1/34	3,000	3,056
	Corona-Norco Unified School District GO	4.000%	8/1/34	350	360

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Corona-Norco Unified School District GO	4.000%	8/1/35	500	513
	Corona-Norco Unified School District GO	4.000%	8/1/36	675	690
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.875%	8/1/41	1,900	1,578
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/46	20,690	14,514
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/47	7,615	5,564
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.800%	3/1/47	17,830	12,526
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.350%	4/1/47	10,000	7,527
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.500%	5/1/47	2,200	1,690
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	6/1/48	5,000	3,249
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	2/1/57	5,000	3,230
	Cucamonga Valley Water District Financing Authority Water Revenue	4.000%	9/1/33	360	386
	Cupertino CA COP	4.000%	6/1/25	700	710
	Cupertino CA COP	4.000%	6/1/28	700	740
	Cupertino CA COP	4.000%	6/1/30	865	930
	Cypress School District GO	0.000%	8/1/29	1,845	1,518
[1]	Davis Joint Unified School District COP	4.000%	8/1/26	1,230	1,250
[3]	Davis Joint Unified School District GO	3.000%	8/1/32	4,240	4,037
[3]	Davis Joint Unified School District GO	3.000%	8/1/33	4,260	4,007
[3]	Davis Joint Unified School District GO	3.000%	8/1/35	3,660	3,384
	Del Mar Race Track Authority Recreational Revenue	5.000%	10/1/24	1,585	1,585
	Del Mar Race Track Authority Recreational Revenue	5.000%	10/1/26	1,475	1,471
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.450%	12/1/39	1,030	916
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.850%	12/1/42	5,500	5,679
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.500%	12/1/45	980	974
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.000%	12/1/49	1,630	1,621
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,325	2,267
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	5.500%	12/1/52	5,845	6,225
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Desert Community College District GO	4.000%	8/1/33	700	744
	Desert Sands Unified School District GO	5.000%	8/1/35	1,000	1,074
[7,10]	Deutsche Bank Spears/Lifers Trust Revenue Local or Guaranteed Housing Revenue TOB VRDO	3.900%	12/1/23	7,000	7,000
	Dixon CA Special Tax Revenue	4.000%	9/1/25	100	100
	Dixon CA Special Tax Revenue	4.000%	9/1/26	170	171
	Dixon CA Special Tax Revenue	4.000%	9/1/27	175	176
	Dixon CA Special Tax Revenue	4.000%	9/1/28	205	206
	Dixon CA Special Tax Revenue	4.000%	9/1/29	130	130
	Dixon CA Special Tax Revenue	4.000%	9/1/30	125	125
	Dixon CA Special Tax Revenue	4.000%	9/1/33	425	422
	Dixon CA Special Tax Revenue	4.000%	9/1/36	200	194
	Dixon CA Special Tax Revenue	4.000%	9/1/40	400	367
	Dublin CA Special Tax Revenue	3.000%	9/1/24	235	233
	Dublin CA Special Tax Revenue	3.000%	9/1/26	300	290
	Dublin CA Special Tax Revenue	4.000%	9/1/28	240	241
	Dublin CA Special Tax Revenue	4.000%	9/1/30	305	304
	Dublin CA Special Tax Revenue	4.000%	9/1/31	135	135
	Dublin CA Special Tax Revenue	3.000%	9/1/33	595	529
	Dublin CA Special Tax Revenue	2.375%	9/1/35	590	476
	Dublin CA Special Tax Revenue	2.375%	9/1/36	735	577
	Dublin CA Special Tax Revenue	2.375%	9/1/37	785	597
[10]	Dublin CA Unified School District GO TOB VRDO	2.700%	12/1/23	8,000	8,000
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/31	1,000	1,081
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/33	1,300	1,399
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/34	900	967
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/35	670	718
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/36	1,505	1,603
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/37	1,100	1,166
	East Bay Municipal Utility District Wastewater System Sewer Revenue	5.000%	6/1/35	8,455	8,712
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/34	1,855	1,913
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/35	8,170	8,763
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/35	3,215	3,313
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/36	8,075	8,631
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/37	5,900	6,797
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/38	4,000	4,574
[1]	East Side Union High School District GO	0.000%	8/1/27	300	264
[3]	East Side Union High School District GO	5.000%	8/1/27	1,150	1,247
	East Side Union High School District GO	2.000%	8/1/28	7,260	6,757
	East Side Union High School District GO	2.000%	8/1/29	7,880	7,239
[1]	East Side Union High School District GO	3.000%	8/1/29	3,300	3,278
	East Side Union High School District GO	2.000%	8/1/30	6,640	5,943
[1]	East Side Union High School District GO	3.000%	8/1/30	7,255	7,157
	East Side Union High School District GO	2.000%	8/1/31	6,970	6,125

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	East Side Union High School District GO	3.000%	8/1/31	7,945	7,695
	East Side Union High School District GO	2.000%	8/1/32	7,320	6,301
[1]	East Side Union High School District GO	3.000%	8/1/32	3,000	2,850
	East Side Union High School District GO	3.750%	8/1/35	250	246
[1]	East Side Union High School District GO	3.000%	8/1/36	4,000	3,660
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/29	2,590	2,733
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/30	2,555	2,695
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/32	4,990	5,253
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/33	4,805	5,058
	Eastern Municipal Water District Water Revenue	5.000%	7/1/26	1,050	1,111
	Eastern Municipal Water District Water Revenue	5.000%	7/1/28	1,890	1,998
	Eastern Municipal Water District Water Revenue	5.000%	7/1/29	3,650	3,854
	Eastern Municipal Water District Water Revenue	5.000%	7/1/32	2,580	2,717
	Eastern Municipal Water District Water Revenue	5.000%	7/1/33	3,805	4,003
	Eastern Municipal Water District Water Revenue	5.000%	7/1/35	4,970	5,202
	Eastern Municipal Water District Water Revenue	5.000%	7/1/36	2,310	2,416
	El Camino Community College District Foundation GO	0.000%	8/1/32	10,000	7,461
	El Camino Community College District Foundation GO	0.000%	8/1/33	3,500	2,510
	El Camino Community College District Foundation GO	0.000%	8/1/34	2,000	1,379
	El Camino Community College District Foundation GO	5.000%	8/1/34	1,100	1,160
[5]	El Camino Healthcare District GO	0.000%	8/1/29	2,500	2,074
[5]	El Camino Healthcare District GO	0.000%	8/1/30	3,740	2,988
[5]	El Camino Healthcare District GO	0.000%	8/1/31	4,410	3,389
	El Camino Healthcare District GO	4.000%	8/1/33	3,045	3,111
	El Dorado County CA Special Tax Revenue	4.000%	9/1/28	1,980	1,981
	El Dorado County CA Special Tax Revenue	4.000%	9/1/31	690	690
[1]	El Dorado Union High School District GO	5.000%	8/1/34	2,195	2,358
[1]	El Dorado Union High School District GO	5.000%	8/1/35	2,280	2,443
	El Monte Union High School District GO	4.000%	6/1/31	100	103
	El Monte Union High School District GO	4.000%	6/1/32	185	190
	El Monte Union High School District GO	4.000%	6/1/33	285	292
	El Monte Union High School District GO	4.000%	6/1/34	345	353
	El Monte Union High School District GO	4.000%	6/1/35	400	408
	El Monte Union High School District GO	4.000%	6/1/36	705	716
[3,9]	El Rancho Unified School District GO	5.500%	8/1/26	435	464
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,9]	El Rancho Unified School District GO	5.000%	8/1/27	110	118
[3,9]	El Rancho Unified School District GO	5.500%	8/1/27	375	410
[3,9]	El Rancho Unified School District GO	5.500%	8/1/28	375	419
[3,9]	El Rancho Unified School District GO	5.500%	8/1/36	350	418
[3,9]	El Rancho Unified School District GO	5.500%	8/1/36	525	627
[3,9]	El Rancho Unified School District GO	5.500%	8/1/37	320	379
[3,9]	El Rancho Unified School District GO	5.500%	8/1/38	225	264
[3,9]	El Rancho Unified School District GO	5.500%	8/1/39	300	350
[3,9]	El Rancho Unified School District GO	5.500%	8/1/40	625	725
[3,9]	El Rancho Unified School District GO	5.500%	8/1/41	600	693
[3,9]	El Rancho Unified School District GO	5.500%	8/1/42	1,000	1,149
[3,9]	El Rancho Unified School District GO	5.500%	8/1/43	750	859
	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	5.000%	6/1/33	770	911
[3]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/33	2,000	2,062
[3]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/34	3,970	4,086
[3]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/35	3,735	3,835
[3]	Elk Grove Unified School District COP	3.000%	2/1/37	700	619
	Elk Grove Unified School District GO	5.000%	8/1/28	3,935	4,355
	Elk Grove Unified School District GO	5.000%	8/1/29	4,000	4,509
	Elk Grove Unified School District GO	5.000%	8/1/30	1,635	1,737
	Elk Grove Unified School District GO	5.000%	8/1/31	1,940	2,060
	Elk Grove Unified School District GO	4.000%	8/1/42	9,370	9,506
	Elk Grove Unified School District GO	4.000%	8/1/43	2,765	2,800
	Elk Grove Unified School District GO	4.000%	8/1/45	9,950	10,024
	Escondido CA GO	5.000%	9/1/25	1,000	1,033
	Escondido Joint Powers Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/37	1,325	1,361
[6]	Escondido Union High School District GO	0.000%	8/1/26	2,740	2,515
[6]	Escondido Union High School District GO	0.000%	8/1/31	4,280	3,294
[6]	Evergreen School District GO	0.000%	8/1/26	2,200	2,018
	Evergreen School District GO	4.000%	8/1/35	335	345
[6]	Fairfield CA COP	0.000%	4/1/34	940	638
	Fairfield CA Water Revenue	5.000%	4/1/42	4,845	5,049
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/36	1,090	1,051
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/41	1,145	1,040
	Fairfield-Suisun Unified School District GO	4.000%	8/1/28	1,750	1,847
	Fairfield-Suisun Unified School District GO	4.000%	8/1/33	3,015	3,075
	Fairfield-Suisun Unified School District GO	2.000%	8/1/34	5,195	4,364

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fairfield-Suisun Unified School District GO	4.000%	8/1/34	3,290	3,352
	Fairfield-Suisun Unified School District GO	2.000%	8/1/35	5,500	4,476
	Fairfield-Suisun Unified School District GO	2.000%	8/1/36	5,770	4,519
	Fairfield-Suisun Unified School District GO	2.000%	8/1/37	6,095	4,600
[14]	FHLMC Multifamily Certificates	2.250%	9/25/37	29,970	23,027
[14]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.350%	11/25/33	10,127	8,976
[14]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.050%	4/15/34	6,399	5,569
[10,14]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.750%	11/25/35	29,792	24,567
[14]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.350%	12/15/35	14,120	11,007
[14]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.875%	7/25/36	4,877	4,117
[14]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	1.896%	11/25/37	16,382	11,968
[10,14]	FHLMC Multifamily Certificates Revenue TOB VRDO	3.350%	12/1/23	21,090	21,090
[6]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/33	1,205	854
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/25	100	100
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/27	75	75
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/27	855	881
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/28	150	151
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/29	170	171
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/30	100	100
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/31	100	100
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/32	100	100
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/32	1,820	1,899
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/34	115	114
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/40	170	155
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/41	180	162
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/45	1,000	830
	Fontana CA Special Tax Revenue	3.000%	9/1/24	465	461
	Fontana CA Special Tax Revenue	3.000%	9/1/25	250	243
	Fontana CA Special Tax Revenue	4.000%	9/1/25	480	480
	Fontana CA Special Tax Revenue	4.000%	9/1/26	500	502
	Fontana CA Special Tax Revenue	4.000%	9/1/26	110	110
	Fontana CA Special Tax Revenue	5.000%	9/1/26	1,725	1,739
	Fontana CA Special Tax Revenue	4.000%	9/1/27	265	267
	Fontana CA Special Tax Revenue	5.000%	9/1/27	1,810	1,827
	Fontana CA Special Tax Revenue	4.000%	9/1/28	270	273
	Fontana CA Special Tax Revenue	5.000%	9/1/28	1,900	1,917
	Fontana CA Special Tax Revenue	4.000%	9/1/29	270	272
	Fontana CA Special Tax Revenue	4.000%	9/1/30	280	283
	Fontana CA Special Tax Revenue	4.000%	9/1/30	140	141
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fontana CA Special Tax Revenue	4.000%	9/1/31	200	201
	Fontana CA Special Tax Revenue	4.000%	9/1/32	250	252
	Fontana CA Special Tax Revenue	4.000%	9/1/33	410	409
	Fontana CA Special Tax Revenue	4.000%	9/1/40	625	588
	Fontana CA Special Tax Revenue	4.000%	9/1/45	150	134
	Fontana Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/30	1,200	1,296
[5]	Foothill-De Anza Community College District GO	0.000%	8/1/26	1,000	925
[5,15]	Foothill-De Anza Community College District GO	0.000%	8/1/32	17,000	13,012
[4]	Foothill-De Anza Community College District GO	0.000%	8/1/33	3,800	2,804
	Foothill-De Anza Community College District GO	3.000%	8/1/33	600	590
[4]	Foothill-De Anza Community College District GO	0.000%	8/1/34	12,995	9,243
	Foothill-De Anza Community College District GO	3.000%	8/1/35	1,000	962
[4]	Foothill-De Anza Community College District GO	0.000%	8/1/36	3,245	2,110
	Foothill-De Anza Community College District GO	3.000%	8/1/38	1,000	907
	Foothill-De Anza Community College District GO	2.125%	8/1/39	1,165	863
	Foothill-De Anza Community College District GO	3.000%	8/1/39	1,875	1,678
	Foothill-De Anza Community College District GO	2.125%	8/1/40	1,000	726
	Foothill-De Anza Community College District GO	3.000%	8/1/40	1,500	1,324
	Foothill-De Anza Community College District GO	2.250%	8/1/41	1,000	726
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/26	345	355
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/27	700	732
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/28	825	876
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/29	390	419
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/30	445	483
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/31	745	817
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/32	1,240	1,281
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/33	5,950	4,148
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/33	1,395	1,440
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/33	10,002	10,322
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/34	4,730	3,227
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/35	2,000	1,306

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/37	18,000	10,685
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	5,065	4,884
[1,2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.300% coupon rate effective 1/15/24	0.000%	1/15/29	2,000	2,227
[1,2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.500% coupon rate effective 1/15/24	0.000%	1/15/31	1,000	1,145
[1,2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.625% coupon rate effective 1/15/24	0.000%	1/15/32	6,500	7,466
[2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.700% coupon rate effective 1/15/24	0.000%	1/15/25	2,130	2,148
[2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.800% coupon rate effective 1/15/24	0.000%	1/15/26	3,000	3,145
[2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.900% coupon rate effective 1/15/24	0.000%	1/15/27	5,000	5,404
	Foster City CA GO	4.000%	8/1/32	275	285
	Foster City CA GO	3.000%	8/1/33	500	484
	Foster City CA GO	3.000%	8/1/35	535	509
	Foster City CA GO	3.000%	8/1/38	950	848
	Foster City CA GO	3.000%	8/1/40	830	718
[1]	Franklin-Mckinley School District GO	0.000%	8/1/32	3,000	2,123
[1]	Franklin-Mckinley School District GO	0.000%	8/1/35	1,840	1,135
	Franklin-Mckinley School District GO	4.000%	8/1/42	1,885	1,928
	Fremont Public Financing Authority Lease (Abatement) Revenue	4.000%	10/1/37	2,040	2,101
[9]	Fremont Union High School District GO	5.000%	8/1/25	795	812
[9]	Fremont Union High School District GO	5.000%	8/1/26	400	418
[9]	Fremont Union High School District GO	5.000%	8/1/27	505	538
[9]	Fremont Union High School District GO	5.000%	8/1/28	750	814
[9]	Fremont Union High School District GO	5.000%	8/1/29	1,670	1,839
[9]	Fremont Union High School District GO	5.000%	8/1/30	1,325	1,483
	Fremont Union High School District GO	4.000%	8/1/32	1,000	1,007
[9]	Fremont Union High School District GO	5.000%	8/1/32	1,235	1,423
[9]	Fremont Union High School District GO	5.000%	8/1/33	1,135	1,319
	Fremont Union High School District GO	4.000%	8/1/34	2,085	2,099
[9]	Fremont Union High School District GO	5.000%	8/1/34	2,415	2,828
[9]	Fremont Union High School District GO	5.000%	8/1/35	2,500	2,915
	Fremont Union High School District GO	3.000%	8/1/36	2,000	1,873
	Fremont Union High School District GO	3.000%	8/1/39	2,125	1,865
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fremont Union High School District GO	5.000%	8/1/40	4,650	5,188
	Fremont Union High School District GO	5.000%	8/1/41	2,930	3,251
	Fremont Union High School District GO	5.000%	8/1/41	4,920	5,460
	Fremont Union High School District GO	5.000%	8/1/42	4,915	5,428
	Fremont Union High School District GO	5.000%	8/1/43	4,460	4,914
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/25	1,600	1,643
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/26	1,650	1,732
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/28	1,495	1,611
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/29	1,025	1,107
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/30	745	801
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/31	3,045	3,266
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/32	1,500	1,609
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/33	500	561
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/34	500	513
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/34	2,460	2,630
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/35	550	562
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/36	555	564
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/36	2,055	2,180
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/37	655	663
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/37	1,200	1,265

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/38	585	591
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/39	620	626
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/40	550	554
	Fresno Unified School District GO	4.000%	8/1/28	385	406
	Fresno Unified School District GO	4.000%	8/1/29	550	575
	Fresno Unified School District GO	4.000%	8/1/30	570	592
	Fresno Unified School District GO	4.000%	8/1/31	485	503
	Fresno Unified School District GO	4.000%	8/1/32	385	399
	Fresno Unified School District GO	3.000%	8/1/33	1,000	951
	Fresno Unified School District GO	4.000%	8/1/33	665	686
	Fresno Unified School District GO	3.000%	8/1/34	1,215	1,147
	Fresno Unified School District GO	4.000%	8/1/34	450	463
	Fresno Unified School District GO	3.000%	8/1/35	685	633
	Fresno Unified School District GO	3.000%	8/1/35	1,600	1,492
	Fresno Unified School District GO	4.000%	8/1/36	670	697
	Fresno Unified School District GO	3.000%	8/1/37	1,125	987
	Fresno Unified School District GO	3.000%	8/1/38	1,260	1,073
	Fresno Unified School District GO	4.000%	8/1/38	1,000	1,021
	Fresno Unified School District GO	4.000%	8/1/39	1,615	1,646
	Fresno Unified School District GO	5.000%	8/1/39	900	981
	Fresno Unified School District GO	3.000%	8/1/40	1,780	1,456
	Fresno Unified School District GO	4.000%	8/1/41	1,955	1,987
	Fresno Unified School District GO	5.000%	8/1/41	500	542
	Fresno Unified School District GO	5.000%	8/1/42	500	539
[3]	Fullerton Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/25	1,500	1,523
[3]	Fullerton Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/26	3,260	3,350
[3]	Fullerton Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/27	3,225	3,355
	Gavilan Joint Community College District GO	5.000%	8/1/32	4,200	4,325
	Gavilan Joint Community College District GO	3.000%	8/1/37	1,000	882
	Gavilan Joint Community College District GO	3.000%	8/1/38	1,365	1,183
	Gavilan Joint Community College District GO	3.000%	8/1/39	1,480	1,259
	Gavilan Joint Community College District GO	3.000%	8/1/40	1,605	1,347
	Gilroy Unified School District GO	4.000%	8/1/38	485	494
	Glendale CA Community College District GO	0.000%	8/1/25	365	346
	Glendale CA Community College District GO	0.000%	8/1/26	360	331
	Glendale CA Community College District GO	0.000%	8/1/27	515	459
	Glendale CA Community College District GO	0.000%	8/1/28	780	673
	Glendale CA Community College District GO	0.000%	8/1/29	570	475
	Glendale CA Community College District GO	0.000%	8/1/30	910	730
	Glendale CA Community College District GO	0.000%	8/1/31	900	695
	Glendale CA Community College District GO	0.000%	8/1/32	1,005	747
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/35	1,210	1,264
	Glendale CA Unified School District GO, Prere.	4.000%	9/1/24	6,345	6,394
	Glendale CA Unified School District GO, Prere.	4.000%	9/1/24	14,310	14,420
[3]	Glendale Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	12/1/23	2,340	2,340
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/25	8,570	8,826
[1]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/26	1,500	1,395
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/26	23,795	25,052
[4]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/27	10,745	9,737
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/27	24,625	26,526
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	9,760	10,059
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	3,260	3,360
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	3,695	3,808
[1]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	7,375	7,601
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/27	5,285	5,693
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/28	19,835	21,816
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/28	6,195	6,814
[4]	Grossmont Healthcare District GO	0.000%	7/15/32	5,300	3,978
[3,4]	Grossmont Healthcare District GO	0.000%	7/15/33	4,045	2,928
[1]	Grossmont Union High School District GO	0.000%	2/1/25	1,400	1,346
[1]	Grossmont Union High School District GO	0.000%	8/1/26	2,040	1,843
	Grossmont Union High School District GO	0.000%	8/1/27	2,545	2,253
[1]	Grossmont Union High School District GO	0.000%	8/1/27	2,825	2,445
	Grossmont Union High School District GO	0.000%	8/1/28	3,210	2,746
[1]	Grossmont Union High School District GO	0.000%	8/1/28	2,905	2,397

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Grossmont Union High School District GO	0.000%	8/1/29	6,965	5,743
[5]	Grossmont Union High School District GO	0.000%	8/1/30	20,695	16,415
	Grossmont Union High School District GO	0.000%	8/1/32	5,535	4,050
	Grossmont Union High School District GO	4.000%	8/1/33	10,000	10,035
[6]	Grossmont-Cuyamaca Community College District GO	0.000%	8/1/25	14,010	13,227
[6]	Grossmont-Cuyamaca Community College District GO	0.000%	8/1/28	21,875	18,757
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/36	1,150	1,254
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/37	1,175	1,273
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/38	300	308
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/38	1,350	1,456
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/39	570	584
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/41	625	638
	Hacienda La Puente County CA Unified School District GO	4.000%	8/1/40	3,350	3,428
	Hacienda La Puente County CA Unified School District GO	4.000%	8/1/41	1,800	1,838
	Hacienda La Puente County CA Unified School District GO	4.000%	8/1/42	2,080	2,122
	Hacienda La Puente County CA Unified School District GO	4.000%	8/1/43	1,700	1,724
[1]	Hanford Joint Union High School District GO	5.000%	8/1/26	1,420	1,472
[1]	Hanford Joint Union High School District GO	5.000%	8/1/28	2,575	2,673
[1]	Hanford Joint Union High School District GO	5.000%	8/1/29	2,390	2,480
[1]	Hanford Joint Union High School District GO	5.000%	8/1/31	2,385	2,472
[1]	Hanford Joint Union High School District GO	0.000%	8/1/34	3,775	2,553
	Hartnell CA Community College District GO	0.000%	8/1/37	1,200	669
	Hartnell CA Community College District GO	4.000%	8/1/37	600	611
	Hartnell CA Community College District GO	3.000%	8/1/38	380	336
	Hartnell CA Community College District GO	3.000%	8/1/39	1,680	1,462
	Hartnell CA Community College District GO	3.000%	8/1/40	635	545
[9]	Hayward CA COP	5.000%	11/1/27	1,000	1,080
[9]	Hayward CA COP	5.000%	11/1/28	1,000	1,101
[9]	Hayward CA COP	5.000%	11/1/29	1,000	1,119
[9]	Hayward CA COP	5.000%	11/1/30	1,000	1,136
[9]	Hayward CA COP	5.000%	11/1/31	1,000	1,151
[9]	Hayward CA COP	5.000%	11/1/32	1,000	1,165
[9]	Hayward CA COP	5.000%	11/1/33	1,000	1,180
[9]	Hayward CA COP	5.000%	11/1/34	1,000	1,182
	Hayward Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/27	2,000	2,092
	Hayward Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	1,205	1,258
	Hayward Unified School District COP	5.000%	8/1/35	585	620
	Hayward Unified School District COP	5.000%	8/1/36	1,360	1,433
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hayward Unified School District COP	5.000%	8/1/37	1,000	1,047
	Hayward Unified School District COP	5.000%	8/1/38	1,000	1,042
	Hayward Unified School District COP	5.000%	8/1/39	2,035	2,113
	Hayward Unified School District COP	5.250%	8/1/40	2,295	2,395
	Hayward Unified School District COP	5.250%	8/1/41	2,575	2,681
	Hayward Unified School District COP	5.250%	8/1/42	2,875	2,991
[1]	Hayward Unified School District GO	0.000%	8/1/26	640	585
[1]	Hayward Unified School District GO	5.000%	8/1/33	850	950
[1]	Hayward Unified School District GO	0.000%	8/1/34	1,025	687
[3]	Hayward Unified School District GO	4.000%	8/1/35	1,830	1,882
[3]	Hayward Unified School District GO	4.000%	8/1/36	1,535	1,571
[1]	Hayward Unified School District GO	4.000%	8/1/36	995	1,023
[3]	Hayward Unified School District GO	4.000%	8/1/37	1,355	1,378
[1]	Hayward Unified School District GO	4.000%	8/1/37	815	831
[3]	Hayward Unified School District GO	4.000%	8/1/38	1,640	1,661
[1]	Hayward Unified School District GO	4.000%	8/1/38	1,540	1,564
[3]	Hayward Unified School District GO	4.000%	8/1/38	1,000	1,023
[1]	Hayward Unified School District GO	4.000%	8/1/39	3,995	4,046
[3]	Hayward Unified School District GO	4.000%	8/1/39	1,125	1,146
[1]	Hayward Unified School District GO	4.000%	8/1/40	4,435	4,489
[3]	Hayward Unified School District GO	4.000%	8/1/40	1,345	1,367
[3]	Hayward Unified School District GO	4.000%	8/1/41	1,350	1,364
[3]	Hayward Unified School District GO	4.000%	8/1/42	1,325	1,331
[1]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	3,465	3,510
[1]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	4,240	4,295
[1]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	3,045	3,084
[1]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	4,930	4,994
[1]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	6,130	6,209
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/24	615	620
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/25	385	391
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/27	950	968
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/29	1,255	1,276
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/32	550	558

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/33	580	589
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/34	360	365
[1]	Hemet Unified School District GO	3.000%	8/1/32	1,205	1,144
[1]	Hemet Unified School District GO	3.000%	8/1/33	1,310	1,232
[1]	Hemet Unified School District GO	3.000%	8/1/35	1,535	1,403
[1]	Hemet Unified School District GO	3.000%	8/1/36	1,660	1,477
[1]	Hemet Unified School District GO	3.000%	8/1/38	1,925	1,628
[1]	Hemet Unified School District GO	3.000%	8/1/40	2,220	1,813
[1]	Hemet Unified School District GO	3.000%	8/1/41	2,380	1,906
[3]	Hollister Redevelopment Agency Successor Agency Tax Allocation Revenue (Hollister Community Development Project)	5.000%	10/1/27	1,000	1,017
[5]	Huntington Beach Union High School District GO	0.000%	8/1/31	11,000	8,499
[5]	Huntington Beach Union High School District GO	0.000%	8/1/33	625	446
[1,15]	Huntington Beach Union High School District GO	0.000%	8/1/34	720	495
[5]	Huntington Beach Union High School District GO	0.000%	8/1/35	7,320	4,802
[3]	Imperial Community College District GO	0.000%	8/1/24	500	488
[3]	Imperial Community College District GO	0.000%	8/1/25	725	684
[3]	Imperial Community College District GO	0.000%	8/1/26	1,005	917
[3]	Imperial Community College District GO	0.000%	8/1/27	1,580	1,381
[3]	Imperial Community College District GO	0.000%	8/1/28	1,885	1,586
[3]	Imperial Community College District GO	0.000%	8/1/29	2,000	1,616
[5]	Imperial Community College District GO	0.000%	8/1/30	330	260
[6]	Imperial Community College District GO	0.000%	8/1/33	1,210	851
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/28	615	647
	Imperial Irrigation District Electric System Electric Power & Light Revenue	4.000%	11/1/32	2,500	2,587
[1,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/24	200	200
[1,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/25	170	171
[1,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/26	185	187
[1,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/27	185	189
[1,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/28	270	276
[1,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/29	305	311
[1,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/30	285	292
[1,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/31	220	226
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/36	600	613
[1,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/41	1,045	1,051
[1]	Indian Wells Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/24	715	723
[3]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/25	1,600	1,636
[3]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/27	500	532
[3]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/29	1,215	1,291
[3]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/30	1,020	1,081
[3]	Inglewood Unified School District GO	4.000%	8/1/25	300	304
[3]	Inglewood Unified School District GO	4.000%	8/1/27	250	257
[3]	Inglewood Unified School District GO	5.000%	8/1/29	350	377
[3]	Inglewood Unified School District GO	5.000%	8/1/30	400	430
[3]	Inglewood Unified School District GO	5.000%	8/1/33	500	536
[3]	Inglewood Unified School District GO	5.000%	8/1/34	600	645
[3]	Inglewood Unified School District GO	4.000%	8/1/35	500	506
[3]	Inglewood Unified School District GO	4.000%	8/1/37	260	262
	Irvine CA Special Assessment Revenue	5.000%	9/2/24	200	202
	Irvine CA Special Assessment Revenue	5.000%	9/2/24	850	857
	Irvine CA Special Assessment Revenue	5.000%	9/2/25	250	257
	Irvine CA Special Assessment Revenue	5.000%	9/2/25	450	460
	Irvine CA Special Assessment Revenue	4.000%	9/2/26	500	509
	Irvine CA Special Assessment Revenue	5.000%	9/2/26	300	314
	Irvine CA Special Assessment Revenue	5.000%	9/2/26	800	820
	Irvine CA Special Assessment Revenue	5.000%	9/2/27	375	400
	Irvine CA Special Assessment Revenue	4.000%	9/2/28	1,425	1,471
	Irvine CA Special Assessment Revenue	5.000%	9/2/28	520	563
	Irvine CA Special Assessment Revenue	5.000%	9/2/29	500	547
[3]	Irvine CA Special Assessment Revenue	4.000%	9/2/30	1,300	1,357
	Irvine CA Special Assessment Revenue	5.000%	9/2/30	330	359
[3]	Irvine CA Special Assessment Revenue	4.000%	9/2/32	1,000	1,047
[3]	Irvine CA Special Assessment Revenue	4.000%	9/2/33	275	287

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Irvine CA Special Assessment Revenue	4.000%	9/2/34	565	588
[3]	Irvine CA Special Assessment Revenue	4.000%	9/2/35	400	414
[3]	Irvine CA Special Assessment Revenue	4.000%	9/2/36	250	256
[3]	Irvine CA Special Assessment Revenue	4.000%	9/2/37	275	278
[3]	Irvine CA Special Assessment Revenue	4.000%	9/2/38	350	352
[3]	Irvine CA Special Assessment Revenue	4.000%	9/2/39	500	500
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.000%	5/1/27	1,235	1,299
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.000%	5/1/28	2,500	2,630
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.000%	5/1/29	4,000	4,205
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.000%	5/1/37	2,750	2,859
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.000%	5/1/38	2,500	2,589
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.250%	5/1/43	5,000	5,173
	Irvine Ranch Water District Water Service Corp. COP	5.000%	3/1/32	3,650	3,862
	Irvine Ranch Water District Water Service Corp. COP	5.000%	3/1/33	2,790	2,951
	Irvine Ranch Water District Water Service Corp. COP	5.000%	3/1/34	1,300	1,374
	Irvine Ranch Water District Water Service Corp. COP	5.000%	3/1/36	1,000	1,053
	Irvine Ranch Water District Water Service Corp. Special Assessment Revenue	5.000%	2/1/33	1,000	1,056
	Irvine Ranch Water District Water Service Corp. Special Assessment Revenue	5.000%	2/1/34	2,000	2,111
	Irvine Ranch Water District Water Service Corp. Special Assessment Revenue	5.000%	2/1/36	2,665	2,803
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/24	1,220	1,232
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/26	1,295	1,349
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/27	150	159
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/28	525	554
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/29	360	390
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/30	385	407
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/30	200	217
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/31	200	211
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/31	350	379
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/32	450	475
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/32	525	554
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/33	1,085	1,144
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/33	250	263
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/33	410	443
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/35	510	536
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/35	250	269
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/36	350	366
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/36	265	283
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/37	560	543
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/38	275	262
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/39	250	235
[3]	Jefferson Union High School District (Teachers And Staff Housing Project) COP	4.000%	8/1/29	90	95
[3]	Jefferson Union High School District (Teachers And Staff Housing Project) COP	4.000%	8/1/30	100	106
[3]	Jefferson Union High School District (Teachers And Staff Housing Project) COP	4.000%	8/1/31	150	158
[3]	Jefferson Union High School District (Teachers And Staff Housing Project) COP	4.000%	8/1/32	100	105
[3]	Jefferson Union High School District (Teachers And Staff Housing Project) COP	4.000%	8/1/33	150	157
[3]	Jefferson Union High School District (Teachers And Staff Housing Project) COP	4.000%	8/1/34	100	104
[3]	Jefferson Union High School District (Teachers And Staff Housing Project) COP	4.000%	8/1/35	355	368
[3]	Jefferson Union High School District (Teachers And Staff Housing Project) COP	4.000%	8/1/36	640	656
[3]	Jefferson Union High School District (Teachers And Staff Housing Project) COP	4.000%	8/1/40	1,025	1,033
	Jefferson Union High School District GO	4.000%	8/1/33	200	206
	Jefferson Union High School District GO	4.000%	8/1/34	125	128
	Jefferson Union High School District GO	3.000%	8/1/35	150	139
	Jefferson Union High School District GO	3.000%	8/1/36	250	223
	Jefferson Union High School District GO	5.000%	8/1/36	170	198
	Jefferson Union High School District GO	5.000%	8/1/36	300	350
	Jefferson Union High School District GO	3.000%	8/1/37	275	239
	Jefferson Union High School District GO	5.000%	8/1/37	130	150
	Jefferson Union High School District GO	5.000%	8/1/37	310	358
	Jefferson Union High School District GO	5.000%	8/1/38	135	154

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Jefferson Union High School District GO	4.000%	8/1/39	400	406
	Jefferson Union High School District GO	5.000%	8/1/39	500	568
	Jefferson Union High School District GO	5.000%	8/1/40	340	384
	Jefferson Union High School District GO	5.000%	8/1/41	1,000	1,125
	Jefferson Union High School District GO	5.000%	8/1/42	750	839
	Jefferson Union High School District GO	5.000%	8/1/43	500	558
	Jefferson Union High School District GO	5.000%	8/1/44	750	833
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/24	150	150
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/25	200	200
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/28	100	100
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/30	100	100
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/33	100	99
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/25	1,725	1,777
[3]	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/25	370	381
[3]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/26	1,000	1,026
[3]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/28	1,690	1,759
[3]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/30	1,815	1,903
[3]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/37	605	612
	Jurupa Unified School District Special Tax Revenue	4.000%	9/1/43	2,665	2,374
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	4,930	3,897
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	3,115	2,063
[3]	Kern Community College District COP	3.000%	6/1/33	500	467
[5]	Kern Community College District GO	0.000%	11/1/27	7,375	6,496
[1]	Kern Community College District GO	0.000%	11/1/29	4,160	3,423
	Kern Community College District GO	4.000%	8/1/31	520	553
	Kern Community College District GO	4.000%	8/1/32	445	474
	Kern Community College District GO	4.000%	8/1/33	635	675
	Kern Community College District GO	5.250%	8/1/39	1,400	1,626
	Kern Community College District GO	5.250%	8/1/40	1,200	1,387
	Kern Community College District GO	5.250%	8/1/41	1,000	1,151
	Kern High School District GO	5.000%	8/1/28	1,000	1,112
	Kern High School District GO	5.000%	8/1/29	750	850
	Kern High School District GO	5.000%	8/1/30	1,500	1,729
	La Canada Unified School District GO	4.000%	8/1/33	510	533
[3]	La Mesa-Spring Valley School District GO	4.000%	8/1/29	150	155
[3]	La Mesa-Spring Valley School District GO	4.000%	8/1/30	200	206
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	La Mesa-Spring Valley School District GO	4.000%	8/1/31	225	231
[3]	La Mesa-Spring Valley School District GO	4.000%	8/1/35	245	251
[3]	La Mesa-Spring Valley School District GO	4.000%	8/1/36	250	255
	La Mesa-Spring Valley School District GO	4.000%	8/1/42	375	377
	La Mesa-Spring Valley School District GO	4.000%	8/1/43	500	502
[5]	Lake Tahoe Unified School District GO	0.000%	8/1/27	1,585	1,406
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/37	500	480
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/24	435	440
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/25	600	618
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	4.000%	8/1/26	1,355	1,382
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	4.000%	8/1/27	2,100	2,147
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/27	800	846
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	4.000%	8/1/28	1,850	1,888
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/29	900	951
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/30	1,000	1,057
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/33	1,200	1,267
	Las Virgenes Unified School District GO	5.000%	8/1/44	4,425	4,905
	Liberty Union High School District GO	4.000%	8/1/30	750	776
[1]	Liberty Union High School District GO	0.000%	8/1/31	4,445	3,386
	Liberty Union High School District GO	4.000%	8/1/31	565	583
	Liberty Union High School District GO	4.000%	8/1/32	250	259
	Liberty Union High School District GO	3.000%	8/1/35	670	619
	Liberty Union High School District GO	3.000%	8/1/36	750	677
	Liberty Union High School District GO	3.000%	8/1/37	825	728
	Liberty Union High School District GO	3.000%	8/1/38	900	780
	Liberty Union High School District GO	3.000%	8/1/39	1,000	851
	Liberty Union High School District GO	3.000%	8/1/40	1,000	839

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Liberty Union High School District GO	3.000%	8/1/41	1,670	1,382
	Lincoln CA Special Tax Revenue	4.000%	9/1/24	1,145	1,150
	Lincoln CA Special Tax Revenue	5.000%	9/1/25	550	565
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/26	1,000	1,050
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/27	1,040	1,114
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/28	1,270	1,384
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/29	2,540	2,770
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/30	3,305	3,602
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/31	3,405	3,708
[1]	Lincoln CA Special Tax Revenue	3.125%	9/1/33	2,480	2,373
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/33	1,625	1,766
[1]	Lincoln CA Special Tax Revenue	3.250%	9/1/34	1,375	1,322
	Livermore Valley CA Joint Unified School District GO	5.000%	8/1/25	1,180	1,220
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/30	435	445
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/30	100	102
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/32	350	358
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/34	660	672
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/34	230	242
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/35	325	340
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/36	485	505
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/37	525	541
	Livermore Valley Water Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/32	720	779
	Livermore Valley Water Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/33	700	756
	Livermore Valley Water Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/35	600	645
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/25	1,140	1,140
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/26	800	798
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/27	595	617
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/28	470	491
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/29	355	373
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/30	645	628
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/31	445	427
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/32	270	256
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/33	230	214
[3]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/33	670	690
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/36	810	715
[3]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/37	1,000	859
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/37	1,675	1,439
[3]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/38	1,250	1,048
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/39	1,795	1,485
[3]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/40	1,175	957
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/41	960	769
[1]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/25	1,335	1,378
[1]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/28	1,330	1,452
[1]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/29	700	765
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/24	8,060	8,147
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/27	140	149
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/29	1,000	1,048
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/30	3,040	3,286
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/32	3,445	3,780
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/35	3,015	3,196
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/37	17,100	18,973
[8]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of TSFR3M + 1.410%	5.190%	11/15/25	16,845	16,847
[8]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of TSFR3M + 1.430%	5.210%	11/15/26	10,010	9,988
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/33	500	583
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/34	500	582
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/35	500	578
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/35	575	665
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/36	1,000	1,146
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/36	350	401
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/37	750	848
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/37	500	565
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/38	1,000	1,116
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/38	515	575
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/39	635	705

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/39	500	555
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/35	2,825	2,894
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/38	1,225	1,338
	Long Beach Community College District GO	4.000%	8/1/31	1,230	1,267
	Long Beach Community College District GO	4.000%	8/1/34	600	615
	Long Beach Community College District GO	4.000%	8/1/35	705	721
	Long Beach Community College District GO	3.000%	8/1/37	2,860	2,522
	Long Beach Community College District GO	3.000%	8/1/38	3,160	2,738
	Long Beach Community College District GO	3.000%	8/1/39	3,395	2,889
	Long Beach Community College District GO	3.000%	8/1/39	1,115	951
	Long Beach Community College District GO	3.000%	8/1/40	1,500	1,260
	Long Beach Community College District GO	3.000%	8/1/41	2,460	2,028
[1]	Long Beach Community College District GO, ETM	0.000%	6/1/29	960	820
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/25	150	152
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/26	150	154
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/27	150	156
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/29	200	210
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/30	200	211
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/31	230	240
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/32	375	391
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/34	350	362
[1]	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/37	400	404
[1]	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/38	430	435
[6]	Long Beach Unified School District GO	0.000%	8/1/25	1,595	1,513
[6]	Long Beach Unified School District GO	0.000%	8/1/26	1,450	1,334
	Long Beach Unified School District GO	0.000%	8/1/27	2,500	2,201
[6]	Long Beach Unified School District GO	0.000%	8/1/30	4,260	3,428
[6]	Long Beach Unified School District GO	0.000%	8/1/31	2,890	2,240
	Long Beach Unified School District GO	0.000%	8/1/31	2,255	1,665
[6]	Long Beach Unified School District GO	0.000%	8/1/32	2,290	1,707
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Long Beach Unified School District GO	4.000%	8/1/32	1,000	1,055
[6]	Long Beach Unified School District GO	0.000%	8/1/33	5,250	3,762
	Long Beach Unified School District GO	3.000%	8/1/35	1,140	1,076
	Long Beach Unified School District GO	3.000%	8/1/36	2,080	1,925
	Long Beach Unified School District GO	3.000%	8/1/39	2,840	2,471
	Long Beach Unified School District GO	3.000%	8/1/40	3,105	2,662
	Long Beach Unified School District GO	3.000%	8/1/42	3,000	2,488
	Los Angeles CA Community College District GO	4.000%	8/1/31	8,575	8,908
	Los Angeles CA Community College District GO	4.000%	8/1/33	1,925	1,993
	Los Angeles CA Community College District GO	4.000%	8/1/34	3,500	3,612
	Los Angeles CA Community College District GO	4.000%	8/1/35	4,065	4,183
	Los Angeles CA Community College District GO	5.000%	8/1/36	8,850	9,283
	Los Angeles CA Community College District GO	3.000%	8/1/39	715	615
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	4,075	4,101
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	4,320	4,348
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	5,205	5,239
	Los Angeles CA Community Facilities District Special Tax Revenue	5.000%	9/1/24	2,015	2,039
	Los Angeles CA Community Facilities District Special Tax Revenue	5.000%	9/1/27	1,965	1,989
[7,10]	Los Angeles CA Multi-Family Mortgage Local or Guaranteed Housing Revenue TOB VRDO	3.900%	12/1/23	19,240	19,240
	Los Angeles CA Unified School District COP	5.000%	10/1/27	4,745	5,140
	Los Angeles CA Unified School District COP	5.000%	10/1/28	4,200	4,631
[3]	Los Angeles CA Unified School District COP	5.000%	10/1/29	425	477
	Los Angeles CA Unified School District COP	5.000%	10/1/29	5,725	6,405
[3]	Los Angeles CA Unified School District COP	4.000%	10/1/33	520	549
	Los Angeles CA Unified School District COP	5.000%	10/1/35	3,365	3,941
	Los Angeles CA Unified School District COP	5.000%	10/1/36	5,000	5,773
	Los Angeles CA Unified School District COP	5.000%	10/1/37	3,260	3,703
	Los Angeles CA Unified School District COP	5.000%	10/1/38	3,155	3,550
	Los Angeles CA Unified School District GO	5.000%	7/1/26	10,875	11,513
	Los Angeles CA Unified School District GO	5.000%	7/1/27	3,300	3,578
	Los Angeles CA Unified School District GO	4.000%	7/1/28	3,000	3,183
	Los Angeles CA Unified School District GO	5.000%	7/1/28	5,000	5,536
	Los Angeles CA Unified School District GO	5.000%	7/1/29	1,500	1,692
	Los Angeles CA Unified School District GO	5.000%	7/1/30	8,925	10,056

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles CA Unified School District GO	5.000%	7/1/30	1,985	2,054
	Los Angeles CA Unified School District GO	5.000%	7/1/30	1,150	1,215
	Los Angeles CA Unified School District GO	4.000%	7/1/31	10,000	10,707
	Los Angeles CA Unified School District GO	5.000%	7/1/31	4,435	5,084
	Los Angeles CA Unified School District GO	4.000%	7/1/32	17,700	18,839
[3]	Los Angeles CA Unified School District GO	5.000%	7/1/32	3,000	3,273
	Los Angeles CA Unified School District GO	4.000%	7/1/33	2,130	2,137
[3]	Los Angeles CA Unified School District GO	5.000%	7/1/33	5,080	5,534
	Los Angeles CA Unified School District GO	3.000%	1/1/34	10,000	9,485
	Los Angeles CA Unified School District GO	4.000%	7/1/34	1,500	1,505
[3]	Los Angeles CA Unified School District GO	5.000%	7/1/34	10,000	10,859
	Los Angeles CA Unified School District GO	4.000%	7/1/35	5,575	5,851
[3]	Los Angeles CA Unified School District GO	5.000%	7/1/35	10,000	10,833
	Los Angeles CA Unified School District GO	4.000%	7/1/36	3,400	3,547
	Los Angeles CA Unified School District GO	4.000%	7/1/36	2,600	2,736
[3]	Los Angeles CA Unified School District GO	5.000%	7/1/36	5,600	6,035
	Los Angeles CA Unified School District GO	4.000%	7/1/37	6,190	6,406
[3]	Los Angeles CA Unified School District GO	5.000%	7/1/37	5,870	6,293
	Los Angeles CA Unified School District GO	5.000%	7/1/37	1,000	1,070
	Los Angeles CA Unified School District GO	5.000%	7/1/37	3,000	3,499
	Los Angeles CA Unified School District GO	4.000%	7/1/38	3,925	4,045
[3]	Los Angeles CA Unified School District GO	5.000%	7/1/38	5,120	5,461
	Los Angeles CA Unified School District GO	5.000%	7/1/38	4,000	4,259
	Los Angeles CA Unified School District GO	5.000%	7/1/38	2,480	2,878
	Los Angeles CA Unified School District GO	4.000%	7/1/39	4,000	4,104
	Los Angeles CA Unified School District GO	4.000%	7/1/39	14,605	14,985
	Los Angeles CA Unified School District GO	4.000%	7/1/39	10,000	10,312
	Los Angeles CA Unified School District GO	5.000%	7/1/39	3,750	4,315
	Los Angeles CA Unified School District GO	4.000%	7/1/40	2,275	2,325
	Los Angeles CA Unified School District GO	4.000%	7/1/40	4,100	4,189
	Los Angeles CA Unified School District GO	4.000%	7/1/40	4,050	4,155
	Los Angeles CA Unified School District GO	5.000%	7/1/40	1,500	1,710
	Los Angeles CA Unified School District GO	4.000%	7/1/41	5,465	5,592
	Los Angeles CA Unified School District GO	5.000%	7/1/41	1,335	1,514
	Los Angeles CA Unified School District GO	5.000%	7/1/41	3,000	3,434
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles CA Unified School District GO	5.000%	7/1/42	2,975	3,344
	Los Angeles CA Unified School District GO	5.000%	7/1/43	2,000	2,248
	Los Angeles CA Unified School District GO	4.000%	7/1/44	9,040	9,124
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	5,000	5,126
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	1,525	1,563
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	4,500	4,613
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/34	2,385	2,549
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,840	3,034
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,985	3,188
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	3,000	3,201
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	6,250	6,669
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	7,000	7,446
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	3,675	3,909
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	4,065	4,390
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/43	5,320	5,630
[7,10]	Los Angeles County California Authority Multifamily Revenue TOB VRDO	3.400%	12/1/23	9,835	9,835
	Los Angeles County Development Authority Local or Guaranteed Housing Revenue PUT	3.750%	12/1/26	1,500	1,502
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/36	1,450	1,576
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/37	1,335	1,439
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/25	6,065	6,273
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/27	5,000	5,408
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	5,000	5,528
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	5,000	5,634
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	5,700	6,538
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	7,000	8,002
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	4,495	4,862
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	5,000	5,401
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/34	6,540	6,705
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/34	5,000	5,354

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	7,750	8,377
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	5,000	5,393
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	1,500	1,580
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	5,000	5,327
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/35	10,070	10,515
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	5,000	5,379
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	24,690	26,561
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	1,500	1,572
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	10,000	10,440
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	3,000	3,380
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	5,000	5,355
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	21,145	22,647
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/37	6,625	6,858
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/37	6,350	7,090
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	6,190	6,705
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/38	1,595	1,654
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,190	1,263
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	6,275	6,760
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,755	1,863
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/39	7,205	7,436
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/39	2,410	2,692
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/39	7,555	7,998
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/40	2,000	2,223
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	1,720	1,810
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	3,800	3,999
Los Angeles County Metropolitan Transportation Authority Transit Revenue	5.000%	7/1/25	1,055	1,090
Los Angeles County Metropolitan Transportation Authority Transit Revenue	5.000%	7/1/26	2,000	2,072
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/25	970	1,013
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/26	2,870	3,073
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/30	1,000	1,134
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/30	780	885
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/31	1,490	1,688
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/31	820	929
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/32	865	978
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	2,000	2,258
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	910	1,028
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/34	2,000	2,252
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/34	955	1,075
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/35	2,050	2,294
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/35	1,005	1,125
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/36	2,090	2,318
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/36	1,055	1,170
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/37	3,745	4,124
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/37	1,110	1,222
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/38	3,925	4,309
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/38	1,165	1,279
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/38	1,800	2,026
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	4,345	4,749

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	1,225	1,339
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	1,500	1,680
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/40	1,180	1,203
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	1,290	1,407
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/44	5,000	5,364
Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/33	2,465	2,540
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/26	750	803
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/27	1,000	1,095
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/28	920	1,027
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	1,000	1,171
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/35	2,000	2,312
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	5.000%	10/1/30	1,500	1,734
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	5.000%	10/1/31	1,500	1,762
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	5.000%	10/1/32	1,375	1,638
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/29	1,470	1,527
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/33	8,350	8,643
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/34	7,430	7,684
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/35	3,790	3,913
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/26	1,535	1,580
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/27	2,020	2,079
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/27	1,670	1,806
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	2,000	2,059
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	1,100	1,216
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	1,100	1,240
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	675	726
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	1,025	1,175
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	945	1,102
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	930	1,079
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	1,000	1,183
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	1,800	1,931
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	1,785	2,069
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	1,955	2,096
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	2,075	2,396
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	1,000	1,173
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	5,000	5,259
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	1,000	1,066
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,850	1,976
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	7,685	8,615
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	250	296
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	2,275	2,413
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	3,000	3,307
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	2,750	3,004
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	14,040	15,644
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	795	913
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	7,500	7,761
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	2,500	2,644

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	3,525	3,817
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	8,425	9,315
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	1,250	1,421
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/38	18,065	18,578
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	3,185	3,425
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	5,800	6,360
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	3,140	3,504
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	2,300	2,588
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	615	703
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	6,655	6,816
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	4,190	4,294
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	14,255	15,573
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	2,565	2,744
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	2,500	2,777
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	3,090	3,460
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	1,810	1,848
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	1,345	1,373
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	4,500	4,901
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	2,055	2,090
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	7,030	7,782
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	3,000	3,346
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/41	2,000	2,033
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	8,080	8,912
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	2,640	2,934
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	1,000	1,042
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	2,500	2,765
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	1,275	1,421
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	7,280	8,237
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	4,510	5,075
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	6,025	6,752
Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	2.600%	12/1/23	6,175	6,175
Los Angeles Department of Water & Power System Electric Power & Light Revenue	3.000%	7/1/26	5,000	5,014
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/26	750	785
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/26	4,000	4,226
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/26	2,340	2,472
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/28	8,030	8,212
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/28	2,000	2,215
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	965	1,003
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/31	2,500	2,524
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	1,300	1,312
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	1,075	1,163
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	21,480	21,888
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	1,590	1,650
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	10,050	10,236
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	1,540	1,665
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	2,000	2,018
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	6,510	7,098
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	2,000	2,162

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	28,460	28,957
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	2,500	2,544
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	7,570	8,857
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	1,750	2,016
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	3,100	3,367
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	20,535	22,120
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	1,050	1,084
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	1,555	1,606
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	25,260	27,060
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	1,755	1,983
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	5,015	5,345
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	1,460	1,580
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	7,740	8,432
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	1,000	1,127
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/39	2,725	2,741
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/39	8,105	8,925
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/39	5,600	6,243
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/39	2,500	2,820
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/39	1,000	1,121
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/40	21,765	23,875
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/40	3,000	3,330
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/40	8,450	9,485
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/40	1,160	1,295
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/41	35,390	38,968
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/41	10,545	11,806
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/41	1,500	1,670
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	9,265	9,619
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	7,175	7,704
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	2,150	2,370
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	6,750	7,520
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	1,835	2,034
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	1,755	1,839
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	5,525	5,739
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	1,470	1,519
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	4,000	4,213
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	5,620	5,895
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	3,000	3,311
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	7,000	7,871
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	7,015	7,712
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	1,145	1,267
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	7,000	7,835
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	2,720	3,096
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	7,000	7,816
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	3,500	3,930
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	3,200	3,632
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	10,000	11,112
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	3,315	3,703
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	3,960	4,424

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	3,340	3,770
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	3,335	3,749
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	2.750%	12/1/23	93,800	93,800
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	5,000	5,203
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	1,798	1,871
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/26	3,095	3,291
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/26	7,586	8,066
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/27	8,175	8,693
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/27	12,409	13,480
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	9,805	10,370
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	1,000	1,144
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/31	815	932
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/32	1,350	1,542
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	10,410	10,599
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/34	2,694	3,068
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/35	7,885	7,985
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/35	2,130	2,419
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/36	9,590	10,064
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/36	2,417	2,721
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/37	4,468	4,986
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/38	3,581	3,969
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/40	1,985	2,178
[9]	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment and Real Project)	5.000%	5/1/27	1,550	1,665
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment and Real Project)	5.000%	5/1/28	1,700	1,865
[9]	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment and Real Project)	5.000%	5/1/29	1,625	1,815
[9]	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment and Real Project)	5.000%	5/1/30	1,625	1,844
[9]	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment and Real Project)	5.000%	5/1/31	2,785	3,211
[9]	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment and Real Project)	5.000%	5/1/32	1,850	2,165
[9]	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment and Real Project)	5.000%	5/1/40	1,210	1,371
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment and Real Project)	5.000%	11/1/40	5,000	5,547
[9]	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment and Real Project)	5.000%	5/1/41	1,300	1,464
[9]	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment and Real Project)	5.000%	5/1/42	1,000	1,118
[9]	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment and Real Project)	5.000%	5/1/43	1,000	1,113
	Los Rios Community College District GO	5.000%	8/1/27	1,100	1,189
	Los Rios Community College District GO	5.000%	8/1/30	1,140	1,235
	Los Rios Community College District GO	4.000%	8/1/31	3,080	3,172
	Los Rios Community College District GO	4.000%	8/1/32	3,135	3,219
	Los Rios Community College District GO	3.000%	8/1/35	1,035	944
	Los Rios Community College District GO	4.000%	8/1/35	250	256
	Lowell Joint School District GO	5.000%	8/1/37	1,000	1,103
	Lowell Joint School District GO	3.000%	8/1/40	1,365	1,149
[5]	Madera Unified School District GO	0.000%	5/1/30	3,000	2,394
[5]	Mammoth CA Unified School District GO	0.000%	8/1/26	1,250	1,146
[5]	Manhattan Beach Unified School District GO	0.000%	9/1/26	2,160	1,979
[3]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/27	265	276
[3]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/28	375	393
[3]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/29	350	367
[3]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/30	325	340

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/32	550	568
[3]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/39	1,110	1,120
[5]	Manteca Unified School District GO	0.000%	8/1/33	5,435	3,829
[5]	Manteca Unified School District GO	0.000%	8/1/34	5,425	3,666
	Marin Community College District GO, Prere.	4.000%	8/1/26	1,000	1,038
	Marin Community College District GO, Prere.	4.000%	8/1/26	1,000	1,038
	Marin Community College District GO, Prere.	4.000%	8/15/27	800	843
	Marin Community College District GO, Prere.	4.000%	8/15/27	7,660	8,075
	Marin Community College District GO, Prere.	4.000%	8/15/27	2,945	3,104
	Marin Community College District GO, Prere.	4.000%	8/15/27	1,900	2,003
	Marin Community College District GO, Prere.	4.000%	8/15/27	3,030	3,194
	Marin Healthcare District GO	5.000%	8/1/31	1,000	1,036
	Marin Healthcare District GO	5.000%	8/1/32	1,850	1,917
	Marin Healthcare District GO	5.000%	8/1/33	1,350	1,397
	Marin Healthcare District GO	5.000%	8/1/34	1,275	1,319
	Marin Municipal Water District Water Revenue	4.000%	6/15/25	2,495	2,529
	Marin Municipal Water District Water Revenue	4.000%	6/15/26	2,590	2,666
	Marin Municipal Water District Water Revenue	5.000%	6/15/28	2,840	3,135
[3]	Mendocino-Lake Community College District GO	3.000%	8/1/41	1,475	1,217
	Menifee CA Special Tax Revenue	5.000%	9/1/38	500	522
	Menifee CA Special Tax Revenue	3.000%	9/1/42	550	417
	Menifee CA Special Tax Revenue	5.000%	9/1/43	600	613
	Menifee Union School District GO	4.000%	8/1/29	165	176
	Menifee Union School District GO	4.000%	8/1/30	200	214
	Menifee Union School District GO	4.000%	8/1/32	250	266
[1]	Menifee Union School District GO	4.000%	8/1/34	350	371
	Menifee Union School District Special Tax Revenue	4.000%	9/1/36	500	484
	Menifee Union School District Special Tax Revenue	4.000%	9/1/41	800	720
[1]	Menlo Park Community Development Agency Successor Agency Tax Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/26	1,035	1,075
[1]	Menlo Park Community Development Agency Successor Agency Tax Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/27	1,250	1,302
	Metropolitan Water District of Southern California Water Revenue	4.000%	10/1/28	1,825	1,941
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/28	3,440	3,840
	Metropolitan Water District of Southern California Water Revenue	4.000%	10/1/29	1,145	1,229
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/29	2,610	2,961
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Water District of Southern California Water Revenue	4.000%	10/1/30	4,445	4,813
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/30	1,500	1,731
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/31	2,000	2,347
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/32	1,000	1,192
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/35	1,500	1,773
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/36	2,015	2,348
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/36	1,250	1,458
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/37	1,200	1,383
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/37	1,600	1,763
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	16,400	18,270
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	1,685	1,928
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/38	1,910	2,090
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/39	9,170	10,153
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/39	1,850	2,097
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	2,000	2,251
	Metropolitan Water District of Southern California Water Revenue, Prere.	5.000%	7/1/25	3,325	3,437
	Milpitas CA Unified School District GO	3.000%	8/1/35	1,895	1,773
	Miracosta Community College District GO	2.000%	8/1/39	2,235	1,612
	Miracosta Community College District GO	2.000%	8/1/40	2,000	1,412
	Modesto CA Special Tax Revenue	5.000%	9/1/29	1,570	1,591
	Modesto CA Special Tax Revenue	5.000%	9/1/30	1,700	1,720
[5]	Modesto High School District GO	0.000%	8/1/26	5,010	4,592
	Modesto High School District GO	5.000%	8/1/39	850	960
	Modesto High School District GO	5.000%	8/1/40	505	564
	Modesto High School District GO	5.000%	8/1/41	710	789
	Modesto High School District GO	5.000%	8/1/42	840	928
	Modesto High School District GO	5.000%	8/1/43	1,185	1,302
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/31	1,475	1,529
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/31	1,840	1,908
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/31	1,200	1,335
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/37	2,360	2,569

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/38	2,015	2,171
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/40	2,000	2,047
	Montclair Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/31	660	683
	Montclair Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/34	615	634
[5]	Montebello Unified School District GO	0.000%	8/1/26	1,000	908
	Montebello Unified School District GO	5.000%	8/1/41	2,555	2,641
	Monterey CA Park Public Financing Intergovernmetal Agreement Revenue	4.000%	6/1/41	1,200	1,202
	Monterey Peninsula Unified School District GO	4.000%	8/1/42	3,000	3,062
	Moreno Valley Community Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/29	1,220	1,312
	Moreno Valley Community Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/32	1,020	1,097
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/24	780	780
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/25	845	864
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/26	930	965
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/27	1,010	1,064
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/29	1,185	1,246
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/31	1,390	1,458
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/35	920	964
[3]	Moreno Valley Unified School District GO	4.000%	8/1/35	250	266
[3]	Moreno Valley Unified School District GO	4.000%	8/1/36	465	490
[3]	Moreno Valley Unified School District GO	4.000%	8/1/37	365	380
[3]	Moreno Valley Unified School District GO	4.000%	8/1/38	325	334
[3]	Moreno Valley Unified School District GO	4.000%	8/1/39	1,470	1,503
[3]	Moreno Valley Unified School District GO	4.000%	8/1/40	825	835
[3]	Moreno Valley Unified School District GO	4.000%	8/1/41	1,620	1,635
	Morgan Hill Unified School District GO	4.000%	8/1/32	400	415
	Morgan Hill Unified School District GO	4.000%	8/1/33	200	207
	Mount San Antonio Community College District GO	0.000%	8/1/25	2,000	1,897
	Mount San Antonio Community College District GO	5.875%	8/1/28	3,000	3,395
	Mount San Jacinto Community College District GO	4.000%	8/1/37	3,290	3,369
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/23	320	320
	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/24	500	499
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/25	340	346
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/26	290	299
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/27	360	375
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/28	430	450
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/29	450	474
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/29	215	226
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/30	550	584
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/30	330	350
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/31	575	606
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/31	400	421
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/32	400	420
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/33	325	340
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/34	300	313
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/35	325	337
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/35	1,000	1,036
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/36	315	324
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/37	300	306
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/38	300	304
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/39	275	278
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/40	5,320	5,367
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/40	350	353
	Mountain View Los Altos CA Union High School District GO	0.000%	8/1/26	3,500	3,215

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mountain View Los Altos CA Union High School District GO	1.750%	8/1/33	3,000	2,470
	Mountain View Los Altos CA Union High School District GO	1.875%	8/1/34	4,150	3,426
[1]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/32	500	545
[1]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/34	350	381
[1]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/35	450	488
[1]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/37	1,220	1,306
	Mountain View-Whisman School District GO	4.000%	9/1/32	260	277
	Mountain View-Whisman School District GO	4.000%	9/1/33	500	531
	Mountain View-Whisman School District GO	3.000%	9/1/39	1,200	1,050
	Mountain View-Whisman School District GO	4.000%	9/1/40	1,300	1,328
	Mountain View-Whisman School District GO	4.000%	9/1/42	1,250	1,269
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/29	570	610
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/29	170	182
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/29	1,915	2,051
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	12,890	16,041
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	11,350	14,136
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	17,830	22,207
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	12,935	15,891
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	15,950	19,595
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	18,100	22,236
[1]	Murrieta Valley Unified School District GO	5.000%	9/1/25	700	718
[1]	Murrieta Valley Unified School District GO	5.000%	9/1/25	1,400	1,436
[1]	Murrieta Valley Unified School District GO	0.000%	9/1/33	475	338
	Napa Valley Community College District GO	4.000%	8/1/30	8,130	8,299
	Napa Valley Community College District GO	4.000%	8/1/31	4,650	4,740
	Napa Valley Unified School District GO	0.000%	8/1/33	5,770	4,099
[1]	Napa Valley Unified School District GO	4.000%	8/1/33	2,370	2,429
[1]	Natomas Unified School District GO	4.000%	8/1/45	1,450	1,451
	Nevada Joint Union High School District GO	4.000%	8/1/32	1,320	1,363
	Nevada Joint Union High School District GO	4.000%	8/1/34	580	595
	New Haven Unified School District GO	5.000%	8/1/27	1,335	1,419
	New Haven Unified School District GO	4.000%	8/1/29	100	105
	New Haven Unified School District GO	4.000%	8/1/30	100	104
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Haven Unified School District GO	4.000%	8/1/31	100	104
	New Haven Unified School District GO	4.000%	8/1/32	100	104
	New Haven Unified School District GO	4.000%	8/1/35	325	334
	New Haven Unified School District GO	4.000%	8/1/36	155	158
	New Haven Unified School District GO	4.000%	8/1/37	300	306
	New Haven Unified School District GO	4.000%	8/1/38	805	819
[1]	Newark CA Unified School District GO	0.000%	8/1/26	3,300	3,017
[3]	Newark CA Unified School District GO	4.000%	8/1/36	1,135	1,197
[3]	Newark CA Unified School District GO	4.000%	8/1/38	885	910
[3]	Newark CA Unified School District GO	4.000%	8/1/40	1,000	1,023
[3]	Newark CA Unified School District GO	4.000%	8/1/42	1,000	1,020
	Newport Beach CA Special Assessment Revenue	4.125%	9/2/38	1,025	1,009
	Newport Beach CA Special Assessment Revenue	5.000%	9/2/43	725	758
	Newport Mesa Unified School District GO	5.000%	8/1/26	1,175	1,247
	Newport Mesa Unified School District GO	0.000%	8/1/29	4,625	3,910
	Newport Mesa Unified School District GO	0.000%	8/1/30	3,000	2,451
	Newport Mesa Unified School District GO	0.000%	8/1/31	1,500	1,183
[5]	Newport Mesa Unified School District GO	0.000%	8/1/31	5,275	4,128
	Newport Mesa Unified School District GO	0.000%	8/1/32	14,000	10,670
	Norco CA Special Tax Revenue	5.000%	9/1/24	1,380	1,397
	Norco CA Special Tax Revenue	5.000%	9/1/25	500	513
	Norco CA Special Tax Revenue	5.000%	9/1/26	1,620	1,690
	Norco CA Special Tax Revenue	5.000%	9/1/27	1,755	1,863
[3]	Norco CA Special Tax Revenue	5.000%	9/1/28	805	869
	Norco Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	600	672
	Norco Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	1,000	1,116
	Norco Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/34	280	294
	Norco Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/35	440	460
	Norco Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	1,000	1,100
	Norco Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/37	855	931
	Norco Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/39	1,565	1,601
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/29	750	836
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/30	650	735

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/32	2,775	3,175
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/33	500	532
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/33	2,000	2,287
[3]	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	4.000%	3/1/34	2,145	2,269
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/34	500	532
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/36	3,020	3,196
[5]	North Orange County CA Community College District GO	0.000%	8/1/27	6,880	6,109
	North Orange County CA Community College District GO	4.000%	8/1/33	375	395
	North Orange County CA Community College District GO	3.000%	8/1/38	1,805	1,587
	North Orange County CA Community College District GO	3.000%	8/1/39	2,165	1,875
	North Orange County CA Community College District GO	3.000%	8/1/40	2,200	1,880
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	109,045	108,893
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/27	1,285	1,353
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/28	1,200	1,264
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/29	1,775	1,868
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/31	1,385	1,454
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/32	2,550	2,676
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/33	4,285	4,496
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/34	3,295	3,456
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/36	5,000	5,225
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/37	3,500	3,643
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/38	1,250	1,293
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/39	1,525	1,575
[13]	Northstar Community Services District Special Tax Revenue	5.000%	9/1/21	693	243
[5]	Norwalk-La Mirada Unified School District GO	0.000%	8/1/26	750	687
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/34	615	575
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/35	425	393
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/38	1,420	1,228
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/39	900	765
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/40	1,000	839
	Novato Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/39	1,475	1,482
	Novato Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/40	1,465	1,471
	Oak Grove School District GO	0.000%	8/1/27	1,700	1,507
	Oak Grove School District GO	0.000%	8/1/29	2,750	2,271
[2]	Oak Grove School District GO, 5.000% coupon rate effective 8/1/30	0.000%	8/1/31	1,915	1,516
[2]	Oak Grove School District GO, 5.000% coupon rate effective 8/1/30	0.000%	8/1/32	1,030	814
	Oakland CA GO	2.000%	1/15/34	5,505	4,682
	Oakland CA GO	2.000%	1/15/35	4,480	3,753
	Oakland CA GO	2.125%	1/15/36	4,735	3,912
	Oakland CA GO	3.000%	1/15/40	6,580	5,592
	Oakland Unified School District/Alameda County GO	5.000%	8/1/36	1,135	1,203
[3]	Oakland Unified School District/Alameda County GO	4.000%	8/1/37	1,565	1,624
	Oakland Unified School District/Alameda County GO	5.000%	8/1/37	3,000	3,168
[1]	Oakland Unified School District/Alameda County GO	3.000%	8/1/40	13,250	10,859
[3]	Oakland Unified School District/Alameda County GO	4.000%	8/1/40	4,280	4,354
[3]	Oakland Unified School District/Alameda County GO	4.000%	8/1/41	4,645	4,706
	Oakland Unified School District/Alameda County GO, Prere.	5.000%	8/1/25	2,615	2,707
[6]	Oceanside Unified School District GO	0.000%	8/1/29	3,170	2,637
[6]	Oceanside Unified School District GO	0.000%	8/1/30	2,050	1,643
[1]	Oceanside Unified School District GO	4.000%	8/1/38	500	515
[1]	Oceanside Unified School District GO	4.000%	8/1/40	1,320	1,344
	Ohlone Community College District GO	4.000%	8/1/34	3,920	3,990
[9]	Ontario CA Special Tax Revenue	4.000%	9/1/33	3,510	3,477
[9]	Ontario CA Special Tax Revenue	5.000%	9/1/38	1,205	1,245
[9]	Ontario CA Special Tax Revenue	5.250%	9/1/43	1,000	1,032
[1]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/41	1,250	1,256
	Ontario Montclair School District GO	5.000%	8/1/43	2,065	2,273
	Orange County CA Ocean View School District GO	5.000%	8/1/42	1,105	1,224

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Orange County CA Ocean View School District GO	5.000%	8/1/44	1,385	1,519
	Orange County CA Ocean View School District GO	5.000%	8/1/45	1,125	1,230
	Orange County Community Facilities District No. 2004-1 Special Tax Revenue (Ladera Ranch Project)	5.000%	8/15/27	500	539
	Orange County Community Facilities District No. 2004-1 Special Tax Revenue (Ladera Ranch Project)	5.000%	8/15/28	900	988
	Orange County Community Facilities District No. 2004-1 Special Tax Revenue (Ladera Ranch Project)	5.000%	8/15/29	1,000	1,116
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/36	2,870	3,185
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/37	6,865	7,563
	Orange County Water District Water Revenue	5.000%	8/15/32	860	970
	Orange County Water District Water Revenue	4.000%	8/15/35	790	824
	Orange Unified School District GO	5.000%	8/1/40	2,975	3,378
[1]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/32	1,045	1,089
[1]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/34	1,130	1,167
[1]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/36	1,170	1,186
[1]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/37	770	777
[6]	Oxnard School District GO	0.000%	8/1/31	1,520	1,147
[6]	Oxnard School District GO	0.000%	7/1/33	3,445	2,397
	Oxnard Union High School District GO	5.000%	8/1/26	850	899
	Oxnard Union High School District GO	5.000%	8/1/27	750	811
	Oxnard Union High School District GO	5.000%	8/1/29	850	921
	Oxnard Union High School District GO	4.000%	8/1/30	2,000	2,063
	Oxnard Union High School District GO	4.000%	8/1/31	750	772
	Oxnard Union High School District GO	4.000%	8/1/32	325	337
	Oxnard Union High School District GO	4.000%	8/1/33	375	389
	Oxnard Union High School District GO	4.000%	8/1/35	1,125	1,161
	Oxnard Union High School District GO	4.000%	8/1/36	750	770
	Oxnard Union High School District GO	4.000%	8/1/38	1,630	1,659
	Pajaro Valley Unified School District GO	4.000%	8/1/33	225	231
	Pajaro Valley Unified School District GO	4.000%	8/1/34	250	256
	Pajaro Valley Unified School District GO	4.000%	8/1/35	300	306
	Pajaro Valley Unified School District GO	5.000%	8/1/38	1,155	1,221
	Palm Desert CA Special Assessment Revenue	4.000%	9/2/26	475	475
	Palm Desert CA Special Assessment Revenue	4.000%	9/2/31	800	792
	Palm Desert CA Special Assessment Revenue	4.000%	9/2/37	1,200	1,126
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/25	1,075	1,108
[3]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/26	1,100	1,157
[3]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/27	1,200	1,277
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/25	1,190	1,226
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/25	550	568
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/26	830	873
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/26	700	738
[5]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,355	1,434
[5]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29	1,275	1,349
[5]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/32	1,435	1,516
[5]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	750	792
[5]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/34	2,000	2,116
[9]	Palmdale Elementary School District Special Tax Revenue	4.000%	8/1/42	1,160	1,155
[9]	Palmdale Elementary School District Special Tax Revenue	5.000%	8/1/44	800	867
	Palo Alto CA COP	2.125%	11/1/43	2,000	1,350
	Palomar Community College District GO	5.000%	8/1/33	2,805	3,028
	Palomar Community College District GO	5.000%	8/1/35	2,485	2,670
	Palomar Health COP	5.000%	11/1/24	665	669
	Palomar Health COP	5.000%	11/1/26	445	457
	Palomar Health COP	5.000%	11/1/27	750	777
	Palomar Health COP	5.000%	11/1/32	4,550	4,697
[6]	Palomar Health GO	0.000%	8/1/24	5,130	5,015
[6]	Palomar Health GO	0.000%	8/1/26	1,250	1,144
	Palomar Health GO	5.000%	8/1/26	310	324
[5]	Palomar Health GO	0.000%	8/1/27	16,165	14,270
[6]	Palomar Health GO	0.000%	8/1/27	8,095	7,172
[6]	Palomar Health GO	0.000%	8/1/28	500	428
	Palomar Health GO	5.000%	8/1/28	1,640	1,718
	Palomar Health GO	5.000%	8/1/28	8,570	8,985
[6]	Palomar Health GO	0.000%	8/1/29	7,210	5,952
	Palomar Health GO	5.000%	8/1/29	875	918
	Palomar Health GO	5.000%	8/1/29	4,340	4,554
	Palomar Health GO	4.000%	8/1/30	2,150	2,185
	Palomar Health GO	5.000%	8/1/30	1,130	1,187

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Palomar Health GO	4.000%	8/1/31	1,550	1,566
	Palomar Health GO	5.000%	8/1/31	800	840
	Palomar Health GO	4.000%	8/1/32	5,010	5,040
	Palomar Health GO	5.000%	8/1/33	1,320	1,386
	Palomar Health GO	0.000%	8/1/34	225	149
	Palomar Health GO	4.000%	8/1/34	1,000	1,004
	Palomar Health GO	0.000%	8/1/35	595	375
	Palomar Health GO	4.000%	8/1/35	100	100
	Palomar Health GO	0.000%	8/1/36	510	304
	Palomar Health GO	4.000%	8/1/36	5,015	5,020
	Palomar Health GO	0.000%	8/1/37	1,210	677
	Palomar Health GO	3.000%	8/1/37	250	208
	Palomar Health GO	4.000%	8/1/37	4,195	4,139
[6]	Palomar Health GO	7.000%	8/1/38	3,510	4,034
[1]	Palomar Health GO	0.000%	8/1/39	10,690	5,463
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	2,390	2,406
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	4,345	4,415
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,875	1,919
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	345	353
[5]	Palos Verdes Peninsula Unified School District GO	0.000%	11/1/26	320	294
[5]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/26	6,050	5,410
[3]	Paramount Unified School District GO	4.000%	8/1/30	70	75
[3]	Paramount Unified School District GO	4.000%	8/1/31	125	133
[3]	Paramount Unified School District GO	4.000%	8/1/32	150	160
[3]	Paramount Unified School District GO	4.000%	8/1/33	145	154
[3]	Paramount Unified School District GO	4.000%	8/1/34	150	159
[3]	Paramount Unified School District GO	4.000%	8/1/35	300	316
[3]	Paramount Unified School District GO	4.000%	8/1/37	390	404
[3]	Paramount Unified School District GO	4.000%	8/1/38	690	707
[3]	Paramount Unified School District GO	4.000%	8/1/40	450	459
	Paramount Unified School District GO	0.000%	8/1/42	2,000	839
[3]	Paramount Unified School District GO	3.000%	8/1/45	2,000	1,548
	Pasadena Area Community College District GO	5.000%	8/1/41	825	932
	Pasadena Area Community College District GO	5.000%	8/1/42	1,000	1,122
	Pasadena Area Community College District GO	5.000%	8/1/43	500	558
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	3/1/32	1,900	1,402
	Pasadena Unified School District GO	5.000%	8/1/25	750	778
	Pasadena Unified School District GO	5.000%	8/1/25	1,000	1,037
	Pasadena Unified School District GO	5.000%	8/1/26	1,015	1,078
	Pasadena Unified School District GO	4.000%	8/1/32	1,115	1,137
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/33	595	660
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/35	750	832
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/36	1,000	1,101
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/37	1,000	1,090
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/38	600	647
	Peralta Community College District GO	4.000%	8/1/26	1,500	1,518
	Peralta Community College District GO	5.000%	8/1/26	650	688
	Peralta Community College District GO	5.000%	8/1/27	1,490	1,544
	Peralta Community College District GO	5.000%	8/1/27	1,000	1,082
	Peralta Community College District GO	5.000%	8/1/28	2,455	2,540
	Peralta Community College District GO	5.000%	8/1/29	3,115	3,214
	Peralta Community College District GO	5.000%	8/1/29	1,085	1,219
	Peralta Community College District GO	5.000%	8/1/30	2,260	2,328
	Peralta Community College District GO	5.000%	8/1/31	1,650	1,693
	Peralta Community College District GO	5.000%	8/1/32	4,340	4,441
	Peralta Community College District GO	5.000%	8/1/34	3,025	3,092
	Peralta Community College District GO	4.000%	8/1/39	3,570	3,573
	Peralta Community College District GO	5.250%	8/1/42	2,000	2,275
[5]	Perris Union High School District GO	0.000%	9/1/25	1,130	1,065
	Perris Union High School District GO	4.000%	9/1/30	215	227
	Perris Union High School District GO	4.000%	9/1/31	350	370
	Perris Union High School District GO	4.000%	9/1/33	600	633
	Perris Union High School District GO	3.000%	9/1/36	1,000	901
	Perris Union High School District GO	3.000%	9/1/38	800	692
	Perris Union High School District GO	3.000%	9/1/39	850	723
	Perris Union High School District GO	3.000%	9/1/40	1,000	839
[1]	Perris Union High School District GO	4.000%	9/1/40	2,000	2,036
	Perris Union High School District GO	2.125%	9/1/41	2,500	1,725
	Piedmont Unified School District GO	3.000%	8/1/39	180	155
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/25	855	864
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/26	900	910
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/27	1,220	1,233
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/28	1,285	1,299

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/28	3,000	3,134
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/29	1,350	1,365
[4]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/25	2,965	2,795
[4]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/26	150	137
[4]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/29	355	290
[1]	Pittsburg Unified School District GO	5.000%	8/1/39	1,100	1,230
[1]	Pittsburg Unified School District GO	5.000%	8/1/40	2,010	2,236
[1]	Pittsburg Unified School District GO	5.000%	8/1/41	3,325	3,685
[1]	Pittsburg Unified School District GO	5.000%	8/1/42	3,820	4,210
[1]	Pittsburg Unified School District GO	5.000%	8/1/43	2,000	2,191
[1]	Pittsburg Unified School District GO	4.125%	8/1/45	2,000	2,006
[10]	Pittsburg Unified School District GO TOB VRDO	3.420%	12/7/23	7,575	7,575
[1]	Placentia-Yorba Linda Unified School District COP	4.000%	10/1/25	1,500	1,522
[1]	Placentia-Yorba Linda Unified School District COP	4.000%	10/1/26	2,345	2,413
[1]	Placentia-Yorba Linda Unified School District COP	4.000%	10/1/27	2,555	2,658
[1]	Placentia-Yorba Linda Unified School District COP	4.000%	10/1/28	2,905	3,035
	Placentia-Yorba Linda Unified School District GO	5.000%	8/1/25	1,785	1,846
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/31	150	116
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/36	1,500	1,363
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/37	1,500	1,327
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/38	1,000	867
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/39	1,250	1,066
[1]	Placer Union High School District GO	0.000%	8/1/29	4,425	3,696
[1]	Placer Union High School District GO	0.000%	8/1/30	2,400	1,933
[1]	Placer Union High School District GO	0.000%	8/1/31	8,800	6,825
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/36	425	442
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/37	925	953
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/38	515	526
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/39	865	882
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/40	880	896
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pleasanton Unified School District GO	5.000%	8/1/33	1,000	1,148
	Pleasanton Unified School District GO	4.000%	8/1/34	1,050	1,079
	Pleasanton Unified School District GO	4.000%	8/1/35	1,000	1,024
	Pleasanton Unified School District GO	5.000%	8/1/35	1,000	1,138
[3]	Pomona Unified School District GO	5.000%	8/1/26	450	455
[1]	Pomona Unified School District GO	4.000%	8/1/32	1,175	1,195
	Pomona Unified School District GO	4.000%	8/1/37	920	951
	Pomona Unified School District GO	5.250%	8/1/38	1,000	1,152
	Pomona Unified School District GO	5.250%	8/1/40	1,000	1,140
[1]	Pomona Unified School District GO	2.125%	8/1/41	3,250	2,305
	Pomona Unified School District GO	5.250%	8/1/43	1,500	1,687
	Port Commission of the City & County of San Francisco Port, Airport & Marina Revenue	4.000%	3/1/39	1,240	1,257
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/30	4,045	4,301
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/31	2,560	2,720
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/32	4,340	4,608
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/33	3,615	3,834
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/36	1,985	1,996
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/27	1,250	1,350
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/28	1,610	1,736
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/29	950	1,022
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/25	150	155
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/26	125	132
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/27	115	124
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/28	125	137
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/29	150	167
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/30	170	192
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/31	125	132
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/32	150	158
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/33	155	161
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/34	150	156
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/35	235	243
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/36	200	204

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/37	175	177
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/38	220	223
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/39	270	273
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/40	225	227
	Portola Valley School District GO	3.000%	8/1/35	875	818
	Portola Valley School District GO	3.000%	8/1/36	640	585
	Portola Valley School District GO	3.000%	8/1/37	700	626
	Portola Valley School District GO	3.000%	8/1/38	675	593
	Portola Valley School District GO	3.000%	8/1/39	725	626
	Portola Valley School District GO	3.000%	8/1/40	530	452
[3]	Poway Public Financing Authority Water Revenue	5.000%	6/1/40	550	616
[3]	Poway Public Financing Authority Water Revenue	5.000%	6/1/41	365	406
[3]	Poway Public Financing Authority Water Revenue	4.000%	6/1/43	1,230	1,255
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/26	1,370	1,427
	Poway Unified School District GO	0.000%	8/1/28	9,070	7,828
	Poway Unified School District GO	0.000%	8/1/29	10,310	8,587
	Poway Unified School District GO	0.000%	8/1/30	100	80
	Poway Unified School District GO	0.000%	8/1/31	2,375	1,835
	Poway Unified School District GO	0.000%	8/1/34	3,500	2,402
	Poway Unified School District GO	0.000%	8/1/35	8,475	5,568
	Poway Unified School District GO	0.000%	8/1/36	7,500	4,676
	Poway Unified School District GO	0.000%	8/1/39	3,445	1,804
[3]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/25	775	801
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/25	1,765	1,821
[3]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/26	1,000	1,038
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/26	2,505	2,643
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/26	890	900
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/27	950	962
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/29	955	965
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/30	1,180	1,192
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/31	1,235	1,247
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/32	1,345	1,358
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/33	1,440	1,454
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/34	1,515	1,530
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/35	1,605	1,620
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/24	150	150
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/25	145	146
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/26	190	194
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/27	315	324
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/29	265	276
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/29	390	406
[1]	Poway Unified School District Special Tax Revenue	5.000%	9/1/32	345	384
[1]	Poway Unified School District Special Tax Revenue	5.000%	9/1/32	325	362
[1]	Poway Unified School District Special Tax Revenue	2.875%	9/1/33	180	166
[1]	Poway Unified School District Special Tax Revenue	3.000%	9/1/34	405	380
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/34	500	518
[1]	Poway Unified School District Special Tax Revenue	3.000%	9/1/35	235	218
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/36	715	733
[1]	Poway Unified School District Special Tax Revenue	3.000%	9/1/37	500	442
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/38	835	849
[1]	Poway Unified School District Special Tax Revenue	3.125%	9/1/39	565	485
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/40	970	974
	Rancho Cordova CA Special Tax Revenue	3.000%	9/1/24	150	149
	Rancho Cordova CA Special Tax Revenue	3.000%	9/1/25	165	162
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/26	180	181
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/27	200	203
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/29	240	244
[3]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/32	800	903
[3]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/33	1,000	1,131
[3]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/34	1,000	1,132
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/37	500	476
[3]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/38	4,900	5,336
	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/38	800	818
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/41	390	353
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/27	1,700	1,721

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/28	2,800	2,833
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/30	1,500	1,517
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/31	1,400	1,416
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/32	1,710	1,729
[1]	Rancho Santiago Community College District GO	0.000%	9/1/30	11,000	8,766
	Rancho Water District Financing Authority Water Revenue	3.000%	8/1/40	5,105	4,341
	Ravenswood CA City School District GO	4.000%	8/1/32	130	137
	Ravenswood CA City School District GO	4.000%	8/1/33	150	158
	Ravenswood CA City School District GO	4.000%	8/1/34	150	157
	Ravenswood CA City School District GO	4.000%	8/1/36	270	281
	Ravenswood CA City School District GO	4.000%	8/1/38	975	995
	Ravenswood CA City School District GO	4.000%	8/1/40	590	597
[3]	Ravenswood CA City School District GO	5.000%	8/1/43	2,075	2,259
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/25	830	853
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/25	730	750
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/26	1,000	1,050
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/27	1,350	1,450
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/30	800	874
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/25	375	385
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/26	675	701
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/27	1,000	1,040
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/28	1,000	1,041
[5]	Redding Joint Powers Financing Authority Electric Power & Light Revenue	3.750%	6/1/35	500	497
	Redwood City CA Special Tax Revenue	5.000%	9/1/29	700	701
	Redwood City Public Facilities & Infrastructure Authority Lease (Abatement) Revenue	3.000%	6/1/38	1,845	1,620
[4]	Redwood City Redevelopment Agency Successor Agency Tax Allocation Revenue	0.000%	7/15/25	3,350	3,158
	Redwood City School District GO	3.000%	8/1/33	1,430	1,357
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Redwood City School District GO	3.000%	8/1/40	1,490	1,235
	Rialto CA Special Tax Revenue	5.000%	9/1/43	2,340	2,377
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/28	1,000	1,092
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/30	1,285	1,398
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/32	470	510
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/33	760	822
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/37	8,225	8,723
[3]	Rialto Unified School District GO	0.000%	8/1/28	115	98
[3]	Rialto Unified School District GO	0.000%	8/1/29	140	114
[3]	Rialto Unified School District GO	0.000%	8/1/30	340	267
[3]	Rialto Unified School District GO	0.000%	8/1/31	365	275
[3]	Rialto Unified School District GO	0.000%	8/1/32	500	361
[3]	Rialto Unified School District GO	0.000%	8/1/33	860	594
[3]	Rialto Unified School District GO	0.000%	8/1/34	400	265
[3]	Rialto Unified School District GO	0.000%	8/1/35	825	519
[3]	Rialto Unified School District GO	0.000%	8/1/36	720	427
	Richmond CA Wastewater Sewer Revenue	5.000%	8/1/32	1,370	1,532
	Richmond CA Wastewater Sewer Revenue	5.000%	8/1/33	1,060	1,182
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/35	3,285	3,441
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/37	2,000	2,055
	Richmond CA Wastewater Sewer Revenue	5.000%	8/1/39	760	820
	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue	5.500%	11/1/29	75	78
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/27	1,065	1,153
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/28	1,225	1,349
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/29	1,600	1,785
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/31	1,000	1,116
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/34	3,025	3,343
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/35	1,210	1,331
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/36	1,670	1,821
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/37	1,600	1,732
[3]	Rio Elementary CA School District BAN GO	0.000%	7/1/28	3,000	2,554
	Rio Hondo CA Community College District GO	0.000%	8/1/31	2,045	1,571
[1]	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/36	365	410
[1]	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/37	300	331

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	River Islands Public Financing Authority Special Tax Revenue	4.000%	9/1/38	500	505
	River Islands Public Financing Authority Special Tax Revenue	4.000%	9/1/41	1,000	890
[1]	River Islands Public Financing Authority Special Tax Revenue	4.250%	9/1/42	1,000	1,004
[1]	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/42	4,000	4,326
[1]	River Islands Public Financing Authority Special Tax Revenue	4.250%	9/1/43	1,500	1,503
	River Islands Public Financing Authority Special Tax Revenue	4.000%	9/1/46	1,290	1,090
[7,10]	River Islands Public Financing Authority Special Tax Revenue TOB VRDO	3.500%	12/1/23	51,950	51,950
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/37	5,000	5,465
[9]	Riverside CA Electric Power & Light Revenue	5.000%	10/1/40	350	394
[9]	Riverside CA Electric Power & Light Revenue	5.000%	10/1/41	600	671
[9]	Riverside CA Electric Power & Light Revenue	5.000%	10/1/42	515	574
[9]	Riverside CA Electric Power & Light Revenue	5.000%	10/1/43	340	378
	Riverside CA Sewer Revenue	5.000%	8/1/26	600	636
	Riverside CA Sewer Revenue	5.000%	8/1/27	1,055	1,144
	Riverside CA Water Revenue	5.000%	10/1/40	1,250	1,406
	Riverside CA Water Revenue	5.000%	10/1/42	1,250	1,392
	Riverside Community College District GO	3.000%	8/1/33	770	736
	Riverside Community College District GO	4.000%	8/1/34	3,630	3,837
	Riverside Community College District GO	3.000%	8/1/36	1,000	915
	Riverside Community College District GO	3.000%	8/1/36	2,000	1,829
	Riverside Community College District GO	3.000%	8/1/37	2,125	1,900
	Riverside Community College District GO	3.000%	8/1/38	1,890	1,661
	Riverside Community College District GO	3.000%	8/1/38	3,665	3,221
	Riverside Community College District GO	3.000%	8/1/39	2,110	1,825
	Riverside Community College District GO	3.000%	8/1/39	3,500	3,027
	Riverside Community College District GO, Prere.	0.000%	2/1/25	2,755	2,406
	Riverside Community College District GO, Prere.	0.000%	2/1/25	1,650	1,374
	Riverside Community College District GO, Prere.	5.000%	8/1/25	3,080	3,191
[5]	Riverside County Asset Leasing Corp. Lease (Abatement) Revenue (Riverside County Hospital Project)	0.000%	6/1/25	8,735	8,276
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/28	500	518
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/30	1,070	1,104
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/32	1,150	1,183
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/35	1,930	1,969
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/36	2,010	2,043
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.000%	11/1/25	9,885	10,272
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.000%	11/1/25	6,095	6,333
[3]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	10/1/33	3,535	3,806
[3]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	10/1/35	1,220	1,306
[3]	Riverside County Public Financing Authority Tax Allocation Revenue	4.000%	10/1/40	5,000	5,000
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/25	1,440	1,492
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/27	1,160	1,203
[3]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/27	520	552
[3]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/30	750	790
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/31	2,930	2,976
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/32	3,075	3,121
[3]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/32	590	621
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/33	1,230	1,247
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/34	1,975	2,001
[3]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/37	1,015	1,061
[3]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	4.000%	10/1/39	3,750	3,760
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project Area)	5.000%	10/1/29	1,900	2,021
[3]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project Area)	3.000%	10/1/35	340	304
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/31	5,000	3,696
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/32	4,000	2,834
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/33	5,500	3,737
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/34	3,500	2,273
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/37	4,150	4,155
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/38	2,295	2,257
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/40	3,750	3,616

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/41	3,500	3,346
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/25	300	311
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/26	375	398
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/30	630	695
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/31	600	661
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/32	550	605
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/33	635	697
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/34	650	715
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/35	1,100	1,203
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/36	935	1,016
	Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/25	1,750	1,806
	Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/27	1,385	1,408
	Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29	1,265	1,285
	Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	1,055	1,070
	Riverside Unified School District GO	4.000%	8/1/29	850	884
	Riverside Unified School District GO	4.000%	8/1/30	850	881
	Riverside Unified School District GO	4.000%	8/1/31	1,250	1,294
	Riverside Unified School District GO	4.000%	8/1/34	1,135	1,168
	Riverside Unified School District GO	3.000%	8/1/36	2,000	1,805
	Riverside Unified School District GO	3.000%	8/1/37	2,000	1,764
	Riverside Unified School District GO	3.000%	8/1/38	2,310	2,002
	Riverside Unified School District GO	3.000%	8/1/39	5,000	4,254
	Riverside Unified School District GO	3.000%	8/1/40	7,500	6,293
[3]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/27	1,550	1,603
[3]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/28	1,650	1,719
[3]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/29	1,820	1,901
[5]	Rocklin Unified School District GO	0.000%	8/1/24	2,965	2,898
	Romoland School District Special Tax Revenue	4.000%	9/1/26	100	100
	Romoland School District Special Tax Revenue	4.000%	9/1/28	100	100
	Romoland School District Special Tax Revenue	4.000%	9/1/29	100	100
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Romoland School District Special Tax Revenue	4.000%	9/1/31	100	99
	Romoland School District Special Tax Revenue	4.000%	9/1/32	100	99
	Romoland School District Special Tax Revenue	4.000%	9/1/33	100	99
	Romoland School District Special Tax Revenue	4.000%	9/1/34	100	98
	Romoland School District Special Tax Revenue	4.000%	9/1/35	115	113
	Romoland School District Special Tax Revenue	5.000%	9/1/38	250	261
	Romoland School District Special Tax Revenue	5.000%	9/1/43	440	450
	Roseville CA Electric System Intergovernmental Agreement Revenue	5.000%	2/1/32	250	266
	Roseville CA Electric System Intergovernmental Agreement Revenue	5.000%	2/1/33	350	372
	Roseville CA Electric System Intergovernmental Agreement Revenue, Prere.	5.000%	8/1/24	3,425	3,468
	Roseville CA Special Tax Revenue	4.000%	9/1/24	55	55
	Roseville CA Special Tax Revenue	4.000%	9/1/25	50	50
	Roseville CA Special Tax Revenue	4.000%	9/1/26	110	110
	Roseville CA Special Tax Revenue	4.000%	9/1/26	100	100
	Roseville CA Special Tax Revenue	4.000%	9/1/27	220	220
	Roseville CA Special Tax Revenue	4.000%	9/1/27	120	121
	Roseville CA Special Tax Revenue	4.000%	9/1/28	205	205
	Roseville CA Special Tax Revenue	4.000%	9/1/28	205	206
	Roseville CA Special Tax Revenue	4.000%	9/1/29	200	199
	Roseville CA Special Tax Revenue	4.000%	9/1/29	240	241
	Roseville CA Special Tax Revenue	5.000%	9/1/29	500	505
	Roseville CA Special Tax Revenue	4.000%	9/1/30	125	124
	Roseville CA Special Tax Revenue	4.000%	9/1/30	85	85
	Roseville CA Special Tax Revenue	4.000%	9/1/31	165	165
	Roseville CA Special Tax Revenue	4.000%	9/1/32	265	264
	Roseville CA Special Tax Revenue	4.000%	9/1/33	250	245
	Roseville CA Special Tax Revenue	4.000%	9/1/33	570	568
	Roseville CA Special Tax Revenue	4.000%	9/1/34	500	497
	Roseville CA Special Tax Revenue	4.000%	9/1/36	750	725
	Roseville CA Special Tax Revenue	4.000%	9/1/36	485	469
	Roseville CA Special Tax Revenue	2.500%	9/1/37	1,540	1,168
	Roseville CA Special Tax Revenue	4.000%	9/1/40	750	683
	Roseville CA Special Tax Revenue	4.000%	9/1/41	305	276
	Roseville CA Special Tax Revenue	4.000%	9/1/41	2,290	2,072
	Roseville CA Special Tax Revenue	4.000%	9/1/41	500	454
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/27	1,100	1,187
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/29	750	811
[1]	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/30	2,000	2,159
[1]	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/31	2,665	2,875
[3]	Roseville Joint Union High School District (School Financing Project) COP	1.000%	6/1/26	300	278
[3]	Roseville Joint Union High School District (School Financing Project) COP	1.125%	6/1/27	370	337
[3]	Roseville Joint Union High School District (School Financing Project) COP	1.250%	6/1/28	615	549
[3]	Roseville Joint Union High School District (School Financing Project) COP	2.125%	6/1/35	2,000	1,661
	Roseville Joint Union High School District GO	0.000%	8/1/24	580	567

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Roseville Joint Union High School District GO	0.000%	8/1/25	555	524
	Roseville Joint Union High School District GO	0.000%	8/1/26	500	457
	Roseville Joint Union High School District GO	0.000%	8/1/28	500	428
[1]	Roseville Joint Union High School District GO	0.000%	8/1/29	3,215	2,682
	Roseville Joint Union High School District GO	0.000%	8/1/29	1,085	892
	Roseville Joint Union High School District GO	0.000%	8/1/30	1,000	787
[1]	Roseville Joint Union High School District GO	0.000%	8/1/31	6,815	5,277
	Roseville Joint Union High School District GO	0.000%	8/1/31	1,585	1,191
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/24	1,115	1,116
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/25	3,100	3,126
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/27	455	467
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/28	670	693
[3]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/26	280	284
[3]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/27	650	658
[3]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/28	250	253
[3]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/29	500	506
[3]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/33	1,280	1,293
[3]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/34	1,340	1,353
	Sacramento Area Flood Control Agency Special Assessment Revenue	4.000%	10/1/40	2,390	2,430
[1]	Sacramento CA City Unified School District GO	4.000%	7/1/25	605	614
	Sacramento CA City Unified School District GO	5.000%	8/1/27	205	221
[1]	Sacramento CA City Unified School District GO	4.000%	7/1/28	625	652
[3]	Sacramento CA City Unified School District GO	5.000%	7/1/28	1,000	1,100
[1]	Sacramento CA City Unified School District GO	4.000%	7/1/29	230	241
[3]	Sacramento CA City Unified School District GO	5.000%	7/1/29	1,885	2,109
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/29	200	210
[3]	Sacramento CA City Unified School District GO	5.000%	7/1/30	2,300	2,611
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/30	200	209
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/31	220	231
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/33	200	210
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/34	605	634
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/35	450	468
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Sacramento CA City Unified School District GO	5.000%	8/1/36	700	781
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/37	1,000	1,027
[3]	Sacramento CA City Unified School District GO	5.000%	8/1/37	680	752
[3]	Sacramento CA City Unified School District GO	5.000%	8/1/38	1,000	1,098
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/39	2,000	2,033
[3]	Sacramento CA City Unified School District GO	5.000%	8/1/39	2,000	2,187
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/41	1,700	1,716
[3]	Sacramento CA City Unified School District GO	5.000%	8/1/41	2,000	2,172
[3]	Sacramento CA City Unified School District GO	4.000%	8/1/42	4,350	4,370
	Sacramento CA Special Tax Revenue	3.000%	9/1/24	395	390
	Sacramento CA Special Tax Revenue	4.000%	9/1/26	505	506
	Sacramento CA Special Tax Revenue	4.000%	9/1/28	635	639
	Sacramento CA Special Tax Revenue	4.000%	9/1/30	260	260
	Sacramento CA Special Tax Revenue	4.000%	9/1/31	220	220
	Sacramento CA Special Tax Revenue	4.000%	9/1/32	315	314
	Sacramento CA Special Tax Revenue	4.000%	9/1/34	560	554
	Sacramento CA Special Tax Revenue	4.000%	9/1/36	660	636
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/26	2,075	2,168
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/27	1,535	1,634
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/27	3,735	3,981
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/28	1,605	1,739
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/28	1,500	1,628
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/29	1,240	1,343
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/30	930	1,007
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/31	2,000	2,165
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/31	1,600	1,729
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/32	1,395	1,508
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/33	985	1,064
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/34	1,250	1,346

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/34	1,520	1,634
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/35	2,000	2,145
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/37	2,405	2,550
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/38	1,290	1,357
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/38	1,375	1,444
[3]	Sacramento City Financing Authority Lease (Abatement) Revenue	5.000%	12/1/32	1,300	1,350
[3]	Sacramento City Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	1,725	1,792
[5]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/25	5,000	4,657
[5]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/27	15,815	13,757
[5]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/31	5,000	3,710
[5]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/34	3,990	2,610
	Sacramento City Unified School District GO	4.000%	8/1/42	3,125	3,127
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	1,175	1,211
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	805	830
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	1,175	1,211
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	2,185	2,252
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,440	1,521
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,325	1,399
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,410	1,489
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,080	1,141
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	1,000	1,081
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	1,815	1,962
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/28	1,410	1,553
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	2,310	2,522
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	3,410	3,719
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/31	1,845	2,011
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	665	724
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	1,510	1,645
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	750	816
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,042
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	2,000	2,076
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	1,250	1,348
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/37	2,530	2,712
[3]	Sacramento County CA Airport System Port, Airport & Marina Revenue	4.000%	7/1/38	960	978
	Sacramento County CA Airport System Port, Airport & Marina Revenue	4.000%	7/1/39	1,000	1,012
	Sacramento County CA Airport System Port, Airport & Marina Revenue	4.000%	7/1/40	4,000	4,031
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	16,010	16,468
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	2,000	2,047
	Sacramento County CA Airport System Special Tax Revenue	5.000%	9/1/27	2,360	2,454
	Sacramento County CA Airport System Special Tax Revenue	5.000%	9/1/28	3,000	3,141
	Sacramento County CA Airport System Special Tax Revenue	5.000%	9/1/29	1,105	1,160
	Sacramento County CA Airport System Special Tax Revenue	5.000%	9/1/30	5,030	5,308
	Sacramento County CA Airport System Special Tax Revenue	5.000%	9/1/32	3,050	3,245
	Sacramento County CA Airport System Special Tax Revenue	5.000%	9/1/34	3,400	3,598
	Sacramento County CA Airport System Special Tax Revenue	5.000%	9/1/35	1,635	1,720
	Sacramento County CA Airport System Special Tax Revenue	5.000%	9/1/36	1,000	1,040
	Sacramento County CA Airport System Special Tax Revenue	5.000%	9/1/37	1,200	1,233
	Sacramento County CA Airport System Special Tax Revenue	5.000%	9/1/42	5,000	4,980
[1]	Sacramento County CA COP	5.000%	10/1/25	1,490	1,544
[1]	Sacramento County CA COP	5.000%	10/1/26	1,045	1,106
	Sacramento County CA COP	5.000%	10/1/27	1,100	1,187
[1]	Sacramento County CA COP	5.000%	10/1/27	660	714
[1]	Sacramento County CA COP	5.000%	10/1/28	695	766
[1]	Sacramento County CA COP	5.000%	10/1/29	1,700	1,902
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/25	1,325	1,385

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/26	1,155	1,238
Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/27	2,725	2,992
Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/28	2,725	3,056
Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/28	4,000	4,486
Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/29	3,610	4,122
Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/30	3,400	3,940
Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	3.000%	12/1/34	11,500	10,873
Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/26	2,540	2,701
Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/26	2,000	2,127
Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/38	1,000	1,154
Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/39	1,250	1,434
Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/40	2,245	2,554
Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/41	1,675	1,895
Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/42	2,370	2,662
Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/43	3,125	3,495
Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/25	4,715	4,823
Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/30	11,500	12,942
Sacramento Regional Transit District Transit Revenue	4.000%	3/1/35	850	867
Sacramento Regional Transit District Transit Revenue	4.000%	3/1/36	680	689
Sacramento Regional Transit District Transit Revenue	4.000%	3/1/37	950	951
Sacramento Regional Transit District Transit Revenue	4.000%	3/1/38	2,820	2,784
Sacramento Regional Transit District Transit Revenue	4.000%	3/1/39	2,930	2,870
Sacramento Regional Transit District Transit Revenue	4.000%	3/1/40	2,045	1,994
Sacramento Regional Transit District Transit Revenue	4.000%	3/1/41	1,075	1,048
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Salinas City Elementary School District GO	5.000%	8/1/43	1,050	1,155
	Salinas Union High School District GO	5.000%	8/1/35	1,030	1,212
	Salinas Union High School District GO	4.000%	8/1/36	1,000	1,041
	Salinas Union High School District GO	4.000%	8/1/38	1,200	1,226
	Salinas Union High School District GO	4.000%	8/1/39	1,000	1,019
	Salinas Union High School District GO	4.000%	8/1/40	1,000	1,018
	Salinas Union High School District GO	5.000%	8/1/41	1,380	1,551
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/25	560	580
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/26	890	941
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/27	1,245	1,344
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/28	2,315	2,541
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/29	1,415	1,553
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/30	1,115	1,223
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/33	2,735	2,971
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/35	2,500	2,695
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/38	3,250	3,460
[5]	San Bernardino City Unified School District GO	0.000%	8/1/26	1,300	1,183
[5]	San Bernardino City Unified School District GO	0.000%	8/1/27	310	273
[3,5]	San Bernardino City Unified School District GO	0.000%	8/1/27	455	402
[1]	San Bernardino City Unified School District GO	1.250%	8/1/29	450	392
[1]	San Bernardino City Unified School District GO	4.000%	8/1/29	1,100	1,159
[1]	San Bernardino City Unified School District GO	0.000%	8/1/30	11,700	9,232
[1]	San Bernardino City Unified School District GO	5.000%	8/1/30	630	679
[1]	San Bernardino City Unified School District GO	1.625%	8/1/31	2,000	1,700
[1]	San Bernardino City Unified School District GO	4.000%	8/1/31	900	948
[3]	San Bernardino Community College District GO	0.000%	8/1/44	7,000	2,715
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,000	808
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,100	845
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,000	731
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,100	764
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,165	771

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Bernardino Community College District GO, Prere.	5.000%	8/1/25	8,370	8,675
San Bernardino Community College District GO, Prere.	5.000%	8/15/25	5,000	5,186
San Bernardino Community College District GO, Prere.	4.000%	8/16/27	665	698
San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/26	13,400	14,269
San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/27	4,670	5,090
San Diego Association of Governments Appropriations Revenue, Prere.	5.000%	11/15/25	4,370	4,528
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/27	815	872
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/29	1,315	1,408
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/30	215	230
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/31	2,365	2,526
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/32	2,735	2,917
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/33	815	868
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/34	3,055	3,245
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/35	1,635	1,729
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/36	1,525	1,604
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/37	1,070	1,118
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/38	1,255	1,306
San Diego CA Unified School District GO	4.000%	7/1/25	2,500	2,550
San Diego CA Unified School District GO	5.000%	7/1/25	1,695	1,755
San Diego CA Unified School District GO	5.000%	7/1/26	5,590	5,761
San Diego CA Unified School District GO	0.000%	7/1/28	3,535	3,051
San Diego CA Unified School District GO	5.000%	7/1/28	6,555	6,773
San Diego CA Unified School District GO	5.000%	7/1/28	725	749
San Diego CA Unified School District GO	0.000%	7/1/29	1,250	1,024
San Diego CA Unified School District GO	0.000%	7/1/29	3,250	2,707
San Diego CA Unified School District GO	5.000%	7/1/29	750	775
San Diego CA Unified School District GO	5.000%	7/1/29	3,330	3,526
San Diego CA Unified School District GO	0.000%	7/1/30	2,010	1,581
San Diego CA Unified School District GO	0.000%	7/1/30	2,570	2,062
San Diego CA Unified School District GO	0.000%	7/1/30	3,330	2,672
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Diego CA Unified School District GO	0.000%	7/1/30	6,220	4,992
San Diego CA Unified School District GO	0.000%	7/1/31	2,300	1,736
San Diego CA Unified School District GO	5.000%	7/1/31	3,000	3,248
San Diego CA Unified School District GO	0.000%	7/1/32	2,000	1,446
San Diego CA Unified School District GO	0.000%	7/1/32	2,750	2,029
San Diego CA Unified School District GO	0.000%	7/1/34	2,600	1,780
San Diego CA Unified School District GO	0.000%	7/1/34	165	109
San Diego CA Unified School District GO	4.000%	7/1/34	2,025	2,072
San Diego CA Unified School District GO	4.000%	7/1/34	3,000	3,173
San Diego CA Unified School District GO	0.000%	7/1/35	1,275	835
San Diego CA Unified School District GO	4.000%	7/1/35	3,390	3,464
San Diego CA Unified School District GO	4.000%	7/1/35	2,000	2,106
San Diego CA Unified School District GO	4.000%	7/1/36	1,640	1,707
San Diego CA Unified School District GO	4.000%	7/1/36	2,145	2,233
San Diego CA Unified School District GO	4.000%	7/1/36	3,000	3,142
San Diego CA Unified School District GO	0.000%	7/1/37	2,000	1,167
San Diego CA Unified School District GO	3.000%	7/1/37	4,000	3,551
San Diego CA Unified School District GO	4.000%	7/1/37	1,735	1,788
San Diego CA Unified School District GO	4.000%	7/1/37	1,585	1,633
San Diego CA Unified School District GO	3.000%	7/1/38	6,095	5,292
San Diego CA Unified School District GO	4.000%	7/1/38	1,805	1,843
San Diego CA Unified School District GO	5.000%	7/1/38	250	287
San Diego CA Unified School District GO	0.000%	7/1/39	4,160	2,159
San Diego CA Unified School District GO	4.000%	7/1/39	1,570	1,600
San Diego CA Unified School District GO	4.000%	7/1/39	2,030	2,068
San Diego CA Unified School District GO	5.000%	7/1/39	360	412
San Diego CA Unified School District GO	0.000%	7/1/40	1,500	736
San Diego CA Unified School District GO	5.000%	7/1/40	485	550
San Diego CA Unified School District GO	5.000%	7/1/41	620	699
San Diego CA Unified School District GO	0.000%	7/1/42	2,800	1,237
San Diego CA Unified School District GO	5.000%	7/1/42	430	482
San Diego CA Unified School District GO	4.000%	7/1/53	1,000	981
San Diego CA Unified School District GO	4.000%	7/1/53	1,000	981
San Diego CA Unified School District GO, ETM	0.000%	7/1/26	4,925	4,549
San Diego CA Unified School District GO, ETM	0.000%	7/1/26	3,500	3,233

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Diego CA Unified School District GO, ETM	0.000%	7/1/27	5,470	4,912
San Diego CA Unified School District GO, ETM	0.000%	7/1/27	1,370	1,230
San Diego CA Unified School District GO, ETM	0.000%	7/1/27	1,690	1,518
San Diego CA Unified School District GO, ETM	0.000%	7/1/28	1,115	973
San Diego CA Unified School District GO, ETM	0.000%	7/1/28	960	838
San Diego CA Unified School District GO, ETM	0.000%	7/1/28	2,390	2,086
San Diego CA Unified School District GO, ETM	0.000%	7/1/30	625	512
San Diego CA Unified School District GO, ETM	0.000%	7/1/30	3,915	3,204
San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,395	1,452
San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	2,650	2,761
San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	2,690	2,797
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	1,000	1,033
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	1,935	2,044
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	5,310	5,608
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	2,035	2,200
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	5,465	5,907
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	1,140	1,256
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	2,755	3,089
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	780	870
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	1,600	1,783
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,000	1,071
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	1,315	1,407
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	455	515
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	800	920
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,870	2,074
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,010	1,080
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	2,925	3,233
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,067
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	2,765	2,937
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	410	457
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	5,800	6,371
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/37	8,000	8,183
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/37	1,600	1,648
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	1,690	1,786
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	560	618
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/38	1,905	1,935
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,850	3,114
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	585	639
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,625	1,788
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	3,035	3,303
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	615	669
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	6,025	6,483
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	650	705
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	4,115	4,463
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	1,000	1,120
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/41	2,520	2,528
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/41	2,250	2,499
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	3,000	3,126
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	2,500	2,762
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/43	1,455	1,598

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	2,470	2,624
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/33	1,030	1,193
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/34	1,000	1,157
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/38	3,665	4,115
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/39	4,590	5,131
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/40	4,265	4,740
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/41	2,250	2,539
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/42	2,000	2,245
San Diego County Water Authority Water Revenue	5.000%	5/1/26	2,090	2,207
San Diego County Water Authority Water Revenue	5.000%	5/1/28	3,000	3,322
San Diego County Water Authority Water Revenue	5.000%	5/1/29	3,100	3,502
San Diego County Water Authority Water Revenue	5.000%	5/1/30	2,200	2,523
San Diego County Water Authority Water Revenue	5.000%	5/1/31	1,585	1,846
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/35	1,110	1,262
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/37	3,360	3,646
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/38	2,350	2,416
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/39	1,490	1,523
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/40	3,365	3,424
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/40	1,500	1,705
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/42	2,500	2,805
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/33	500	574
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/37	1,000	1,122
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/38	1,000	1,116
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/39	2,565	2,851
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/40	800	906
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/41	1,630	1,795
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/42	1,000	1,119
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/34	5,000	5,265
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/35	5,205	5,468
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/36	5,000	5,231
[1]	San Diego Redevelopment Agency Successor Agency Tax Allocation Revenue	0.000%	9/1/26	3,665	3,342
	San Dieguito School Facilities Financing Authority Special Tax Revenue	5.000%	3/1/32	1,000	1,087
	San Dieguito Union High School District GO	4.000%	8/1/32	1,065	1,094
	San Dieguito Union High School District GO	3.000%	8/1/37	1,000	894
	San Dieguito Union High School District GO	3.000%	8/1/38	4,160	3,656
	San Dieguito Union High School District GO	3.000%	8/1/39	1,220	1,055
	San Dieguito Union High School District GO	3.000%	8/1/40	1,235	1,052
	San Dieguito Union High School District GO	3.000%	8/1/41	1,250	1,049
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	6,595	6,616
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	4,005	4,186
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/35	1,625	1,683
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/35	2,985	2,993
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/39	2,500	1,789
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/40	2,000	1,391
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/41	3,585	2,438
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/27	5,765	5,950
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/34	1,615	1,660
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/36	3,170	3,224

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/38	3,045	3,073
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/39	2,240	2,258
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/44	4,000	3,087
[10]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/26	400	398
[10]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/31	375	369
[10]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/36	2,100	1,974
	San Francisco CA City & County GO	5.000%	6/15/26	3,570	3,779
	San Francisco CA City & County GO	5.000%	6/15/27	1,680	1,822
	San Francisco CA City & County GO	5.000%	6/15/28	1,000	1,108
	San Francisco CA City & County GO	5.000%	6/15/30	4,360	5,004
	San Francisco CA City & County GO	2.000%	6/15/31	1,815	1,610
	San Francisco CA City & County GO	4.000%	6/15/31	1,310	1,379
	San Francisco CA City & County GO	2.000%	6/15/32	4,110	3,590
	San Francisco CA City & County GO	4.000%	6/15/32	5,460	5,674
	San Francisco CA City & County GO	2.000%	6/15/33	4,775	4,110
	San Francisco CA City & County GO	4.000%	6/15/35	200	205
	San Francisco CA City & County GO	4.000%	6/15/37	1,145	1,163
	San Francisco CA City & County GO	3.500%	6/15/38	1,000	943
	San Francisco CA City & County GO	4.000%	6/15/40	2,000	2,019
	San Francisco CA City & County GO	4.000%	6/15/41	2,000	2,015
	San Francisco CA City & County GO	4.000%	6/15/42	4,500	4,529
	San Francisco CA City & County GO	4.000%	6/15/42	3,270	3,291
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/27	7,755	7,986
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	1,925	1,951
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	3,660	3,743
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/38	1,690	1,764
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/39	2,000	2,073
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/40	2,500	2,581
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/40	1,550	1,782
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/41	1,500	1,540
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/41	3,100	3,542
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/41	2,530	2,891
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/41	1,505	1,720
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/42	3,200	3,636
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/43	2,220	2,516
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/43	2,795	3,167
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/43	1,480	1,677
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/25	3,625	3,680
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/25	2,110	2,171
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/25	6,180	6,358
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/27	2,040	2,140
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/28	2,220	2,331
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/29	1,885	1,979
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/29	7,240	8,123
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	635	666
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	4,150	4,635
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/34	1,675	1,921
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	5,000	5,712
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	9,090	9,982
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	2,000	2,261
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/37	7,750	7,971
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/37	10,800	11,776

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/38	8,705	8,895
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/38	10,000	10,818
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/39	5,875	5,979
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/40	1,720	1,748
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/43	3,250	3,565
	San Francisco City & County CA (Multiple Capital Improvement Projects) COP	4.000%	10/1/29	3,035	3,197
	San Francisco City & County CA (Multiple Capital Improvement Projects) COP	3.000%	4/1/30	8,085	8,027
	San Francisco City & County CA (Multiple Capital Improvement Projects) COP	4.000%	10/1/30	6,225	6,521
	San Francisco City & County CA (Multiple Capital Improvement Projects) COP	3.000%	4/1/31	8,405	8,298
	San Francisco City & County CA (Multiple Capital Improvement Projects) COP	3.000%	10/1/31	6,075	5,988
	San Francisco City & County CA Community Facilities District No. 2014-1 Special Tax Revenue	5.000%	9/1/42	1,000	1,055
	San Francisco City & County CA COP	5.000%	4/1/27	13,095	13,632
	San Francisco City & County CA COP	4.000%	4/1/28	2,015	2,127
	San Francisco City & County CA COP	4.000%	4/1/29	2,095	2,197
	San Francisco City & County CA COP	4.000%	4/1/30	2,180	2,275
	San Francisco City & County CA COP	4.000%	4/1/31	2,265	2,360
	San Francisco City & County CA COP	4.000%	4/1/31	1,915	1,974
	San Francisco City & County CA COP	4.000%	4/1/32	2,355	2,443
	San Francisco City & County CA COP	4.000%	4/1/33	2,450	2,531
	San Francisco City & County CA COP	4.000%	4/1/35	8,660	8,691
[10]	San Francisco City & County CA Infrastructure & Revitalization Fing Dist No. 1 Tax Allocation Revenue	5.000%	9/1/32	500	527
[10]	San Francisco City & County CA Infrastructure & Revitalization Fing Dist No. 1 Tax Allocation Revenue	5.000%	9/1/32	500	522
[10]	San Francisco City & County CA Infrastructure & Revitalization Fing Dist No. 1 Tax Allocation Revenue	5.000%	9/1/37	500	507
[10]	San Francisco City & County CA Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.500%	12/1/23	19,950	19,950
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco City & County Public Utilities Commission Power & Water Revenue	5.000%	11/1/27	1,000	1,030
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/39	1,235	1,270
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	1.000%	10/1/25	25,000	23,622
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/26	5,865	6,108
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/26	1,795	1,869
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/27	1,885	1,957
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/30	4,815	5,568
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/31	4,000	4,704
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	3,550	3,895
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	9,980	10,282
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/37	3,135	3,378
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/38	4,790	5,141
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/38	1,000	1,146
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/38	1,375	1,576
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/39	1,400	1,447
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/39	1,000	1,140
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/40	1,500	1,705
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/41	1,595	1,801
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/41	1,490	1,683
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/42	1,190	1,337
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/43	7,250	7,674
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	35,300	36,598
[1]	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.250%	8/1/39	1,100	1,249

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.250%	8/1/40	1,500	1,700
[1]	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.250%	8/1/41	1,655	1,869
[1]	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.250%	8/1/42	1,250	1,406
[1]	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.250%	8/1/43	1,000	1,120
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/24	305	308
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/25	400	412
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/26	510	537
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/27	500	527
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/28	885	934
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/29	755	796
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/30	605	637
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/31	935	984
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/32	860	905
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/33	750	788
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/34	555	583
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/35	620	650
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/36	780	815
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/24	135	136
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/24	440	445
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/24	860	869
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/25	240	243
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/25	400	412
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/26	1,585	1,669
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/27	140	142
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/27	500	527
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/29	460	466
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/31	400	405
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/32	450	473
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/32	1,000	1,052

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/33	670	704
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/33	660	694
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/34	700	735
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/34	660	693
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/35	400	419
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/35	900	943
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/36	350	366
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/36	625	653
[1]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Transbay Infrastructure Project)	5.000%	8/1/43	2,210	2,409
	San Francisco Community College District GO	5.000%	6/15/25	3,045	3,147
	San Francisco Community College District GO	5.000%	6/15/29	760	851
	San Francisco Community College District GO	5.000%	6/15/31	500	564
	San Francisco Community College District GO	5.000%	6/15/32	805	908
	San Francisco Community College District GO	4.000%	6/15/33	850	890
	San Francisco Community College District GO	4.000%	6/15/34	595	622
	San Francisco County Transportation Authority Sales Tax Revenue	3.000%	2/1/32	1,310	1,237
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/41	620	619
[10]	San Francisco Municipal Transportation Agency Transit Revenue TOB VRDO	3.380%	12/7/23	4,000	4,000
	San Francisco Unified School District GO	4.000%	6/15/33	3,140	3,269
	San Francisco Unified School District GO	4.000%	6/15/35	2,010	2,067
	San Francisco Unified School District GO	4.000%	6/15/36	2,540	2,603
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco Unified School District GO	5.000%	6/15/37	7,565	8,462
	San Francisco Unified School District GO	3.000%	6/15/38	11,120	9,636
	San Francisco Unified School District GO	5.000%	6/15/38	4,000	4,439
	San Francisco Unified School District GO	3.000%	6/15/39	9,000	7,711
	San Francisco Unified School District GO	5.000%	6/15/39	2,065	2,281
	San Francisco Unified School District GO	3.000%	6/15/40	7,025	5,933
	San Jacinto Community Facilities District Special Tax Revenue	5.000%	9/1/28	1,080	1,112
	San Jacinto Community Facilities District Special Tax Revenue	5.000%	9/1/29	1,165	1,197
	San Jacinto Community Facilities District Special Tax Revenue	5.000%	9/1/30	1,225	1,257
[1]	San Jacinto Unified School District COP	5.000%	9/1/29	1,255	1,401
[1]	San Jacinto Unified School District COP	5.000%	9/1/31	1,385	1,570
[1]	San Jacinto Unified School District COP	5.000%	9/1/33	1,525	1,718
[1]	San Jacinto Unified School District COP	5.000%	9/1/35	1,685	1,881
[3]	San Jacinto Unified School District GO	3.750%	8/1/41	300	285
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/33	7,115	7,601
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/34	1,485	1,585
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/35	5,750	6,125
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/36	4,725	5,176
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/38	3,385	3,659
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/41	2,645	2,833
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/41	17,480	18,279
[5]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/27	100	90
[5]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/31	50	38
[5]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/32	1,160	852
[5]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/34	725	491
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	10,725	11,295
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	8,945	9,420
[5]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/35	120	78

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/35	1,730	1,814
San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/36	1,415	1,473
San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/37	435	448
San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/38	610	619
San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/39	315	318
San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/40	485	488
San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/44	1,900	1,917
San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/25	14,750	14,255
San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	12,510	12,788
San Joaquin Regional Rail Commission COP	5.000%	5/1/25	200	205
San Joaquin Regional Rail Commission COP	5.000%	5/1/26	200	209
San Joaquin Regional Rail Commission COP	5.000%	5/1/27	170	181
San Joaquin Regional Rail Commission COP	5.000%	5/1/28	225	244
San Joaquin Regional Rail Commission COP	5.000%	5/1/29	275	303
San Joaquin Regional Rail Commission COP	5.000%	5/1/30	375	418
San Joaquin Regional Rail Commission COP	5.000%	5/1/31	700	788
San Joaquin Regional Rail Commission COP	5.000%	5/1/32	725	817
San Joaquin Regional Rail Commission COP	5.000%	5/1/33	760	856
San Joaquin Regional Rail Commission COP	5.000%	5/1/34	765	866
San Joaquin Regional Rail Commission COP	4.000%	5/1/35	370	384
San Joaquin Regional Rail Commission COP	4.000%	5/1/36	375	386
San Joaquin Regional Rail Commission COP	4.000%	5/1/37	1,000	1,020
San Joaquin Regional Rail Commission COP	4.000%	5/1/38	620	628
San Joaquin Regional Rail Commission COP	4.000%	5/1/39	755	763
San Joaquin Regional Rail Commission COP	4.000%	5/1/40	1,275	1,287
San Jose CA Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	2,000	2,067
San Jose Evergreen Community College District GO	4.000%	9/1/29	600	635
San Jose Evergreen Community College District GO	4.000%	9/1/30	700	739
San Jose Evergreen Community College District GO	4.000%	9/1/31	700	737
San Jose Evergreen Community College District GO	4.000%	9/1/32	985	1,038
San Jose Evergreen Community College District GO	4.000%	9/1/33	850	892
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Jose Evergreen Community College District GO	3.000%	9/1/37	2,250	2,010
	San Jose Evergreen Community College District GO	3.000%	9/1/38	4,150	3,641
	San Jose Evergreen Community College District GO	3.000%	9/1/39	3,500	3,026
	San Jose Evergreen Community College District GO	4.000%	9/1/41	2,600	2,661
	San Jose Evergreen Community College District GO	4.000%	9/1/42	2,345	2,389
	San Jose Evergreen Community College District GO	4.000%	9/1/43	1,500	1,523
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/39	1,325	1,503
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/40	2,000	2,257
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/41	1,750	1,967
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/42	1,250	1,396
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/26	3,650	3,855
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/27	2,455	2,651
	San Jose Unified School District GO	5.000%	8/1/26	775	823
[5]	San Jose Unified School District GO	0.000%	8/1/28	8,455	7,330
[1]	San Juan Unified School District GO	0.000%	8/1/25	10,000	9,446
[1]	San Juan Unified School District GO	0.000%	8/1/26	12,215	11,166
	San Juan Unified School District GO	3.000%	8/1/27	3,375	3,387
	San Juan Unified School District GO	3.000%	8/1/27	6,670	6,693
	San Juan Unified School District GO	4.000%	8/1/28	1,765	1,879
	San Juan Unified School District GO	4.000%	8/1/29	1,030	1,088
	San Juan Unified School District GO	4.000%	8/1/30	700	739
	San Juan Unified School District GO	4.000%	8/1/31	3,250	3,323
	San Juan Unified School District GO	4.000%	8/1/31	1,000	1,054
	San Juan Unified School District GO	4.000%	8/1/32	1,270	1,338
	San Juan Unified School District GO	3.000%	8/1/36	2,630	2,374
	San Juan Unified School District GO	2.375%	8/1/40	2,000	1,494
	San Juan Unified School District GO	5.000%	8/1/41	4,000	4,392
[3]	San Leandro Unified School District GO	4.000%	8/1/28	200	212
[3]	San Leandro Unified School District GO	4.000%	8/1/30	355	369
[3]	San Leandro Unified School District GO	4.000%	8/1/31	415	430
[3]	San Leandro Unified School District GO	4.000%	8/1/32	525	543
[3]	San Leandro Unified School District GO	4.000%	8/1/33	400	413

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	San Leandro Unified School District GO	4.000%	8/1/34	670	692
[3]	San Leandro Unified School District GO	4.000%	8/1/34	1,200	1,273
[3]	San Leandro Unified School District GO	4.000%	8/1/35	275	283
[3]	San Leandro Unified School District GO	4.000%	8/1/35	1,325	1,398
[3]	San Leandro Unified School District GO	4.000%	8/1/38	810	825
[3]	San Leandro Unified School District GO	4.000%	8/1/39	400	406
	San Lorenzo Unified School District GO	4.000%	8/1/34	375	388
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/28	155	156
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/30	120	120
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/32	100	99
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/33	100	99
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/36	325	314
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/39	660	610
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/41	150	135
	San Luis Obispo County Financing Authority Lease (Appropriation) Revenue (Multiple Capital Projects)	5.250%	11/15/40	2,540	2,798
	San Luis Obispo County Financing Authority Lease (Appropriation) Revenue (Multiple Capital Projects)	5.250%	11/15/41	1,665	1,832
	San Luis Obispo County Financing Authority Lease (Appropriation) Revenue (Multiple Capital Projects)	5.250%	11/15/42	1,615	1,777
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/25	800	825
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/26	635	669
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/27	600	645
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/28	890	958
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/30	750	804
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/31	1,060	1,135
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/32	850	910
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/33	1,135	1,213
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/35	1,000	1,062
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/36	1,325	1,400
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/37	1,750	1,840
	San Marcos Unified School District GO	0.000%	8/1/25	2,300	2,181
	San Marcos Unified School District GO	0.000%	8/1/30	2,000	1,605
	San Marcos Unified School District GO	5.000%	8/1/30	4,050	4,383
	San Marcos Unified School District GO	0.000%	8/1/31	2,000	1,545
	San Marcos Unified School District GO	5.000%	8/1/31	3,625	3,920
	San Marcos Unified School District GO	0.000%	8/1/32	1,165	869
	San Marcos Unified School District GO	0.000%	8/1/32	2,500	1,857
	San Marcos Unified School District GO	4.000%	8/1/32	300	309
	San Marcos Unified School District GO	5.000%	8/1/34	3,565	3,840
	San Marcos Unified School District GO	5.000%	8/1/35	4,040	4,337
	San Marcos Unified School District GO	5.000%	8/1/36	3,375	3,607
	San Mateo County Community College District GO	4.000%	9/1/34	2,670	2,793
[5]	San Mateo County Community College District GO	0.000%	9/1/35	11,000	7,330
[5]	San Mateo County Community College District GO	0.000%	9/1/36	18,855	11,937
	San Mateo Foster City CA School District GO	4.000%	8/1/42	1,000	1,020
	San Mateo Foster City CA School District GO	4.000%	8/1/43	1,200	1,220
	San Mateo Foster City Public Financing Authority Lease (Abatement) Revenue (Street & Flood Control Project)	4.000%	5/1/38	600	611
	San Mateo Foster City Public Financing Authority Lease (Abatement) Revenue (Street & Flood Control Project)	4.000%	5/1/39	600	610
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	5.000%	8/1/34	920	1,031
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/35	1,535	1,608
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	5.000%	8/1/36	1,505	1,667
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/37	2,750	2,841
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/39	1,275	1,296
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	7/15/32	4,500	4,611
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	7/15/33	5,000	5,111

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/37	4,755	4,257
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/38	4,900	4,298
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/39	5,045	4,351
[1]	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/35	4,875	5,339
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/36	6,075	6,615
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/37	6,435	6,960
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/43	7,075	7,533
	San Mateo Joint Powers Financing Authority Lease (Appropriation) Revenue	5.000%	7/15/25	110	114
	San Mateo Union High School District GO	4.000%	9/1/33	3,540	3,624
	San Mateo Union High School District GO	4.000%	9/1/33	1,950	1,996
	San Mateo Union High School District GO, Prere.	4.000%	9/1/25	3,155	3,221
[1]	San Pablo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	11/1/42	3,815	3,861
[1]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/27	1,770	1,791
[1]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/28	1,860	1,882
[1]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/30	2,275	2,302
[5]	San Rafael CA City High School District GO	0.000%	8/1/25	410	388
[5]	San Rafael CA City High School District GO	0.000%	8/1/26	3,315	3,028
[5]	San Rafael CA City High School District GO	0.000%	8/1/29	6,505	5,346
	San Rafael CA City High School District GO	4.000%	8/1/35	1,075	1,126
	San Rafael CA City High School District GO	4.000%	8/1/36	1,200	1,249
	San Rafael CA City High School District GO	3.000%	8/1/38	1,200	1,034
	San Rafael CA City High School District GO	3.000%	8/1/39	1,000	845
	San Rafael CA City High School District GO	3.000%	8/1/40	1,450	1,206
[5]	San Rafael City Elementary School District GO	0.000%	8/1/25	1,765	1,665
[5]	San Rafael City Elementary School District GO	0.000%	8/1/28	3,175	2,706
[5]	San Rafael City Elementary School District GO	0.000%	8/1/29	3,025	2,489
	San Rafael City Elementary School District GO	3.000%	8/1/37	825	728
	San Ramon CA COP	4.000%	6/1/37	1,225	1,245
[4]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/25	1,020	974
[4]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/27	1,700	1,506
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/28	1,800	1,537
[3]	San Ramon Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/25	1,520	1,547
[3]	San Ramon Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/26	1,595	1,629
[3]	San Ramon Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/27	1,670	1,708
	San Ramon Valley Fire Protection District COP	4.000%	8/1/26	100	103
	San Ramon Valley Fire Protection District COP	4.000%	8/1/27	100	104
	San Ramon Valley Fire Protection District COP	4.000%	8/1/28	115	121
	San Ramon Valley Fire Protection District COP	4.000%	8/1/29	100	107
	San Ramon Valley Fire Protection District COP	4.000%	8/1/30	105	112
	San Ramon Valley Fire Protection District COP	4.000%	8/1/31	200	213
	San Ramon Valley Fire Protection District COP	4.000%	8/1/32	125	133
	San Ramon Valley Fire Protection District COP	4.000%	8/1/33	150	159
	San Ramon Valley Fire Protection District COP	4.000%	8/1/34	260	276
	San Ramon Valley Fire Protection District COP	4.000%	8/1/36	530	555
	San Ramon Valley Fire Protection District COP	4.000%	8/1/37	300	311
	San Ramon Valley Fire Protection District COP	2.250%	8/1/38	290	222
	San Ramon Valley Fire Protection District COP	2.375%	8/1/39	870	668
	San Ramon Valley Fire Protection District COP	4.000%	8/1/40	300	305
[5]	San Ysidro School District GO	0.000%	8/1/26	4,770	4,334
[1]	San Ysidro School District GO	5.000%	8/1/40	1,115	1,207
[1]	San Ysidro School District GO	5.000%	8/1/40	1,105	1,194
[1]	San Ysidro School District GO	5.000%	8/1/41	1,155	1,239
[1]	San Ysidro School District GO	5.000%	8/1/41	1,220	1,307
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/33	435	505
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/38	2,000	2,243
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/41	6,780	7,478
[3]	Sanger Unified School District GO	3.000%	8/1/35	680	627
[3]	Sanger Unified School District GO	3.000%	8/1/36	750	672
[3]	Sanger Unified School District GO	3.000%	8/1/37	820	715
[3]	Sanger Unified School District GO	4.000%	8/1/37	330	342
[3]	Sanger Unified School District GO	3.000%	8/1/39	375	315
[3]	Sanger Unified School District GO	4.000%	8/1/39	330	339
[3]	Sanger Unified School District GO	4.000%	8/1/40	250	256
[3]	Sanger Unified School District GO	4.000%	8/1/41	325	331
[3]	Sanger Unified School District GO	4.000%	8/1/45	1,665	1,668
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/29	350	362
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/30	500	516
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/31	510	525
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/32	500	515

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/33	880	904
[1]	Santa Ana Unified School District (Capital Appreciation-Financing Project) COP	0.000%	4/1/32	1,750	1,266
[5]	Santa Ana Unified School District GO	0.000%	8/1/31	4,020	3,055
	Santa Barbara Unified School District GO	4.000%	8/1/30	875	914
	Santa Clara County CA GO	3.500%	8/1/38	160	150
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/15/34	6,000	5,490
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/36	2,000	1,850
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/37	2,000	1,803
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	2,000	1,748
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	2,500	2,171
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/39	2,000	1,699
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/40	2,000	1,670
	Santa Clara Unified School District GO	4.000%	7/1/29	6,650	6,851
	Santa Clara Unified School District GO	4.000%	7/1/29	8,235	8,484
	Santa Clara Unified School District GO	4.000%	7/1/30	8,800	9,063
	Santa Clara Unified School District GO	3.000%	7/1/31	4,460	4,340
	Santa Clara Unified School District GO	3.000%	7/1/32	2,975	2,874
	Santa Clara Unified School District GO	3.000%	7/1/33	1,610	1,536
	Santa Clara Valley Water District Safe Clean Water Revenue COP	5.000%	12/1/26	3,750	4,004
[5]	Santa Clarita Community College District GO	0.000%	8/1/28	400	346
[1]	Santa Clarita Community College District GO	0.000%	8/1/29	3,030	2,531
[1]	Santa Clarita Community College District GO	0.000%	8/1/30	2,160	1,739
	Santa Clarita Community College District GO	3.000%	8/1/33	350	326
	Santa Clarita Community College District GO	3.000%	8/1/37	800	707
	Santa Clarita Community College District GO	3.000%	8/1/38	750	651
	Santa Clarita Community College District GO	3.000%	8/1/39	900	766
	Santa Clarita Community College District GO	3.000%	8/1/40	800	672
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	3.000%	6/1/31	375	370
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	3.000%	6/1/32	340	329
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.000%	6/1/34	435	369
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.125%	6/1/35	445	377
Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.250%	6/1/36	250	208
Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.375%	6/1/38	400	317
Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.500%	6/1/41	555	425
Santa Cruz City High School District GO	2.000%	8/1/38	2,955	2,178
Santa Cruz City High School District GO	2.125%	8/1/39	3,070	2,253
Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	4.000%	6/1/33	365	387
Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/36	800	735
Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/39	900	779
Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/40	700	597
Santa Monica CA Water Revenue	3.000%	8/1/38	1,535	1,370
Santa Monica CA Water Revenue	3.000%	8/1/39	2,565	2,258
Santa Monica CA Water Revenue	3.000%	8/1/40	2,575	2,234
Santa Monica CA Water Revenue	3.000%	8/1/41	1,775	1,520
Santa Monica Community College District GO	0.000%	8/1/24	4,510	4,407
Santa Monica Community College District GO	0.000%	8/1/26	11,025	10,115
Santa Monica Community College District GO	5.000%	8/1/31	600	662
Santa Monica Community College District GO	4.000%	8/1/33	500	523
Santa Monica Community College District GO	4.000%	8/1/34	655	681
Santa Monica Community College District GO, Prere.	4.000%	8/1/24	2,565	2,582
Santa Monica Community College District GO, Prere.	4.000%	8/1/24	3,510	3,534
Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	5.000%	7/1/33	1,925	2,224
Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	4.000%	7/1/38	1,000	1,032
Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	4.000%	7/1/41	665	680
Santa Monica-Malibu Unified School District COP	4.000%	5/1/28	100	105
Santa Monica-Malibu Unified School District COP	4.000%	5/1/29	150	156
Santa Monica-Malibu Unified School District COP	4.000%	5/1/30	220	228
Santa Monica-Malibu Unified School District COP	4.000%	5/1/32	350	362
Santa Monica-Malibu Unified School District COP	4.000%	5/1/34	500	514
Santa Monica-Malibu Unified School District COP	4.000%	5/1/36	345	353
Santa Monica-Malibu Unified School District COP	4.000%	5/1/37	620	632
Santa Monica-Malibu Unified School District COP	4.000%	5/1/38	520	528

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/39	750	759
	Santa Monica-Malibu Unified School District GO	4.000%	7/1/37	465	474
	Santa Monica-Malibu Unified School District GO	3.000%	8/1/42	1,600	1,300
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/25	815	844
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/26	920	974
[1,4]	Santa Rosa CA Wastewater Sewer Revenue	0.000%	9/1/28	11,095	9,607
[3]	Santa Rosa Elementary School District GO	4.000%	8/1/36	750	781
[3]	Santa Rosa Elementary School District GO	4.000%	8/1/38	915	934
[3]	Santa Rosa Elementary School District GO	4.000%	8/1/42	1,000	1,013
[1]	Santa Rosa High School District GO	5.000%	8/1/30	800	851
[1]	Santa Rosa High School District GO	5.000%	8/1/32	1,095	1,162
[1]	Santa Rosa High School District GO	5.000%	8/1/34	990	1,050
[3]	Santa Rosa High School District GO	4.000%	8/1/35	1,520	1,592
[1]	Santa Rosa High School District GO	5.000%	8/1/35	750	792
[3]	Santa Rosa High School District GO	4.000%	8/1/37	425	438
[3]	Santa Rosa High School District GO	4.000%	8/1/40	1,105	1,125
[3]	Santa Rosa High School District GO	4.000%	8/1/41	1,000	1,016
[3]	Santa Rosa High School District GO	4.000%	8/1/42	2,275	2,303
	Santa Rosa High School District GO	4.000%	8/1/42	3,315	3,370
	Saratoga Union School District GO	0.000%	3/1/28	2,000	1,756
	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/24	180	181
	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/26	690	708
[3]	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/30	500	524
[3]	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/33	600	622
[3]	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/40	700	705
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/36	2,375	2,172
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	480	481
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	290	291
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	300	303
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	660	702
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	945	1,012
[1]	Simi Valley Unified School District GO	0.000%	8/1/26	3,030	2,768
	Simi Valley Unified School District GO	5.000%	8/1/26	2,025	2,141
[1]	Simi Valley Unified School District GO	0.000%	8/1/27	2,950	2,608
[1]	Simi Valley Unified School District GO	0.000%	8/1/28	4,785	4,086
	Simi Valley Unified School District GO	4.000%	8/1/32	200	206
	Simi Valley Unified School District GO	3.000%	8/1/35	525	485
	Simi Valley Unified School District GO	3.000%	8/1/36	750	677
	Simi Valley Unified School District GO	3.000%	8/1/37	500	441
	Solana Beach School District Special Tax Revenue	5.000%	9/1/29	2,115	2,117
[1]	Solana Beach School District Special Tax Revenue	5.000%	9/1/35	225	261
[1]	Solana Beach School District Special Tax Revenue	5.000%	9/1/37	500	569
[1]	Solana Beach School District Special Tax Revenue	5.000%	9/1/38	240	270
[1]	Solana Beach School District Special Tax Revenue	5.000%	9/1/39	300	334
[1]	Solana Beach School District Special Tax Revenue	4.000%	9/1/42	1,650	1,665
[9]	Solano County Community College District GO	5.000%	8/1/40	550	624
[9]	Solano County Community College District GO	5.000%	8/1/41	600	678
[9]	Solano County Community College District GO	5.000%	8/1/42	4,000	4,496
[9]	Solano County Community College District GO	4.000%	8/1/43	750	755
	Solano Irrigation District COP	4.000%	8/1/41	3,935	3,831
	Sonoma County Junior College District GO	3.000%	8/1/39	2,055	1,748
	Sonoma County Junior College District GO	5.000%	8/1/41	10,000	10,393
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/31	310	342
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/32	485	535
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/33	905	996
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/34	1,300	1,431
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/37	2,165	2,334
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/38	2,540	2,718
[1]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/31	10	11

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/32	15	17
[1]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/33	30	33
[1]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/34	45	50
[1]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/37	75	83
[1]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/38	90	100
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/26	2,055	2,172
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/27	1,400	1,515
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/28	950	1,046
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/29	2,050	2,296
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects at Orange)	5.000%	6/1/29	870	972
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects at Orange)	5.000%	6/1/33	500	559
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/33	355	377
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/37	550	570
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/40	700	710
	South San Francisco Unified School District GO	4.000%	9/1/41	1,685	1,720
	South San Francisco Unified School District GO	4.000%	9/1/42	1,855	1,881
[1]	South Tahoe Joint Powers Financing Authority Tax Allocation Revenue (South Tahoe Redevelopment Project)	4.000%	10/1/34	1,000	1,002
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/41	11,285	12,798
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/42	5,000	5,631
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/43	5,000	5,608
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/43	10,000	11,215
Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/37	1,800	1,809
Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	5,245	5,015
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/33	840	963
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/39	1,305	1,325
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/40	625	633
Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/26	700	742
Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/27	1,135	1,232
Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/28	3,875	4,301
Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/29	2,000	2,261
Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/33	1,230	1,410
Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/36	2,600	2,941
Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-20) VRDO	2.860%	12/1/23	42,100	42,100
Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/24	5,000	5,055
Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/25	7,025	7,190
Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/26	4,255	4,413
Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/28	2,425	2,533
Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/29	395	413
Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/33	11,385	12,058
Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/27	1,460	1,516
Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/29	1,500	1,556

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/31	1,470	1,523
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/32	2,410	2,497
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/33	2,325	2,412
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/34	4,825	5,008
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/35	2,840	2,935
	Southwestern Community College District GO	5.000%	8/1/29	1,000	1,062
	Southwestern Community College District GO	4.000%	8/1/31	300	309
	Southwestern Community College District GO	4.000%	8/1/32	1,000	1,021
	Southwestern Community College District GO	4.000%	8/1/32	250	257
	Southwestern Community College District GO	4.000%	8/1/33	300	308
	Southwestern Community College District GO	4.000%	8/1/33	250	268
	Southwestern Community College District GO	4.000%	8/1/34	1,760	1,796
	Southwestern Community College District GO	4.000%	8/1/36	1,360	1,397
	Southwestern Community College District GO	4.000%	8/1/37	730	744
	Southwestern Community College District GO	4.000%	8/1/37	400	416
	Southwestern Community College District GO	3.000%	8/1/38	900	793
	Southwestern Community College District GO	4.000%	8/1/38	1,110	1,130
	Southwestern Community College District GO	4.000%	8/1/39	1,745	1,773
	Southwestern Community College District GO	3.000%	8/1/40	2,425	2,078
	Southwestern Community College District GO, Prere.	0.000%	2/1/25	1,090	1,033
	Southwestern Community College District GO, Prere.	0.000%	2/1/25	2,000	1,823
	Southwestern Community College District GO, Prere.	0.000%	2/1/25	2,000	1,747
	Southwestern Community College District GO, Prere.	0.000%	2/1/25	2,535	2,112
	St. Helena Unified School District GO	4.000%	8/1/27	4,550	4,776
	State Center Community College District GO	5.000%	8/1/27	675	732
	State Center Community College District GO	3.000%	8/1/34	1,500	1,408
	State Center Community College District GO	4.000%	8/1/34	1,000	1,031
	State Center Community College District GO	3.000%	8/1/40	5,000	4,287
[3]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/25	1,000	1,034
[3]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	1,000	1,057
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	2,200	2,375
[3]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	1,815	1,997
[3]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/29	1,560	1,716
[3]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	1,765	1,939
[3]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	1,635	1,795
[3]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	1,290	1,414
[3]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/34	1,590	1,742
[3]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/35	1,550	1,691
[3]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/37	1,730	1,742
[3]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/27	1,250	1,264
[3]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/29	1,055	1,065
[3]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/24	1,090	1,096
[3]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/25	1,100	1,118
[3]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/26	1,170	1,196
[1]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,965	2,069
[1]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29	1,500	1,577
[1]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	2,890	3,024
[1]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/34	2,070	2,161
[3]	Stockton Unified School District GO	5.000%	8/1/26	25	25
[1]	Stockton Unified School District GO	0.000%	8/1/27	740	654
[3]	Stockton Unified School District GO	5.000%	8/1/28	1,000	1,012
[3]	Stockton Unified School District GO	5.000%	8/1/29	600	607
[3]	Stockton Unified School District GO	5.000%	8/1/29	805	883
[1]	Stockton Unified School District GO	4.000%	8/1/30	1,710	1,714
[3]	Stockton Unified School District GO	5.000%	8/1/30	1,555	1,572
[3]	Stockton Unified School District GO	5.000%	8/1/31	1,875	1,895
[1]	Stockton Unified School District GO	0.000%	8/1/33	635	444
[3]	Stockton Unified School District GO	5.000%	8/1/33	2,250	2,272
[3]	Stockton Unified School District GO	3.250%	8/1/34	630	604

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Stockton Unified School District GO	4.000%	8/1/34	2,550	2,730
[3]	Stockton Unified School District GO	5.000%	8/1/34	2,105	2,124
[1]	Stockton Unified School District GO	4.000%	8/1/35	1,000	1,069
[1]	Stockton Unified School District GO	4.000%	8/1/36	2,000	2,109
[1]	Stockton Unified School District GO	4.000%	8/1/37	2,250	2,341
[1]	Stockton Unified School District GO	4.000%	8/1/38	1,145	1,177
[1]	Stockton Unified School District GO	4.000%	8/1/40	2,600	2,660
[1]	Stockton Unified School District GO	3.000%	8/1/41	1,000	823
[3]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/25	1,000	1,016
[3]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/26	1,275	1,298
[3]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/27	1,360	1,386
[3]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/28	1,280	1,304
[3]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/29	2,255	2,297
[3]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/30	1,000	1,019
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/37	1,925	1,995
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/38	3,015	3,093
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/39	2,000	2,048
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/40	1,325	1,353
[3]	Sutter Butte Flood Control Agency Special Assessment Revenue	5.000%	10/1/40	5,000	5,124
	Sweetwater Union High School District GO	3.000%	8/1/24	425	422
	Sweetwater Union High School District GO	3.000%	8/1/25	455	449
	Sweetwater Union High School District GO	4.000%	8/1/27	250	255
	Sweetwater Union High School District GO	5.000%	8/1/31	625	649
	Sweetwater Union High School District GO	5.000%	8/1/33	2,770	2,866
[1]	Sweetwater Union High School District GO	0.000%	8/1/35	2,230	1,374
	Sweetwater Union High School District GO	5.000%	8/1/35	5,000	5,162
[1]	Sweetwater Union High School District GO	0.000%	8/1/36	2,640	1,527
[1]	Sweetwater Union High School District GO	0.000%	8/1/37	1,250	678
[1]	Sweetwater Union High School District GO	0.000%	8/1/38	720	366
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Tahoe-Truckee Unified School District COP	5.000%	6/1/25	330	339
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/23	1,395	1,396
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/24	1,720	1,745
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/25	1,795	1,848
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/26	1,450	1,515
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/27	1,000	1,057
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/28	555	597
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/29	500	537
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/30	535	574
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/31	1,000	1,073
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/32	785	842
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/33	1,650	1,769
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/34	1,705	1,827
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/35	2,620	2,796
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/36	2,765	2,935
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/37	2,350	2,479
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,250	1,279
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/28	1,000	1,074
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/29	360	391
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/30	2,080	2,285
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/31	3,840	4,234
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,000	1,100
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/33	4,320	4,710
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/34	1,200	1,220

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/35	3,020	3,044
Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/36	1,300	1,299
Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/37	2,620	2,585
Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/38	1,700	1,663
Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,955	2,865
Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/39	1,000	1,038
Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/40	1,765	1,693
Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/24	2,000	2,014
Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/26	3,190	3,288
Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/27	2,000	2,090
Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/28	1,920	2,033
Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,500	1,605
Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,000	1,074
Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/31	3,655	3,923
Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,205	2,365
Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/33	4,195	4,493
Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/34	3,000	3,205
Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/36	1,000	1,055
Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/37	3,000	3,134
Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/38	4,475	4,651
Tracy CA Community Facilities District Special Tax Revenue	3.000%	9/1/24	165	163
Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/25	185	185
Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/26	210	211
Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/27	235	237
Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/28	265	267
Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/29	295	297
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/30	325	327
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/35	2,155	2,142
	Tracy CA Community Facilities District Special Tax Revenue	5.250%	9/1/38	600	625
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/40	3,215	2,990
	Tracy CA Community Facilities District Special Tax Revenue	5.625%	9/1/43	1,345	1,406
[1]	Tracy Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/24	400	404
[1]	Tracy Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/25	960	987
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/25	600	614
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/26	600	623
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/27	615	647
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/27	1,245	1,296
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/28	720	767
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/29	665	713
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/30	500	536
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/31	600	642
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/32	500	532
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/33	500	531
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/34	600	635
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/35	1,745	1,839
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/37	1,000	1,037
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/38	1,000	1,032
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/38	600	611
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/39	1,000	1,027
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/40	1,165	1,193
[1]	Tulare CA Sewer Revenue	4.000%	11/15/36	1,500	1,531
[1]	Tulare CA Sewer Revenue	4.000%	11/15/37	1,000	1,014
[3]	Tulare Local Health Care District GO	4.000%	8/1/24	405	406
[3]	Tulare Local Health Care District GO	4.000%	8/1/25	455	460
[3]	Tulare Local Health Care District GO	4.000%	8/1/26	515	527
[3]	Tulare Local Health Care District GO	4.000%	8/1/27	580	600
[3]	Tulare Local Health Care District GO	4.000%	8/1/28	435	454
[3]	Tulare Local Health Care District GO	4.000%	8/1/29	735	771
[3]	Tulare Local Health Care District GO	4.000%	8/1/30	1,320	1,389
[3]	Tulare Local Health Care District GO	4.000%	8/1/32	1,380	1,427
[3]	Tulare Local Health Care District GO	4.000%	8/1/33	2,050	2,109

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Tulare Local Health Care District GO	4.000%	8/1/34	2,325	2,378
[3]	Tulare Local Health Care District GO	4.000%	8/1/39	4,945	4,991
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/36	2,270	2,405
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/37	5,615	5,924
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/41	1,450	1,515
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/24	1,000	1,008
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/25	2,820	2,881
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/26	2,300	2,361
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/27	3,915	4,024
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/29	3,640	3,736
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/30	3,500	3,589
[3]	Tustin Unified School District Special Tax Revenue	5.000%	9/1/33	2,470	2,543
[1]	Twin Rivers Unified School District GO	0.000%	8/1/32	2,320	1,689
[5]	Ukiah CA Unified School District GO	0.000%	8/1/25	3,175	3,007
[5]	Ukiah CA Unified School District GO	0.000%	8/1/26	1,205	1,106
[5]	Ukiah CA Unified School District GO	0.000%	8/1/30	1,235	989
[1]	Ukiah CA Unified School District GO	5.000%	8/1/38	1,330	1,423
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/32	1,360	1,398
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/33	3,000	3,083
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/35	1,250	1,284
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/36	1,000	1,026
[5]	Union Elementary School District GO	0.000%	9/1/29	1,335	1,115
	Union Elementary School District GO	0.000%	9/1/29	110	91
[5]	Union Elementary School District GO	0.000%	9/1/29	8,280	6,914
	Union Sanitary District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/32	800	848
	Union Sanitary District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/33	1,030	1,089
	United Water Conservation District COP	5.000%	10/1/27	700	757
	United Water Conservation District COP	5.000%	10/1/28	740	816
	United Water Conservation District COP	5.000%	10/1/29	785	879
	United Water Conservation District COP	5.000%	10/1/30	835	947
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United Water Conservation District COP	5.000%	10/1/31	855	968
United Water Conservation District COP	5.000%	10/1/32	875	991
United Water Conservation District COP	4.000%	10/1/33	1,070	1,138
United Water Conservation District COP	4.000%	10/1/34	1,110	1,178
United Water Conservation District COP	4.000%	10/1/35	1,160	1,225
United Water Conservation District COP	4.000%	10/1/36	935	979
United Water Conservation District COP	4.000%	10/1/37	980	1,011
United Water Conservation District COP	4.000%	10/1/38	1,010	1,040
United Water Conservation District COP	4.000%	10/1/39	1,055	1,083
United Water Conservation District COP	4.000%	10/1/40	625	640
University of California College & University Revenue	5.000%	5/15/27	7,075	7,289
University of California College & University Revenue	5.000%	5/15/27	6,985	7,565
University of California College & University Revenue	5.000%	5/15/28	9,265	9,540
University of California College & University Revenue	5.000%	5/15/28	3,000	3,318
University of California College & University Revenue	5.000%	5/15/28	6,570	7,278
University of California College & University Revenue	5.000%	5/15/29	8,250	9,303
University of California College & University Revenue	5.000%	5/15/29	5,000	5,649
University of California College & University Revenue	5.000%	5/15/29	5,000	5,649
University of California College & University Revenue	4.000%	5/15/30	7,535	7,903
University of California College & University Revenue	5.000%	5/15/30	6,385	7,338
University of California College & University Revenue	5.000%	5/15/31	15,095	16,264
University of California College & University Revenue	5.000%	5/15/32	10,000	11,869
University of California College & University Revenue	5.000%	5/15/33	6,760	7,421
University of California College & University Revenue	5.000%	5/15/33	5,025	5,254
University of California College & University Revenue	5.000%	5/15/33	3,500	4,211
University of California College & University Revenue	4.000%	5/15/34	10,620	10,868
University of California College & University Revenue	5.000%	5/15/34	3,955	4,131
University of California College & University Revenue	5.000%	5/15/34	6,395	6,862
University of California College & University Revenue	5.000%	5/15/34	1,525	1,669
University of California College & University Revenue	4.000%	5/15/35	20,790	21,167
University of California College & University Revenue	5.000%	5/15/35	2,060	2,148
University of California College & University Revenue	5.000%	5/15/35	4,210	4,593
University of California College & University Revenue	5.000%	5/15/35	625	697
University of California College & University Revenue	5.000%	5/15/35	1,775	2,082
University of California College & University Revenue	5.000%	5/15/35	20,000	23,890

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
University of California College & University Revenue	5.000%	5/15/36	5,425	5,643
University of California College & University Revenue	5.000%	5/15/36	4,295	4,666
University of California College & University Revenue	5.000%	5/15/36	1,250	1,387
University of California College & University Revenue	5.000%	5/15/36	3,050	3,444
University of California College & University Revenue	5.000%	5/15/36	4,205	4,970
University of California College & University Revenue	5.000%	5/15/36	5,000	5,910
University of California College & University Revenue	5.000%	5/15/37	9,530	10,110
University of California College & University Revenue	5.000%	5/15/37	11,710	12,426
University of California College & University Revenue	5.000%	5/15/37	14,620	15,781
University of California College & University Revenue	5.000%	5/15/37	9,665	11,110
University of California College & University Revenue	5.000%	5/15/37	2,000	2,335
University of California College & University Revenue	5.000%	5/15/37	8,825	10,303
University of California College & University Revenue	5.000%	5/15/38	19,090	20,509
University of California College & University Revenue	5.000%	5/15/38	10,065	11,166
University of California College & University Revenue	5.000%	5/15/38	5,230	6,032
University of California College & University Revenue	5.000%	5/15/38	5,000	5,767
University of California College & University Revenue	5.000%	5/15/39	10,000	11,049
University of California College & University Revenue	5.000%	5/15/39	4,945	5,672
University of California College & University Revenue	4.000%	5/15/40	3,000	3,043
University of California College & University Revenue	5.000%	5/15/40	3,000	3,372
University of California College & University Revenue	5.000%	5/15/41	4,000	4,475
University of California College & University Revenue	5.000%	5/15/41	5,000	5,672
University of California College & University Revenue	5.000%	5/15/42	5,000	5,641
University of California College & University Revenue	5.000%	5/15/43	11,155	11,831
University of California College & University Revenue	5.000%	5/15/43	5,010	5,621
University of California College & University Revenue (Limited Project)	4.000%	5/15/28	7,110	7,489
University of California College & University Revenue (Limited Project)	5.000%	5/15/28	7,110	7,317
University of California College & University Revenue (Limited Project)	4.000%	5/15/30	7,705	8,069
University of California College & University Revenue (Limited Project)	4.000%	5/15/31	5,270	5,497
University of California College & University Revenue (Limited Project)	5.000%	5/15/31	2,315	2,377
University of California College & University Revenue (Limited Project)	5.000%	5/15/33	12,095	12,966
University of California College & University Revenue (Limited Project)	5.000%	5/15/34	12,800	13,713
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
University of California College & University Revenue (Limited Project)	5.000%	5/15/35	11,290	12,063
University of California College & University Revenue (Limited Project)	5.000%	5/15/36	15,040	16,010
University of California College & University Revenue (Limited Project)	5.000%	5/15/37	5,240	5,647
University of California College & University Revenue (Limited Project)	5.000%	5/15/38	5,065	5,433
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/26	9,635	9,907
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	5,015	5,297
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	8,440	8,905
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	12,105	12,766
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	1,000	1,172
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	14,000	14,741
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	1,250	1,463
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	5,800	6,099
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	2,000	2,332
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.500%	5/15/36	10,000	10,161
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	3,000	3,470
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	3,000	3,436
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	3,000	3,401
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	4,500	5,084
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	7,735	8,702

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	1,000	1,030
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	12,105	13,564
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/42	8,170	9,105
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/43	13,250	13,400
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	2.550%	12/1/23	9,695	9,695
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	2.550%	12/1/23	13,100	13,100
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	2.550%	12/1/23	2,960	2,960
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	2.700%	12/1/23	3,050	3,050
	Upland CA COP	5.000%	1/1/25	1,645	1,663
	Upland CA COP	5.000%	1/1/26	1,610	1,648
	Upland CA COP	5.000%	1/1/27	2,215	2,300
	Upland CA COP	5.000%	1/1/28	2,560	2,687
	Upland CA COP	5.000%	1/1/29	835	876
	Upland CA COP	5.000%	1/1/30	1,455	1,525
	Upland CA COP	5.000%	1/1/31	1,465	1,534
	Upland CA COP	5.000%	1/1/33	1,710	1,788
	Upland CA COP	5.000%	1/1/34	1,500	1,570
	Upland CA COP	4.000%	1/1/35	2,025	1,952
	Upland CA COP	4.000%	1/1/36	1,000	964
[1]	Upland Unified School District GO	0.000%	8/1/30	1,445	1,167
[1]	Upland Unified School District GO	0.000%	4/1/33	7,340	5,359
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	5.000%	8/1/38	800	855
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	5.000%	8/1/39	1,000	1,067
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	5.000%	8/1/40	1,000	1,065
	Upper Santa Clara Valley Joint Powers Authority Water Revenue, Prere.	5.000%	8/1/26	1,235	1,311
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/28	1,200	1,214
	Vacaville Unified School District GO	4.000%	8/1/34	100	103
	Vacaville Unified School District GO	4.000%	8/1/36	300	307
	Vacaville Unified School District GO	4.000%	8/1/37	300	306
	Vacaville Unified School District GO	4.000%	8/1/39	500	508
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Val Verde Unified School District COP	5.000%	3/1/25	250	256
[1]	Val Verde Unified School District COP	5.000%	3/1/26	260	271
[1]	Val Verde Unified School District COP	5.000%	3/1/27	275	293
[1]	Val Verde Unified School District COP	5.000%	3/1/28	280	304
[1]	Val Verde Unified School District COP	5.000%	3/1/29	450	490
[1]	Val Verde Unified School District COP	5.000%	3/1/30	850	924
[1]	Val Verde Unified School District COP	5.000%	3/1/31	1,015	1,103
[3]	Val Verde Unified School District GO	3.000%	8/1/30	220	217
[3]	Val Verde Unified School District GO	4.000%	8/1/31	100	104
[3]	Val Verde Unified School District GO	4.000%	8/1/33	300	309
[3]	Val Verde Unified School District GO	4.000%	8/1/33	140	144
[3]	Val Verde Unified School District GO	4.000%	8/1/35	250	256
[3]	Val Verde Unified School District GO	4.000%	8/1/36	150	153
[3]	Val Verde Unified School District GO	4.000%	8/1/37	200	202
[3]	Val Verde Unified School District GO	4.000%	8/1/37	250	253
[3]	Val Verde Unified School District GO	4.000%	8/1/39	300	302
[1]	Val Verde Unified School District GO	4.000%	8/1/39	1,000	1,017
[3]	Vallejo CA Water Revenue	4.000%	5/1/28	250	260
[3]	Vallejo CA Water Revenue	4.000%	5/1/29	150	157
[3]	Vallejo CA Water Revenue	4.000%	5/1/30	150	158
[3]	Vallejo CA Water Revenue	4.000%	5/1/31	200	213
[3]	Vallejo CA Water Revenue	4.000%	5/1/32	175	185
[3]	Vallejo CA Water Revenue	4.000%	5/1/33	150	157
[3]	Vallejo CA Water Revenue	4.000%	5/1/34	250	261
[3]	Vallejo CA Water Revenue	4.000%	5/1/35	250	260
[3]	Vallejo CA Water Revenue	4.000%	5/1/36	240	247
[3]	Vallejo CA Water Revenue	4.000%	5/1/37	400	407
[3]	Vallejo CA Water Revenue	4.000%	5/1/38	500	508
[3]	Vallejo CA Water Revenue	4.000%	5/1/40	350	353
[3]	Vallejo CA Water Revenue	4.000%	5/1/41	500	503
[3]	Vallejo City Unified School District GO	3.000%	8/1/34	1,215	1,132
[3]	Vallejo City Unified School District GO	3.000%	8/1/35	1,315	1,209
[3]	Vallejo City Unified School District GO	3.000%	8/1/36	1,420	1,272
	Ventura Unified School District GO	4.000%	8/1/40	880	903
	Ventura Unified School District GO	4.000%	8/1/42	2,740	2,802
	Ventura Unified School District GO	4.000%	8/1/43	3,645	3,714
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/24	1,150	1,154
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/24	235	237
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/24	570	576
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/25	740	749
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/25	630	640
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/25	825	839
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/26	2,055	2,103

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/26	600	617
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/26	2,690	2,772
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/27	2,415	2,504
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	3,700	3,860
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/28	2,120	2,223
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/28	1,525	1,605
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/28	500	526
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/29	1,605	1,703
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/30	1,685	1,794
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/31	1,000	1,063
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/32	1,220	1,322
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/33	1,000	1,061
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/33	1,285	1,391
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/34	1,000	1,061
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/35	725	768
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/37	1,600	1,677
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/40	740	776
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/29	425	472
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/31	475	541
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/32	435	498
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/35	1,475	1,672
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/37	2,015	2,235
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/35	5,990	6,141
[1]	Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/24	585	592
	Vista Unified School District GO	4.000%	8/1/35	1,210	1,267
	Vista Unified School District GO	3.000%	8/1/38	1,645	1,427
	Vista Unified School District GO	3.000%	8/1/39	1,300	1,109
[5]	Walnut Valley Unified School District GO	0.000%	8/1/28	1,880	1,615
[5]	Washington CA Unified School District/Yolo County GO	0.000%	8/1/27	3,440	3,028
	Washington Township Health Care District GO	4.000%	8/1/24	625	627
	Washington Township Health Care District GO	5.000%	8/1/25	1,425	1,464
	Washington Township Health Care District GO	5.000%	8/1/26	1,395	1,456
	Washington Township Health Care District GO	4.000%	8/1/27	1,055	1,077
	Washington Township Health Care District GO	3.000%	8/1/35	2,025	1,819
	Washington Township Health Care District GO	5.250%	8/1/37	355	404
	Washington Township Health Care District GO	5.250%	8/1/38	375	423
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington Township Health Care District GO	5.250%	8/1/39	650	728
	Washington Township Health Care District GO	5.250%	8/1/40	900	1,003
[1]	Washington Township Health Care District GO	4.125%	8/1/41	400	407
[1]	Washington Township Health Care District GO	4.125%	8/1/42	500	506
[1]	Washington Township Health Care District GO	4.250%	8/1/43	600	614
[1]	Washington Township Health Care District GO	4.250%	8/1/45	900	916
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	750	754
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	610	613
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	670	673
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	650	649
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	775	786
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	775	786
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	450	457
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	900	915
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	785	805
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,270	1,302
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	765	784
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	430	445
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	930	963
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	755	782
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	400	417
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	750	783
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,005	1,034
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,165	1,198
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	755	792
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	400	424

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,540	1,582
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	765	800
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,310	1,400
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.375%	7/1/31	815	747
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.750%	7/1/31	100	95
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	375	398
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/32	1,665	1,464
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	1,000	964
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,340	2,391
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,575	1,646
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/33	1,870	1,607
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,975	3,038
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.125%	7/1/34	2,425	2,101
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	2,995	2,827
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	650	613
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.125%	7/1/35	100	86
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,000	1,864
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	625	612
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/36	1,430	1,144
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	2,060	1,898
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	500	512
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/37	750	579
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	1,250	933
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.250%	7/1/38	25	19
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	530	535
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	400	401
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	400	398
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	325	322
[10]	West Contra Costa Unified School District Ad Valorem Property Tax Revenue TOB VRDO	3.420%	12/7/23	4,040	4,040
[1]	West Contra Costa Unified School District GO	4.000%	8/1/25	265	269
[1]	West Contra Costa Unified School District GO	4.000%	8/1/25	250	254
[1]	West Contra Costa Unified School District GO	4.000%	8/1/26	415	428
[1]	West Contra Costa Unified School District GO	4.000%	8/1/26	400	413
	West Contra Costa Unified School District GO	6.000%	8/1/26	5,000	5,408
[6]	West Contra Costa Unified School District GO	0.000%	8/1/27	850	755
[1]	West Contra Costa Unified School District GO	4.000%	8/1/27	350	366
[1]	West Contra Costa Unified School District GO	4.000%	8/1/27	445	466
[5]	West Contra Costa Unified School District GO	0.000%	8/1/28	6,400	5,460
[6]	West Contra Costa Unified School District GO	0.000%	8/1/28	900	773
[1]	West Contra Costa Unified School District GO	4.000%	8/1/28	440	466
[1]	West Contra Costa Unified School District GO	4.000%	8/1/28	500	530
[1]	West Contra Costa Unified School District GO	0.000%	8/1/29	2,000	1,648
[1]	West Contra Costa Unified School District GO	4.000%	8/1/29	620	662
[1]	West Contra Costa Unified School District GO	4.000%	8/1/29	605	646
[5]	West Contra Costa Unified School District GO	0.000%	8/1/30	6,235	4,926
[1]	West Contra Costa Unified School District GO	4.000%	8/1/30	630	677
[1]	West Contra Costa Unified School District GO	4.000%	8/1/30	670	720
[1]	West Contra Costa Unified School District GO	4.000%	8/1/31	1,000	1,064
[1]	West Contra Costa Unified School District GO	4.000%	8/1/31	850	905
[3,5]	West Contra Costa Unified School District GO	0.000%	8/1/32	1,850	1,352
[1]	West Contra Costa Unified School District GO	3.000%	8/1/32	1,350	1,277
[1]	West Contra Costa Unified School District GO	3.000%	8/1/32	1,695	1,604
[6]	West Contra Costa Unified School District GO	0.000%	8/1/33	2,650	1,874
[5]	West Contra Costa Unified School District GO	0.000%	8/1/33	1,000	698
[1,15]	West Contra Costa Unified School District GO	0.000%	8/1/33	8,010	5,616
[1]	West Contra Costa Unified School District GO	3.000%	8/1/33	1,000	940
[1]	West Contra Costa Unified School District GO	3.000%	8/1/33	1,265	1,189

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	West Contra Costa Unified School District GO	0.000%	8/1/34	2,970	1,986
[1]	West Contra Costa Unified School District GO	3.000%	8/1/34	1,800	1,678
[1]	West Contra Costa Unified School District GO	3.000%	8/1/36	1,910	1,724
[1]	West Contra Costa Unified School District GO	3.000%	8/1/37	750	661
[1]	West Contra Costa Unified School District GO	3.000%	8/1/38	660	572
[1]	West Contra Costa Unified School District GO	3.000%	8/1/38	700	607
[1]	West Contra Costa Unified School District GO	3.000%	8/1/39	665	566
[1]	West Contra Costa Unified School District GO	3.000%	8/1/39	700	596
[3]	West Contra Costa Unified School District GO	4.000%	8/1/39	3,025	3,094
[1]	West Contra Costa Unified School District GO	3.000%	8/1/40	700	587
[1]	West Contra Costa Unified School District GO	3.000%	8/1/40	700	587
[3]	West Contra Costa Unified School District GO	4.000%	8/1/40	2,235	2,273
[3]	West Contra Costa Unified School District GO	4.000%	8/1/41	3,130	3,178
[3]	West Contra Costa Unified School District GO	4.000%	8/1/42	1,545	1,563
[3]	West Contra Costa Unified School District GO	4.000%	8/1/43	1,400	1,413
[3]	West Contra Costa Unified School District GO	4.000%	8/1/45	1,975	1,972
	West Contra Costa Unified School District GO, Prere.	5.000%	8/1/24	3,425	3,470
	West Contra Costa Unified School District GO, Prere.	5.000%	8/1/24	5,690	5,765
	West Contra Costa Unified School District GO, Prere.	5.000%	8/1/24	3,265	3,308
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/33	390	417
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/35	760	807
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/37	660	685
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/38	1,095	1,120
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/40	1,495	1,516
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/41	1,550	1,567
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/37	475	428
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/38	930	819
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/39	2,020	1,751
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/40	1,060	905
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/42	3,640	3,006
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	West Sonoma County Union High School District GO	5.000%	8/1/37	500	537
	West Sonoma County Union High School District GO	5.000%	8/1/40	1,020	1,081
	Western Municipal Water District Facilities Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	2,320	2,625
	Western Municipal Water District Facilities Authority Intergovernmental Agreement Revenue	5.000%	10/1/38	2,750	3,067
	Western Municipal Water District Facilities Authority Intergovernmental Agreement Revenue	5.000%	10/1/39	6,000	6,660
[3]	Western Placer Unified School District GO	4.000%	8/1/31	885	911
[3]	Western Placer Unified School District GO	4.000%	8/1/31	755	778
[3]	Western Placer Unified School District GO	4.000%	8/1/32	920	947
[3]	Western Placer Unified School District GO	4.000%	8/1/34	990	1,015
[3]	Western Placer Unified School District GO	4.000%	8/1/34	545	559
[3]	Western Placer Unified School District GO	4.000%	8/1/35	1,025	1,046
[3]	Western Placer Unified School District GO	4.000%	8/1/35	630	643
	Western Placer Waste Management Authority Resource Recovery Revenue (Material Recovery Facility Project)	5.000%	6/1/33	800	946
	Western Placer Waste Management Authority Resource Recovery Revenue (Material Recovery Facility Project)	5.000%	6/1/35	1,100	1,296
	Western Placer Waste Management Authority Resource Recovery Revenue (Material Recovery Facility Project)	5.000%	6/1/38	1,125	1,289
	Western Placer Waste Management Authority Resource Recovery Revenue (Material Recovery Facility Project)	5.000%	6/1/39	1,195	1,364
	Western Placer Waste Management Authority Resource Recovery Revenue (Material Recovery Facility Project)	4.000%	6/1/42	5,250	5,314
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/24	385	387
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/25	300	304
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/26	450	461
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/27	450	467
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/28	235	245

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/29	400	420
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/30	410	434
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/31	225	238
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/32	300	316
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/33	415	432
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/34	500	518
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/35	300	309
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/36	550	560
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/37	500	505
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/38	530	536
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/40	1,160	1,169
	Whittier Union High School District GO	4.000%	8/1/41	1,000	1,017
[1]	William S Hart Union High School District GO	0.000%	9/1/29	10	8
	William S Hart Union High School District GO	0.000%	8/1/33	3,070	2,185
[1]	William S Hart Union High School District GO	0.000%	8/1/35	680	446
[1]	Wiseburn School District GO	0.000%	8/1/34	2,000	1,348
	Yuba Community College District GO	3.000%	8/1/28	1,000	995
	Yuba Community College District GO	3.000%	8/1/29	2,000	1,978
					14,583,223
Guam (0.2%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/28	2,115	2,117
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	5,035	5,071
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/35	4,450	4,476
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/36	1,450	1,479
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/30	375	397
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	1,675	1,633
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	2,255	2,043
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	1,810	1,828
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	1,470	1,485
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	1,495	1,607
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	1,960	2,121
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/32	1,600	1,741
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/40	1,750	1,776
					27,774
Puerto Rico (1.5%)
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	4,522	4,413
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	23,973	24,386
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	19,954	20,835
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	25,021	26,445
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	28,577	30,734
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	6,827	4,155
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	16,677	15,564
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	2,875	2,629
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	9,135	8,159
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	1,385	1,392
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/28	2,315	2,343
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	1,810	1,832
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	495	501
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	7,050	7,128
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	1,520	1,534
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	4,660	4,707
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	1,000	1,000
	Puerto Rico Highway & Transportation Authority Highway Revenue	0.000%	7/1/32	1,775	1,149
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	1,209	1,181
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	9,554	8,240
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	4,162	3,287
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	11,031	7,945
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	14,820	9,696
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	23,898	22,621
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	1,500	1,420
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	16,094	4,729
					218,025
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/25	180	181
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/26	455	458

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/27	1,540	1,550
				2,189
Total Tax-Exempt Municipal Bonds (Cost $15,289,971)				14,831,211
Total Investments (100.2%) (Cost $15,289,971)				14,831,211
Other Assets and Liabilities—Net (-0.2%)				(23,749)
Net Assets (100%)				14,807,462
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Step bond.
3	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
4	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
5	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
7	Scheduled principal and interest payments are guaranteed by bank letter of credit.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2023.
10	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2023, the aggregate value was $551,209,000, representing 3.7% of net assets.
11	Securities with a value of $1,677,000 have been segregated as initial margin for open futures contracts.
12	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
13	Non-income-producing security—security in default.
14	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
15	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
	Expiration	Number of Long (Short) Contracts	($000)
			Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2024	1,934	206,651	929

Short Futures Contracts
Ultra Long U.S. Treasury Bond	March 2024	(478)	(58,794)	(1,114)
				(185)
See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of November 30, 2023
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $15,289,971)	14,831,211
Investment in Vanguard	505
Cash	852
Receivables for Investment Securities Sold	85,168
Receivables for Accrued Income	147,241
Receivables for Capital Shares Issued	56,731
Other Assets	174
Total Assets	15,121,882
Liabilities
Payables for Investment Securities Purchased	276,275
Payables for Capital Shares Redeemed	29,669
Payables for Distributions	7,830
Payables to Vanguard	579
Variation Margin Payable—Futures Contracts	67
Total Liabilities	314,420
Net Assets	14,807,462
At November 30, 2023, net assets consisted of:

Paid-in Capital	15,423,234
Total Distributable Earnings (Loss)	(615,772)
Net Assets	14,807,462

Investor Shares—Net Assets
Applicable to 112,980,826 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,270,102
Net Asset Value Per Share—Investor Shares	$11.24

Admiral Shares—Net Assets
Applicable to 1,204,204,180 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,537,360
Net Asset Value Per Share—Admiral Shares	$11.24
See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Statement of Operations

Year Ended November 30, 2023
($000)
Investment Income
Income
Interest	403,747
Total Income	403,747
Expenses
The Vanguard Group—Note B
Investment Advisory Services	819
Management and Administrative— Investor Shares	2,005
Management and Administrative— Admiral Shares	10,531
Marketing and Distribution— Investor Shares	101
Marketing and Distribution— Admiral Shares	787
Custodian Fees	91
Auditing Fees	30
Shareholders’ Reports—Investor Shares	20
Shareholders’ Reports—Admiral Shares	61
Trustees’ Fees and Expenses	9
Other Expenses	73
Total Expenses	14,527
Expenses Paid Indirectly	(91)
Net Expenses	14,436
Net Investment Income	389,311
Realized Net Gain (Loss)
Investment Securities Sold	(72,956)
Futures Contracts	(2,124)
Realized Net Gain (Loss)	(75,080)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	205,281
Futures Contracts	(169)
Change in Unrealized Appreciation (Depreciation)	205,112
Net Increase (Decrease) in Net Assets Resulting from Operations	519,343
Statement of Changes in Net Assets

	Year Ended November 30,
	2023 ($000)	2022 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	389,311	374,062
Realized Net Gain (Loss)	(75,080)	(80,258)
Change in Unrealized Appreciation (Depreciation)	205,112	(1,595,511)
Net Increase (Decrease) in Net Assets Resulting from Operations	519,343	(1,301,707)
Distributions
Investor Shares	(32,844)	(34,713)
Admiral Shares	(355,057)	(347,169)
Total Distributions	(387,901)	(381,882)
Capital Share Transactions
Investor Shares	(104,007)	(315,651)
Admiral Shares	(10,423)	(2,491,162)
Net Increase (Decrease) from Capital Share Transactions	(114,430)	(2,806,813)
Total Increase (Decrease)	17,012	(4,490,402)
Net Assets
Beginning of Period	14,790,450	19,280,852
End of Period	14,807,462	14,790,450

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$11.12	$12.22	$12.35	$12.08	$11.51
Investment Operations
Net Investment Income[1]	.284	.251	.246	.274	.298
Net Realized and Unrealized Gain (Loss) on Investments	.119	(1.095)	(.108)	.268	.570
Total from Investment Operations	.403	(.844)	.138	.542	.868
Distributions
Dividends from Net Investment Income	(.283)	(.250)	(.246)	(.272)	(.298)
Distributions from Realized Capital Gains	—	(.006)	(.022)	—	—
Total Distributions	(.283)	(.256)	(.268)	(.272)	(.298)
Net Asset Value, End of Period	$11.24	$11.12	$12.22	$12.35	$12.08
Total Return[2]	3.67%	-6.92%	1.13%	4.54%	7.61%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,270	$1,361	$1,837	$1,786	$1,791
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	2.54%	2.20%	2.00%	2.25%	2.50%
Portfolio Turnover Rate	46%	32%	19%	20%	9%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$11.12	$12.22	$12.35	$12.08	$11.51
Investment Operations
Net Investment Income[1]	.293	.260	.255	.283	.307
Net Realized and Unrealized Gain (Loss) on Investments	.119	(1.094)	(.107)	.269	.571
Total from Investment Operations	.412	(.834)	.148	.552	.878
Distributions
Dividends from Net Investment Income	(.292)	(.260)	(.256)	(.282)	(.308)
Distributions from Realized Capital Gains	—	(.006)	(.022)	—	—
Total Distributions	(.292)	(.266)	(.278)	(.282)	(.308)
Net Asset Value, End of Period	$11.24	$11.12	$12.22	$12.35	$12.08
Total Return[2]	3.76%	-6.85%	1.21%	4.62%	7.69%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,537	$13,429	$17,444	$16,169	$14,620
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.62%	2.28%	2.08%	2.32%	2.58%
Portfolio Turnover Rate	46%	32%	19%	20%	9%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.
See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard California Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended November 30, 2023, the fund’s average investments in long and short futures contracts represented 2% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the

California Intermediate-Term Tax-Exempt Fund
overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2023, the fund had contributed to Vanguard capital in the amount of $505,000, representing less than 0.01% of the fund’s net assets and 0.20% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended November 30, 2023, custodian fee offset arrangements reduced the fund’s expenses by $91,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

California Intermediate-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	14,831,211	—	14,831,211
Derivative Financial Instruments
Assets
Futures Contracts[1]	929	—	—	929
Liabilities
Futures Contracts[1]	1,114	—	—	1,114
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; the timing of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	—
Undistributed Tax-Exempt Income	7,496
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(458,860)
Capital Loss Carryforwards	(156,652)
Qualified Late-Year Losses	—
Other Temporary Differences	(7,756)
Total	(615,772)
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2023 Amount ($000)	2022 Amount ($000)
Tax-Exempt Income	387,901	373,084
Ordinary Income*	—	1,751
Long-Term Capital Gains	—	7,047
Total	387,901	381,882
*	Includes short-term capital gains, if any.
As of November 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	15,290,071
Gross Unrealized Appreciation	120,170
Gross Unrealized Depreciation	(579,030)
Net Unrealized Appreciation (Depreciation)	(458,860)

California Intermediate-Term Tax-Exempt Fund
F.	During the year ended November 30, 2023, the fund purchased $6,995,206,000 of investment securities and sold $6,875,552,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2023, such purchases were $570,181,000 and sales were $418,425,000, resulting in net realized gain of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended November 30,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	314,762	28,208	337,434	29,608
Issued in Lieu of Cash Distributions	29,452	2,643	31,158	2,744
Redeemed	(448,221)	(40,248)	(684,243)	(60,290)
Net Increase (Decrease)—Investor Shares	(104,007)	(9,397)	(315,651)	(27,938)
Admiral Shares
Issued	4,211,364	377,752	6,163,629	548,138
Issued in Lieu of Cash Distributions	260,426	23,375	253,874	22,362
Redeemed	(4,482,213)	(404,056)	(8,908,665)	(791,128)
Net Increase (Decrease)—Admiral Shares	(10,423)	(2,929)	(2,491,162)	(220,628)
H.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At November 30, 2023, one shareholder was a record or beneficial owner of 35% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Management has determined that no events or transactions occurred subsequent to November 30, 2023, that would require recognition or disclosure in these financial statements.

California Long-Term Tax-Exempt Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 30, 2013, Through November 30, 2023
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended November 30, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
California Long-Term Tax-Exempt Fund Investor Shares	4.42%	2.11%	3.23%	$13,740
Bloomberg CA Municipal Bond Index	4.21	2.02	2.87	13,266
Bloomberg Municipal Bond Index	4.28	2.03	2.77	13,143

	One Year	Five Years	Ten Years	Final Value of a $50,000 Investment
California Long-Term Tax-Exempt Fund Admiral Shares	4.50%	2.19%	3.31%	$69,277
Bloomberg CA Municipal Bond Index	4.21	2.02	2.87	66,328
Bloomberg Municipal Bond Index	4.28	2.03	2.77	65,716
See Financial Highlights for dividend and capital gains information.

California Long-Term Tax-Exempt Fund
Distribution by Stated Maturity
As of November 30, 2023
Under 1 Year	7.9%
1 - 3 Years	3.2
3 - 5 Years	4.2
5 - 10 Years	12.5
10 - 20 Years	36.0
20 - 30 Years	32.9
Over 30 Years	3.3
The table reflects the fund’s investments, except for short-term investments and derivatives.

California Long-Term Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of November 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.6%)
California (98.1%)
[1]	ABAG Finance Authority for Nonprofit Corp. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/32	995	1,072
[2]	Acalanes Union High School District GO, 6.350% coupon rate effective 8/1/24	0.000%	8/1/39	10,000	11,011
[2]	Acalanes Union High School District GO, 6.550% coupon rate effective 8/1/24	0.000%	8/1/39	4,500	4,995
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/52	3,300	3,470
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.300% coupon rate effective 10/1/37	0.000%	10/1/47	5,000	2,574
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.350% coupon rate effective 10/1/37	0.000%	10/1/48	5,000	2,560
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.375% coupon rate effective 10/1/37	0.000%	10/1/49	1,000	511
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.400% coupon rate effective 10/1/37	0.000%	10/1/50	1,000	509
[3]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	25,375	19,914
[4]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/35	2,000	1,266
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	1,060	1,082
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	1,210	1,233
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	6,845	6,960
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	4.000%	12/1/34	1,525	1,551
	Alameda County Transportation Commission Sales Tax Revenue	5.000%	3/1/27	300	323
	Alameda County Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	6/1/40	850	742
[1]	Alameda Oakland Unified School District GO	4.000%	8/1/34	1,000	1,024
[1]	Alameda Oakland Unified School District GO	4.000%	8/1/35	1,000	1,024
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/29	2,260	2,481
[5]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/33	1,850	2,030
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/35	1,500	1,583
[5]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/36	4,500	4,725
	Antelope Valley Community College District GO	3.000%	8/1/50	3,000	2,209
[6,7]	Antioch CA Unified School District GO TOB VRDO	3.360%	12/7/23	10,230	10,230
	Bakersfield City School District GO	4.000%	11/1/42	4,865	4,879
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/54	16,705	11,960
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/56	20,000	13,087
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/24	3,500	3,478
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	18,260	17,747
[7]	Bay Area Toll Authority Highway Revenue VRDO	2.800%	12/1/23	24,430	24,430
[7]	Bay Area Toll Authority Highway Revenue VRDO	3.050%	12/1/23	7,200	7,200
	Berkeley CA GO	2.000%	9/1/41	140	96
	Berkeley Unified School District GO	2.000%	8/1/39	400	288
[8]	Beverly Hills Unified School District CA GO	3.000%	8/1/38	6,560	5,770
	Beverly Hills Unified School District CA GO	3.000%	8/1/40	2,660	2,259
	Beverly Hills Unified School District CA GO	3.000%	8/1/41	2,000	1,673
	Brentwood Union School District GO	5.250%	8/1/52	3,000	3,263
[3]	Cabrillo Community College District GO	0.000%	5/1/26	3,080	2,777
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	26,645	26,465
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/30	8,410	9,149
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/31	24,675	25,816
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Projects) PUT	5.000%	8/1/29	18,575	19,270
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/28	24,030	23,839
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/28	30,575	32,315
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/29	4,045	4,208

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	1.000%	4/1/30	12,500	13,040
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/31	25,495	24,860
[6,7]	California Community Choice Financing Authority Electric Power & Light Revenue TOB VRDO	3.250%	12/1/23	6,665	6,665
[6,7]	California Community Choice Financing Authority Electric Power & Light Revenue TOB VRDO	3.350%	12/1/23	11,200	11,200
[6]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	3,045	2,373
[6]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	3,000	2,420
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/33	885	953
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/36	1,710	1,717
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,000	899
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,125	1,001
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/49	400	406
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	0.000%	6/1/55	6,710	1,238
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	25	25
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/33	250	263
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/35	800	854
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/38	2,250	2,312
	California Educational Facilities Authority College & University Revenue	5.000%	3/15/39	6,490	7,783
	California Educational Facilities Authority College & University Revenue	5.250%	4/1/40	9,400	11,465
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	300	307
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/42	225	233
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	15,315	18,051
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/43	1,000	1,066
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/44	2,000	2,025
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	4,000	4,677
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	14,630	17,063
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/46	300	309
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/48	1,290	1,299
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	13,215	15,349
	California Educational Facilities Authority College & University Revenue	4.000%	12/1/50	2,380	2,033
	California Educational Facilities Authority College & University Revenue	2.250%	4/1/51	250	156
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/51	6,835	7,950
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/53	8,000	8,196
	California Educational Facilities Authority College & University Revenue	5.500%	10/1/53	6,000	6,161
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/55	4,500	5,170
[6]	California Educational Facilities Authority College & University Revenue TOB VRDO	3.530%	12/1/23	17,470	17,470
[6]	California Educational Facilities Authority Revenue TOB VRDO	3.530%	12/1/23	3,625	3,625
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/45	1,190	1,199
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/55	2,110	2,100
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/57	400	395
	California GO	5.000%	4/1/26	2,555	2,682
	California GO	5.000%	8/1/26	4,750	5,024
	California GO	4.000%	9/1/26	4,060	4,189
	California GO	5.000%	9/1/26	3,500	3,709
	California GO	5.000%	9/1/26	10,220	10,832
	California GO	5.000%	10/1/26	1,270	1,349
	California GO	4.000%	9/1/27	1,255	1,312
	California GO	4.000%	10/1/27	1,000	1,047
	California GO	5.000%	10/1/27	1,625	1,765
	California GO	5.000%	10/1/27	9,700	10,536
	California GO	5.000%	10/1/27	1,000	1,086
	California GO	5.000%	11/1/27	4,025	4,380
	California GO	5.000%	11/1/27	2,090	2,274
	California GO	5.000%	4/1/28	1,375	1,510
	California GO	5.000%	11/1/28	15,000	16,669
	California GO	5.000%	4/1/29	1,665	1,862
	California GO	4.000%	9/1/29	1,000	1,064
	California GO	5.000%	10/1/29	2,000	2,095
	California GO	5.000%	10/1/29	3,860	4,352
	California GO	5.000%	11/1/29	1,990	2,247
	California GO	5.000%	3/1/30	2,000	2,043
	California GO	5.000%	4/1/30	3,340	3,799
	California GO	5.000%	8/1/30	4,750	5,005
	California GO	5.000%	8/1/30	10,000	10,286

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	8/1/30	5,040	5,546
	California GO	5.000%	10/1/30	4,200	4,635
	California GO	5.000%	11/1/30	9,965	11,444
	California GO	5.000%	8/1/31	14,040	15,042
	California GO	4.000%	9/1/31	5,000	5,092
	California GO	5.000%	9/1/31	8,675	9,152
	California GO	5.000%	11/1/31	2,255	2,491
	California GO	5.000%	12/1/31	2,085	2,437
	California GO	5.000%	12/1/31	1,000	1,050
	California GO	5.000%	3/1/32	2,300	2,611
	California GO	5.000%	8/1/32	2,000	2,134
[1]	California GO	5.250%	8/1/32	7,550	8,943
	California GO	4.000%	9/1/32	1,045	1,060
	California GO	5.000%	9/1/32	2,305	2,431
	California GO	5.000%	9/1/32	2,810	2,963
	California GO	5.000%	10/1/32	7,510	8,391
	California GO	5.000%	11/1/32	2,800	2,999
	California GO	5.000%	11/1/32	2,940	3,375
	California GO	5.000%	12/1/32	500	525
	California GO	5.000%	4/1/33	10,500	11,601
	California GO	5.000%	8/1/33	10,640	11,200
	California GO	3.000%	10/1/33	1,000	984
	California GO	5.000%	8/1/34	1,000	1,052
	California GO	5.000%	9/1/34	250	263
	California GO	5.000%	9/1/34	3,505	3,692
	California GO	4.000%	10/1/34	3,845	4,021
	California GO	3.000%	11/1/34	1,000	959
	California GO	4.000%	11/1/34	4,620	4,893
	California GO	5.000%	12/1/34	1,345	1,410
	California GO	5.000%	12/1/34	16,855	19,265
	California GO	5.000%	3/1/35	9,840	11,095
	California GO	5.000%	3/1/35	1,445	1,629
	California GO	5.000%	4/1/35	3,300	3,844
	California GO	5.000%	4/1/35	8,425	9,225
	California GO	5.000%	8/1/35	2,750	2,891
	California GO	5.000%	9/1/35	3,265	3,437
	California GO	5.000%	9/1/35	2,005	2,344
	California GO	5.000%	9/1/35	1,025	1,198
	California GO	5.000%	10/1/35	6,180	6,457
	California GO	5.000%	11/1/35	3,750	3,992
	California GO	5.000%	12/1/35	3,945	4,486
	California GO	4.000%	3/1/36	15,985	16,709
	California GO	5.000%	3/1/36	1,245	1,397
	California GO	5.000%	4/1/36	3,615	3,963
	California GO	4.000%	8/1/36	400	403
	California GO	5.000%	8/1/36	9,350	9,798
	California GO	3.000%	9/1/36	935	861
	California GO	5.000%	9/1/36	1,115	1,292
	California GO	5.000%	9/1/36	2,180	2,526
	California GO	5.000%	9/1/36	500	524
	California GO	5.000%	9/1/36	18,850	22,136
	California GO	5.000%	10/1/36	2,000	2,333
	California GO	5.000%	11/1/36	10,000	10,871
	California GO	5.000%	12/1/36	8,130	9,166
	California GO	5.000%	4/1/37	3,320	3,807
	California GO	5.000%	8/1/37	7,500	7,830
	California GO	5.000%	8/1/37	6,000	6,468
	California GO	5.000%	9/1/37	2,000	2,090
	California GO	5.000%	9/1/37	16,665	19,374
	California GO	4.000%	10/1/37	1,000	1,035
	California GO	5.000%	10/1/37	8,300	9,407
	California GO	5.000%	11/1/37	15,340	16,569
	California GO	5.000%	9/1/38	2,605	3,006
	California GO	4.000%	11/1/38	1,100	1,130
	California GO	5.000%	10/1/39	1,750	1,998
	California GO	5.000%	11/1/39	10,000	10,724
	California GO	4.000%	3/1/40	2,400	2,450
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	4.000%	10/1/41	10,205	10,425
California GO	3.000%	11/1/41	4,125	3,561
California GO	2.250%	12/1/41	480	344
California GO	4.000%	4/1/42	1,500	1,524
California GO	5.000%	4/1/42	5,000	5,579
California GO	4.000%	9/1/42	1,700	1,729
California GO	5.000%	9/1/42	23,770	26,640
California GO	5.000%	10/1/42	9,000	9,591
California GO	5.000%	10/1/42	3,500	3,947
California GO	4.750%	12/1/42	1,000	1,026
California GO	4.000%	9/1/43	8,290	8,407
California GO	5.000%	4/1/45	2,835	3,005
California GO	5.000%	10/1/45	2,000	2,221
California GO	2.375%	10/1/46	2,000	1,349
California GO	4.850%	12/1/46	2,000	2,038
California GO	5.000%	4/1/47	2,000	2,186
California GO	5.250%	9/1/47	8,425	9,431
California GO	5.000%	10/1/48	17,050	17,959
California GO	5.000%	4/1/49	5,000	5,271
California GO	2.500%	12/1/49	100	67
California GO	2.500%	3/1/50	500	332
California GO	4.000%	3/1/50	5,000	4,977
California GO	4.000%	10/1/50	1,500	1,493
California GO	5.250%	10/1/50	9,000	10,085
California GO	4.250%	9/1/52	2,515	2,551
California GO	5.000%	9/1/52	2,380	2,593
California GO	5.500%	12/1/52	4,890	5,373
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,000	1,022
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	3,000	3,126
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,435	1,546
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	5,000	5,266
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	9,000	10,715
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	1,100	1,124
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	750	812
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	1,295	1,385
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	645	664
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	5,100	5,352
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,000	1,000
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	1,000	1,005
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/36	3,000	2,691
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	1,000	997

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/37	6,310	5,537
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	4,500	4,465
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	3,990	3,437
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	10,000	10,065
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.250%	8/15/39	1,000	902
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/39	8,135	6,893
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,865	1,799
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	1,525	1,539
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	10,000	11,026
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/41	2,370	1,877
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	16,405	16,193
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.250%	10/1/44	5,000	4,735
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/45	6,210	5,919
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/47	5,000	3,871
[5]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/47	9,980	7,461
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/47	1,175	850
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	31,545	35,728
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/48	26,810	26,266
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/49	9,155	8,589
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/50	1,400	1,409
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	7,000	6,905
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/51	1,600	1,188
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	12,840	13,799
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/51	11,160	10,446
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/55	2,300	2,308
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/24	4,375	4,386
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	4,000	4,105
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/27	2,250	2,368
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/28	3,500	3,685
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	7,565	8,370
[6,7]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.350%	12/7/23	8,495	8,495
[6,7]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.500%	12/7/23	12,008	12,008
[6,7]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.500%	12/7/23	16,912	16,912
[9]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	8/1/30	500	507
[9]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	2/1/32	250	256
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/33	14,010	13,928
[9]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	8/1/33	260	258
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/35	2,693	2,649
[9]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	2/1/35	225	224
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	18,179	17,189
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	18,329	17,033
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	7,776	7,138
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/36	3,489	3,373
	California Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	2/1/38	1,660	1,365
[6]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.250%	2/1/24	20,000	19,998
[9]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	8/1/26	1,000	993
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/45	1,315	1,211
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/46	1,700	1,553

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/50	1,730	1,537
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/51	1,750	1,548
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/55	1,860	1,619
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/56	3,350	2,905
[6]	California Infrastructure & Economic Development Bank Charter School Aid Revenue (WFCS Portfolio Projects)	5.000%	1/1/56	4,530	3,443
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/47	3,325	3,488
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/52	5,000	5,227
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	4.000%	5/15/36	100	101
	California Infrastructure & Economic Development Bank Intergovernmental Agreement Revenue	5.000%	10/1/47	16,280	17,889
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	3.000%	10/1/26	5,000	4,932
	California Infrastructure & Economic Development Bank Private Schools Revenue PUT	1.750%	8/1/26	3,240	3,036
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	7/1/26	1,810	1,887
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/28	1,220	1,290
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/29	1,290	1,362
	California Infrastructure & Economic Development Bank Recreational Revenue	3.000%	7/1/50	9,525	7,203
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/28	17,400	15,200
[6]	California Municipal Finance Authority Charter School Aid Revenue (Palmdale Aerospace Academy Project)	4.000%	7/1/26	775	755
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/32	225	236
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/33	625	651
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	1,125	1,169
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	750	783
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	250	259
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/38	1,800	1,842
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/42	1,625	1,589
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/43	3,000	3,080
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/44	1,500	1,449
	California Municipal Finance Authority College & University Revenue	5.250%	6/1/53	2,500	2,651
[1]	California Municipal Finance Authority COP	5.250%	11/1/52	5,000	5,474
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,800	1,873
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	2,465	2,560
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	775	805
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,450	1,504
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,775	1,839
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,000	2,069
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/36	2,375	2,387
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,800	1,842
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	1,000	961
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,500	2,518
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/46	3,720	2,625
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	14,560	12,524
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/54	2,250	2,109
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Carmel Valley Manor Project)	5.000%	5/15/42	5,000	5,453
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Channing House Project)	4.000%	5/15/40	6,500	6,478
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/37	1,405	1,488
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/29	390	436
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	40	41
	California Municipal Finance Authority Intergovernmental Agreement Revenue	5.000%	6/1/48	2,960	3,090
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	2.650%	8/1/36	8,094	6,762
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/39	1,000	955

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/40	1,480	1,505
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/51	12,340	8,924
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/52	3,725	3,781
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/54	8,225	5,808
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Project)	5.250%	8/15/58	1,600	1,665
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	4.000%	8/15/42	1,000	938
[6]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/52	2,040	1,775
[1,6]	California Municipal Finance Authority Port, Airport & Marina Revenue TOB VRDO	3.450%	12/7/23	2,387	2,387
[10]	California Municipal Finance Authority Special Tax Revenue	5.625%	9/1/53	1,000	1,018
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.500%	9/1/53	9,360	9,487
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/33	200	205
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	1,500	1,542
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/46	4,510	4,909
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/47	5,585	5,788
[1]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	8,870	2,414
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/26	250	254
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/26	1,000	1,017
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/29	275	280
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/48	675	548
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/49	150	150
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/50	2,120	1,932
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/50	1,200	1,192
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/51	1,550	1,157
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/51	800	664
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/52	3,175	2,794
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/59	30	29
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/61	1,300	920
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/61	10,000	7,099
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/61	5,550	4,401
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/48	3,025	2,983
[6]	California School Finance Authority Charter School Aid Revenue (IVY Academia Project)	4.000%	6/1/51	1,500	1,034
[6]	California School Finance Authority Charter School Aid Revenue (IVY Academia Project)	4.000%	6/1/61	3,675	2,386
[6]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	4.000%	7/1/55	5,375	4,431
[6]	California School Finance Authority Charter School Aid Revenue, Prere.	5.000%	8/1/25	50	52
[6]	California School Finance Authority Charter School Aid Revenue, Prere.	5.000%	8/1/25	25	26
[6]	California School Finance Authority Charter School Aid Revenue, Prere.	5.000%	8/1/25	120	124
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/34	475	497
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/35	975	1,013
[6]	California School Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/1/36	1,480	1,346
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/29	1,545	1,657
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/34	4,000	4,616
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/35	5,000	5,732
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/36	4,000	4,536
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/40	8,095	8,213
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/41	5,000	5,053
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/45	5,975	5,982
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/26	1,000	1,064
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/30	6,000	6,209
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/36	1,000	1,150
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/37	655	678
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/37	1,115	1,159
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/39	1,255	1,285
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/40	6,500	6,585
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/41	4,120	4,159
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.625%	11/1/45	4,145	2,998

California Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/46	4,000	3,997
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/34	575	664
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/36	1,115	1,264
California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/37	1,330	1,380
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/38	1,000	1,030
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/39	1,220	1,251
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/40	5,750	6,385
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/46	2,000	1,999
California State University College & University Revenue	5.000%	11/1/32	6,610	6,921
California State University College & University Revenue	5.000%	11/1/35	1,110	1,217
California State University College & University Revenue	4.000%	11/1/36	300	316
California State University College & University Revenue	3.000%	11/1/37	2,215	1,984
California State University College & University Revenue	5.000%	11/1/37	5,025	5,533
California State University College & University Revenue	3.000%	11/1/38	2,280	2,013
California State University College & University Revenue	5.000%	11/1/38	4,015	4,404
California State University College & University Revenue	5.000%	11/1/38	660	694
California State University College & University Revenue	5.000%	11/1/42	1,500	1,560
California State University College & University Revenue	5.000%	11/1/48	6,945	7,306
California State University College & University Revenue	5.250%	11/1/48	10,155	11,469
California State University College & University Revenue	5.000%	11/1/50	6,000	6,304
California State University College & University Revenue PUT	1.600%	11/1/26	3,500	3,226
California State University College & University Revenue PUT	3.125%	11/1/26	1,000	998
California State University Local or Guaranteed Housing Revenue	4.000%	11/1/51	7,085	7,102
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	1,000	1,042
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	4,745	4,879
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	190	197
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/33	1,350	1,424
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	1,270	1,230
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	880	916
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/35	2,000	2,047
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	1,480	1,528
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/36	3,500	3,685
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	2,335	2,310
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	1,020	1,045
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/38	1,045	972
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	1,420	1,446
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/42	1,445	1,355
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/45	7,085	6,641
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/45	1,150	1,000
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/46	6,750	6,691
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.375%	1/1/48	200	185
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/48	5,300	5,341
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/48	1,000	890
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/48	3,020	3,053
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/50	15,820	11,592
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/52	4,500	4,856
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/56	7,000	6,787
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.375%	8/15/57	3,500	3,803
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/58	2,500	2,523
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.250%	11/1/44	1,000	789
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.375%	11/1/49	2,300	1,786
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/43	2,640	2,762
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/48	7,000	7,247

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (ODD Fellows Home of California Project)	4.000%	4/1/43	2,000	2,005
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	4,925	4,938
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	3,005	3,109
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	8,330	9,216
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	5,145	5,693
[10]	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/33	2,635	2,777
[10]	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/33	4,925	5,190
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	2,000	2,043
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	3,500	3,572
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/32	2,500	2,547
[5]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/34	4,055	4,154
[5]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/40	4,220	4,098
[5]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/41	4,385	4,224
[5]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/46	2,000	1,853
[5]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/51	9,000	6,509
[5]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/54	4,000	2,825
[6]	California Statewide Communities Development Authority Multi-Family Housing Revenue TOB VRDO	3.400%	12/1/23	12,692	12,692
[6,7]	California Statewide Communities Development Authority Multi-Family Housing Revenue TOB VRDO	3.900%	12/1/23	11,000	11,000
	California Statewide Communities Development Authority Special Assessment Revenue	5.375%	9/2/52	2,000	1,997
	California Statewide Communities Development Authority Special Assessment Revenue	5.500%	9/2/53	2,500	2,506
	California Statewide Communities Development Authority Special Tax Revenue	4.000%	9/1/51	1,550	1,337
	Campbell CA GO	5.000%	9/1/47	1,000	1,079
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Campbell Union School District GO	4.000%	8/1/48	4,630	4,643
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/34	1,500	1,534
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/30	300	312
	Central Unified School District GO	4.000%	8/1/50	1,250	1,237
	Central Unified School District GO	5.250%	8/1/52	5,000	5,486
[5]	Ceres Unified School District GO	5.000%	8/1/51	5,000	5,162
	Cerritos Community College District GO	0.000%	8/1/34	4,000	2,714
	Cerritos Community College District GO	0.000%	8/1/35	1,730	1,122
	Chabot-Las Positas Community College District GO	4.000%	8/1/47	1,435	1,436
	Chaffey Community College District GO	3.000%	6/1/39	1,000	866
	Chico Unified School District GO	4.000%	8/1/44	1,750	1,760
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/46	2,000	1,756
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/51	2,500	2,143
	Chino Valley Unified School District GO	4.000%	8/1/55	7,300	7,148
[1]	Chula Vista Elementary School District COP	2.000%	9/1/46	5,710	3,462
[1]	Chula Vista Elementary School District COP	2.000%	9/1/51	3,400	1,909
	Chula Vista Elementary School District GO	4.000%	8/1/41	2,895	2,949
	Chula Vista Elementary School District GO	4.000%	8/1/42	2,525	2,551
	Chula Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/25	2,130	2,164
	Cloverdale Unified School District GO	4.000%	8/1/49	4,950	4,922
[1]	Cloverdale Unified School District GO	4.000%	8/1/50	3,575	3,573
[5]	Clovis CA Sewer Revenue	5.000%	8/1/37	1,000	1,058
[5]	Clovis CA Sewer Revenue	5.000%	8/1/38	2,250	2,365
	Clovis Unified School District COP	4.000%	6/1/48	4,970	4,942
	Clovis Unified School District GO	0.000%	8/1/27	2,350	2,093
	Clovis Unified School District GO	5.250%	8/1/40	650	716
[6]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/51	4,975	3,331
	College of the Sequoias Tulare Area Improvement District No. 3 GO	4.000%	8/1/46	2,245	2,250
	Contra Costa Water District Water Revenue	5.000%	10/1/53	4,670	5,130
	Corona-Norco Unified School District GO	4.000%	8/1/49	3,000	2,983
	Covina-Valley Unified School District GO	5.000%	8/1/46	4,500	4,748
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/46	2,000	1,403
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/47	1,000	731
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	7/1/56	1,000	655
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.125%	8/1/56	4,000	2,669
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	9/1/56	2,620	1,704

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	3/1/57	1,000	648
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	4/1/57	4,475	2,952
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	5/1/57	3,000	1,963
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.600%	12/1/37	2,110	2,181
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.850%	12/1/42	4,500	4,647
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.950%	12/1/46	1,150	1,179
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.000%	12/1/49	655	652
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	5.500%	12/1/52	4,870	5,187
	Desert Community College District GO	4.000%	8/1/51	1,680	1,686
[6,7]	Deutsche Bank Spears/Lifers Trust Revenue Local or Guaranteed Housing Revenue TOB VRDO	3.900%	12/1/23	3,400	3,400
[1]	Downey Unified School District GO	2.000%	8/1/42	450	296
[1]	Downey Unified School District GO	2.125%	8/1/44	135	88
	Downey Unified School District GO	3.000%	8/1/48	1,805	1,374
[10]	Dublin CA Special Tax Revenue	5.375%	9/1/51	1,250	1,264
	East Bay Municipal Utility District Wastewater System Sewer Revenue	5.000%	6/1/42	700	782
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/45	300	314
	East Bay Municipal Utility District Water System Water Revenue	5.250%	6/1/52	2,500	2,780
[1]	East Side Union High School District GO	3.000%	8/1/30	2,000	1,973
[1]	East Side Union High School District GO	3.000%	8/1/31	2,000	1,937
[1]	East Side Union High School District GO	3.000%	8/1/32	1,500	1,425
[1]	East Side Union High School District GO	3.000%	8/1/35	5,995	5,543
	Eastern Municipal Water District Water Revenue	5.000%	7/1/39	2,030	2,112
	El Camino Community College District Foundation GO	5.000%	8/1/48	6,550	6,909
[4]	El Camino Healthcare District GO	0.000%	8/1/28	3,495	3,005
	El Camino Healthcare District GO	4.000%	8/1/34	5,000	5,096
	El Dorado Irrigation District COP	4.000%	3/1/45	5,000	4,961
	El Monte Union High School District GO	0.000%	6/1/44	2,340	905
	El Monte Union High School District GO	0.000%	6/1/45	2,250	824
	El Monte Union High School District GO	0.000%	6/1/46	2,000	693
	El Rancho Unified School District GO	2.000%	8/1/37	1,000	760
	El Segundo Unified School District GO	2.000%	8/1/46	845	516
	El Segundo Unified School District GO	2.000%	8/1/47	2,530	1,521
	El Segundo Unified School District GO	2.000%	8/1/48	130	77
	El Segundo Unified School District GO	3.125%	8/1/48	4,530	3,532
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	El Segundo Unified School District GO	2.125%	8/1/50	100	59
	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	5.000%	6/1/34	500	590
	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	5.000%	6/1/35	325	382
	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	5.000%	6/1/36	435	506
	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	5.000%	6/1/41	1,030	1,158
	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	5.000%	6/1/42	580	647
	Elk Grove Unified School District GO	2.000%	8/1/36	6,365	5,018
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/45	2,000	1,748
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/52	4,355	3,627
	Fairfield-Suisun Unified School District GO	2.000%	8/1/33	4,890	4,144
[11]	FHLMC Multifamily Certificates	2.250%	9/25/37	9,990	7,676
[6,11]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.750%	11/25/35	9,807	8,087
[11]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.350%	12/15/35	4,700	3,664
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/45	1,150	954
	Fontana CA Special Tax Revenue	4.000%	9/1/51	525	457
[5]	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	4.000%	11/1/41	2,830	2,873
[5]	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	4.000%	11/1/46	4,330	4,335
[5]	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	4.000%	11/1/51	4,935	4,885
	Foothill-De Anza Community College District GO	4.000%	8/1/34	1,500	1,525
[3]	Foothill-De Anza Community College District GO	0.000%	8/1/36	3,000	1,951
	Foothill-De Anza Community College District GO	3.000%	8/1/37	1,150	1,063
	Foothill-De Anza Community College District GO	3.000%	8/1/38	1,000	907
	Foothill-De Anza Community College District GO	3.000%	8/1/40	1,000	882
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/28	200	212
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/33	1,000	697
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/34	2,000	1,365
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/37	2,000	1,187
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	3,309	3,191
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	12,045	11,541
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/53	6,425	5,362
[2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 6.850% coupon rate effective 1/15/24	0.000%	1/15/42	6,000	7,113
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/25	1,250	1,208

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	5.750%	1/15/24	100	100
	Franklin-Mckinley School District GO	4.000%	8/1/35	100	103
	Franklin-Mckinley School District GO	4.000%	8/1/36	100	102
	Franklin-Mckinley School District GO	4.000%	8/1/37	205	209
	Franklin-Mckinley School District GO	4.000%	8/1/39	245	249
	Franklin-Mckinley School District GO	4.250%	8/1/49	12,240	12,430
	Fremont Union High School District GO	4.000%	8/1/48	7,500	7,539
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/35	1,150	1,224
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/46	1,540	1,523
	Fresno Unified School District GO	2.000%	8/1/29	2,305	2,117
	Fresno Unified School District GO	2.000%	8/1/30	2,435	2,179
	Fresno Unified School District GO	4.000%	8/1/30	150	159
	Fresno Unified School District GO	2.000%	8/1/31	1,565	1,375
	Fresno Unified School District GO	4.000%	8/1/31	150	159
	Fresno Unified School District GO	2.000%	8/1/32	2,705	2,329
	Fresno Unified School District GO	4.000%	8/1/32	175	185
	Fresno Unified School District GO	4.000%	8/1/33	750	765
	Fresno Unified School District GO	4.000%	8/1/35	25	25
	Fresno Unified School District GO	4.000%	8/1/36	1,000	1,012
	Fresno Unified School District GO	4.000%	8/1/45	2,500	2,510
	Gilroy Public Facilities Financing Authority Lease (Non-Terminable) Revenue	3.000%	8/1/51	3,170	2,392
	Gilroy Public Facilities Financing Authority Lease (Non-Terminable) Revenue	3.000%	8/1/56	9,275	6,819
	Gilroy Unified School District GO	4.000%	8/1/33	1,155	1,178
	Gilroy Unified School District GO	4.000%	8/1/36	1,000	1,015
	Gilroy Unified School District GO	4.000%	8/1/36	400	410
	Gilroy Unified School District GO	4.000%	8/1/37	450	460
	Glendale Community College District GO	4.000%	8/1/50	3,000	2,969
[3,5]	Grossmont Healthcare District GO	0.000%	7/15/33	4,000	2,896
	Grossmont Union High School District GO	0.000%	8/1/30	5,000	3,966
[1]	Hacienda La Puente County CA Unified School District COP	4.000%	6/1/45	6,000	5,936
	Hacienda La Puente County CA Unified School District GO	5.250%	8/1/42	1,030	1,091
	Hacienda La Puente County CA Unified School District GO	5.000%	8/1/47	8,200	8,826
	Hartnell CA Community College District GO	4.000%	8/1/34	225	232
	Hartnell CA Community College District GO	4.000%	8/1/35	300	309
	Hartnell CA Community College District GO	3.000%	8/1/45	2,000	1,599
	Hayward Unified School District COP	5.250%	8/1/52	4,000	4,128
[5]	Hayward Unified School District GO	5.000%	8/1/33	1,335	1,464
[5]	Hayward Unified School District GO	5.000%	8/1/34	1,000	1,095
[5]	Hayward Unified School District GO	5.000%	8/1/44	1,045	1,105
[5]	Hayward Unified School District GO	4.000%	8/1/46	2,250	2,251
[5]	Hayward Unified School District GO	4.000%	8/1/48	4,050	4,037
[1]	Hayward Unified School District GO	4.000%	8/1/50	1,000	990
[5]	Hayward Unified School District GO	4.000%	8/1/50	3,870	3,824
[1]	Hemet Unified School District GO	3.000%	8/1/37	1,790	1,551
[1]	Hemet Unified School District GO	3.000%	8/1/39	2,070	1,725
[1,6]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/46	1,000	990
[1,6]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/51	1,465	1,423
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/32	1,000	1,059
[5]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/34	1,125	1,190
[5]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/38	500	525
[5]	Inglewood Unified School District GO	4.000%	8/1/26	250	255
[1]	Irvine CA Special Tax Revenue	5.000%	9/1/51	2,420	2,507
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.000%	5/1/30	3,055	3,210
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.000%	5/1/31	3,500	3,675
[12]	Irvine Ranch Water District Water Service Corp. Special Assessment Revenue, SIFMA Municipal Swap Index Yield + 0.050%	3.350%	10/1/37	10,440	10,440
	Irvine Unified School District GO	2.250%	9/1/50	3,000	1,872
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/40	350	327
[5]	Jefferson Union High School District (Teachers And Staff Housing Projects) COP	4.000%	8/1/45	1,455	1,442
[5]	Jefferson Union High School District (Teachers And Staff Housing Projects) COP	4.000%	8/1/50	6,950	6,823
	Jefferson Union High School District GO	5.000%	8/1/26	1,000	1,060
[5]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/37	610	617
	Jurupa Unified School District GO	4.000%	8/1/43	8,000	8,062
	La Canada Unified School District GO	5.750%	8/1/50	3,250	3,796
[5]	La Mesa-Spring Valley School District GO	4.000%	8/1/46	1,650	1,652
	La Mesa-Spring Valley School District GO	5.000%	8/1/47	2,100	2,237
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/37	500	480
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/42	500	468
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/50	1,000	887
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/52	2,400	2,107
[5]	Lammersville Schools Finance Authority Lease (Abatement) Revenue	3.000%	10/1/49	7,200	5,192
	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/29	1,010	1,064
	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/30	1,255	1,322
	Las Lomitas Elementary School District GO	3.000%	7/1/34	570	549
	Las Lomitas Elementary School District GO	3.000%	7/1/35	450	428
	Las Lomitas Elementary School District GO	3.000%	7/1/36	500	467
	Las Lomitas Elementary School District GO	3.000%	7/1/37	800	730

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Las Virgenes Unified School District GO	0.000%	9/1/26	6,160	5,662
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/32	3,210	3,494
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/34	2,000	2,182
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/31	330	337
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/33	300	306
	Livermore Valley CA Joint Unified School District GO	3.000%	8/1/39	1,345	1,144
[5]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/34	1,000	919
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/34	375	345
[5]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/35	1,000	904
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/35	520	470
[5]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/36	2,100	1,854
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/38	1,730	1,451
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/40	925	753
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/42	1,980	1,558
[1]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/32	1,640	1,787
	Long Beach Bond Finance Authority Lease (Abatement) Revenue	5.000%	8/1/46	3,000	3,220
	Long Beach Bond Finance Authority Lease (Abatement) Revenue	4.000%	8/1/53	2,000	1,908
	Long Beach Bond Finance Authority Lease (Abatement) Revenue	5.000%	8/1/55	2,005	2,120
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/29	1,560	1,634
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/35	1,575	1,669
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/37	4,520	5,015
[12]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of TSFR3M + 1.430%	5.210%	11/15/26	1,800	1,796
[3]	Long Beach Bond Finance Authority Tax Allocation Revenue	5.500%	8/1/26	5,665	5,814
[3]	Long Beach Bond Finance Authority Tax Allocation Revenue	5.500%	8/1/31	4,715	5,247
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/28	250	275
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/29	250	280
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/30	305	346
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/31	430	496
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/32	220	257
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/33	240	280
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/34	375	436
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/44	1,110	1,193
	Long Beach Community College District GO	0.000%	8/1/34	2,830	1,943
	Long Beach Community College District GO	4.000%	8/1/45	2,000	2,007
	Long Beach Unified School District GO	0.000%	8/1/26	1,870	1,709
	Long Beach Unified School District GO	5.000%	8/1/36	8,175	8,609
	Long Beach Unified School District GO	3.000%	8/1/39	2,840	2,471
	Long Beach Unified School District GO	3.000%	8/1/50	3,000	2,271
	Long Beach Unified School District GO	4.000%	8/1/53	5,000	4,979
	Los Angeles CA Community College District GO	4.000%	8/1/33	1,075	1,113
[5]	Los Angeles CA Unified School District COP	5.000%	10/1/30	450	512
[5]	Los Angeles CA Unified School District COP	2.250%	10/1/34	560	481
	Los Angeles CA Unified School District COP	5.000%	10/1/35	1,100	1,288
	Los Angeles CA Unified School District COP	5.000%	10/1/36	1,150	1,328
	Los Angeles CA Unified School District COP	5.000%	10/1/37	1,000	1,136
	Los Angeles CA Unified School District COP	5.000%	10/1/38	1,000	1,125
	Los Angeles CA Unified School District GO	4.000%	7/1/36	4,000	4,173
	Los Angeles CA Unified School District GO	4.000%	7/1/36	6,000	6,313
	Los Angeles CA Unified School District GO	4.000%	7/1/38	4,370	4,532
	Los Angeles CA Unified School District GO	4.000%	7/1/39	2,505	2,570
	Los Angeles CA Unified School District GO	4.000%	7/1/40	2,725	2,784
	Los Angeles CA Unified School District GO	4.000%	7/1/40	3,000	3,065
	Los Angeles CA Unified School District GO	4.000%	7/1/40	2,765	2,837
	Los Angeles CA Unified School District GO	4.000%	7/1/41	2,500	2,558
	Los Angeles CA Unified School District GO	5.000%	7/1/41	1,000	1,134
	Los Angeles CA Unified School District GO	5.000%	7/1/42	1,000	1,124
	Los Angeles CA Unified School District GO	5.250%	7/1/42	20,000	21,316
	Los Angeles CA Unified School District GO	2.625%	7/1/46	1,950	1,385
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/32	4,160	4,265
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	1,010	1,080
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/34	3,250	3,474
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,500	2,670
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	1,660	1,771
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	2,100	2,234
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/39	150	158
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/48	10,000	10,474

California Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles CA Wastewater System Sewer Revenue	4.000%	6/1/52	10,830	10,839
Los Angeles County Development Authority Local or Guaranteed Housing Revenue PUT	3.750%	12/1/26	1,500	1,502
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/43	6,735	7,126
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	4.000%	12/1/48	4,805	4,812
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	2,340	2,451
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	1,700	1,839
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	3,305	3,565
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	1,525	1,607
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	1,500	1,571
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	3,750	4,086
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	3,580	3,816
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	5,950	6,410
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/39	1,000	1,117
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/41	3,000	3,165
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	1,125	1,195
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/39	2,500	2,557
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/40	3,180	3,251
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/41	2,500	2,551
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/43	3,250	3,291
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/44	4,000	4,291
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/49	5,035	5,327
Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Allocation Revenue (Bunker Hill Project)	5.000%	12/1/24	2,000	2,035
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/36	2,250	2,568
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	4.000%	12/1/37	1,800	1,869
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	5,660	5,820
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,000	1,068
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	250	293
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	800	875
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	500	580
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	2,150	2,328
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	1,700	1,864
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	785	850
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	3,000	3,073
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	2,000	2,050
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	5,905	6,451
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	2,000	2,084
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/43	2,500	2,670
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/48	10,000	9,924
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/48	6,500	7,063
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/49	7,025	7,378
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	2,290	2,591
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/52	4,780	5,170
Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	2.500%	12/1/23	5,100	5,100
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	1,430	1,673
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	2,000	2,065
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	1,000	1,159
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	1,700	1,821
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	2,110	2,416
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	4,345	4,631
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	1,835	1,888
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	1,980	2,071
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	2,500	2,724
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.250%	7/1/39	1,110	1,171

California Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/40	12,210	13,394
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	2,350	2,454
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	20,375	21,155
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	1,000	1,114
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/43	7,170	7,604
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/47	1,500	1,642
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/51	18,495	19,942
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/51	7,675	8,275
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/52	5,185	5,634
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	1,105	1,171
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	3,790	3,916
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	4,765	5,019
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	5,000	5,769
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	4,675	4,904
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	1,640	1,759
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	2,500	2,618
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	1,000	1,067
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	5,000	5,650
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	1,935	2,136
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	6,000	6,716
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	6,000	6,667
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	6,750	7,170
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	5,000	5,536
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/48	3,000	3,164
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/49	3,940	3,876
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/50	2,580	2,767
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/52	7,000	7,628
	Los Angeles Department of Water & Power Water System Water Revenue	5.250%	7/1/53	17,535	19,667
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/32	1,331	1,521
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	5,200	5,294
[10]	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment and Real Project)	5.000%	5/1/36	1,300	1,534
[10]	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment and Real Project)	5.000%	5/1/37	1,200	1,399
	Los Banos Unified School District GO	5.250%	8/1/49	6,185	6,818
	Los Rios Community College District GO	3.000%	8/1/31	2,000	1,910
	Los Rios Community College District GO	4.000%	8/1/34	4,555	4,676
	Los Rios Community College District GO	3.000%	8/1/35	1,450	1,322
[4]	Madera Unified School District GO	0.000%	8/1/28	2,680	2,286
[5]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/34	500	515
	Marin Healthcare District GO	4.000%	8/1/47	4,875	4,708
	Menifee CA Special Tax Revenue	4.000%	9/1/51	1,090	934
	Menifee CA Special Tax Revenue	5.000%	9/1/53	1,000	1,000
	Menifee Union School District Special Tax Revenue	4.000%	9/1/45	875	765
	Menifee Union School District Special Tax Revenue	4.000%	9/1/51	1,825	1,526
[13]	Merced Union High School District GO	0.000%	8/1/30	1,470	1,166
	Mesa Water District COP	4.000%	3/15/40	325	331
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	10,020	11,041
	Milpitas CA Unified School District GO	3.000%	8/1/35	1,000	935
	Milpitas Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	9/1/30	4,125	4,257
	Modesto High School District GO	4.000%	8/1/52	8,595	8,638
[1]	Montebello Unified School District GO	5.500%	8/1/47	3,500	3,819
[1]	Montebello Unified School District GO	5.000%	8/1/50	2,000	2,108
	Monterey Peninsula Unified School District GO	4.000%	8/1/42	2,100	2,144
[5]	Moreno Valley CA Unified School District GO	3.000%	8/1/50	2,000	1,475
[1]	Moreno Valley CA Unified School District GO	5.250%	8/1/52	5,500	5,977
	Moreno Valley Community Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/31	1,675	1,800
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/33	1,605	1,683
[1]	Moreno Valley Unified School District GO	4.125%	8/1/50	3,000	2,967

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Moulton-Niguel Water District Public Facilities Corp. COP	3.000%	9/1/44	2,000	1,648
	Mount San Antonio Community College District GO	5.000%	8/1/39	1,000	1,087
	Mount San Antonio Community College District GO	0.000%	8/1/46	6,870	2,512
	Mount San Antonio Community College District GO	2.375%	8/1/51	6,115	3,890
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/43	2,000	1,993
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/45	4,000	3,940
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.125%	12/1/48	2,125	2,101
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/50	6,670	6,437
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.250%	12/1/52	2,500	2,501
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/34	710	759
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/35	740	787
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/36	500	527
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/37	525	546
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/38	810	833
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/39	1,725	1,764
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/40	1,795	1,829
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/41	1,710	1,735
	Mountain View Los Altos CA Union High School District GO	1.500%	8/1/32	1,730	1,407
	Mountain View-Whisman School District GO	4.000%	9/1/41	1,100	1,120
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	7,000	8,711
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	500	623
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	5,700	7,099
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	7,545	9,269
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	7,460	9,165
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	1,170	1,437
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Haven Unified School District GO	4.000%	8/1/36	500	511
	New Haven Unified School District GO	4.000%	8/1/37	70	71
	New Haven Unified School District GO	4.000%	8/1/39	420	427
	New Haven Unified School District GO	3.000%	8/1/49	1,520	1,141
	Newport Mesa Unified School District GO	0.000%	8/1/35	4,000	2,716
	Newport Mesa Unified School District GO	0.000%	8/1/36	1,000	646
	Newport Mesa Unified School District GO	0.000%	8/1/37	2,000	1,223
	Newport Mesa Unified School District GO	0.000%	8/1/38	1,000	579
	Norco Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/49	1,300	1,294
	North Lake Tahoe Public Financing Authority Lease (Appropriation) Revenue	5.250%	12/1/42	3,250	3,604
	North Lake Tahoe Public Financing Authority Lease (Appropriation) Revenue	5.500%	12/1/47	4,425	4,922
[4]	North Orange County CA Community College District GO	0.000%	8/1/27	6,880	6,109
	North Orange County CA Community College District GO	3.000%	8/1/38	1,000	879
	North Orange County CA Community College District GO	3.000%	8/1/39	1,000	866
	North Orange County CA Community College District GO	3.000%	8/1/40	1,000	854
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	84,070	83,953
	Northern California Tobacco Securitization Authority Tobacco Settlement Funded Revenue	5.000%	6/1/48	165	167
	Northern California Tobacco Securitization Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	2,500	2,231
	Northern California Tobacco Securitization Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	2,335	2,350
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/37	3,610	3,758
	Norwalk-La Mirada Unified School District GO	3.250%	8/1/35	100	97
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/43	7,865	6,343
	Norwalk-La Mirada Unified School District GO	5.000%	8/1/44	4,320	4,527
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/50	6,750	4,998
	Norwalk-La Mirada Unified School District GO	5.000%	8/1/51	6,665	7,144
[6]	Oakland CA GO TOB VRDO	2.700%	12/1/23	9,995	9,995
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/33	3,450	3,550
[5]	Oakland Unified School District/Alameda County GO	5.000%	8/1/35	5,375	6,160
	Oakland Unified School District/Alameda County GO	5.000%	8/1/37	2,520	2,661
[1]	Oakland Unified School District/Alameda County GO	3.000%	8/1/40	7,000	5,737
[5]	Oakland Unified School District/Alameda County GO	4.000%	8/1/40	1,205	1,226
[5]	Oakland Unified School District/Alameda County GO	4.000%	8/1/41	1,325	1,342

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[13]	Oceanside CA Unified School District GO	0.000%	8/1/25	4,555	4,315
[13]	Oceanside CA Unified School District GO, ETM	0.000%	8/1/25	115	109
[13]	Oceanside CA Unified School District GO, ETM	0.000%	8/1/25	625	594
	Ontario CA Community Facilities District No. 45 Special Tax Revenue	4.000%	9/1/51	1,540	1,354
[10]	Ontario CA Special Tax Revenue	5.500%	9/1/48	1,500	1,551
[10]	Ontario CA Special Tax Revenue	5.750%	9/1/54	2,000	2,096
[1]	Ontario International Airport Authority Port, Airport & Marina Revenue	5.000%	5/15/46	2,500	2,685
	Ontario Montclair School District GO	4.000%	8/1/48	3,050	3,057
	Ontario Montclair School District GO	5.250%	8/1/52	2,360	2,597
	Orange County CA Ocean View School District GO	5.000%	8/1/50	7,290	7,852
	Orange County Community Facilities District No. 2004-1 Special Tax Revenue (Ladera Ranch Project)	5.000%	8/15/32	1,000	1,163
	Orange County Community Facilities District No. 2004-1 Special Tax Revenue (Ladera Ranch Project)	5.000%	8/15/34	1,000	1,158
	Orange County Water District Water Revenue	4.000%	8/15/34	650	684
	Orinda Union School District GO	4.000%	8/1/47	1,270	1,276
	Orinda Union School District GO	4.000%	8/1/51	1,270	1,266
[5]	Oxnard School District GO	5.000%	8/1/41	1,110	1,163
	Oxnard Union High School District GO	5.000%	8/1/45	1,000	1,054
	Palm Desert CA Special Assessment Revenue	4.000%	9/2/31	800	792
	Palo Alto CA COP	2.125%	11/1/43	1,730	1,168
	Palo Alto CA COP	2.250%	11/1/47	9,515	6,170
	Palomar Community College District GO	5.000%	8/1/34	1,000	1,078
	Palomar Health GO	4.000%	8/1/32	4,140	4,165
[13]	Palomar Health GO	0.000%	8/1/33	4,100	2,883
	Palomar Health GO	4.000%	8/1/33	4,560	4,573
	Palomar Health GO	5.000%	8/1/34	1,100	1,157
	Palomar Health GO	4.000%	8/1/35	4,270	4,269
	Palomar Health GO	0.000%	8/1/36	5,025	2,992
[1]	Palomar Health GO	0.000%	8/1/38	390	211
[13]	Palomar Health GO	7.000%	8/1/38	205	236
[4]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/26	3,000	2,683
	Paramount Unified School District GO	0.000%	8/1/42	1,000	419
	Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue	5.000%	6/1/39	5,070	5,672
	Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue	5.000%	6/1/40	5,325	5,916
	Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue	5.000%	6/1/51	4,335	4,641
	Peralta Community College District GO	3.000%	2/1/50	1,750	1,312
	Peralta Community College District GO	5.500%	8/1/52	4,000	4,494
	Perris Union CA High School District GO	3.000%	9/1/45	2,000	1,565
[1]	Pittsburg Unified School District GO	5.000%	8/1/47	2,320	2,504
[1]	Pittsburg Unified School District GO	4.250%	8/1/49	2,500	2,526
[1]	Pittsburg Unified School District GO	4.000%	8/1/51	3,000	2,928
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/36	2,345	2,131
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/37	1,250	1,105
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/38	4,100	3,556
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/39	2,040	1,068
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/39	4,000	3,410
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/46	2,500	2,508
[1]	Pleasanton Unified School District (Multiple Capital Improvement Project) COP	5.000%	6/1/34	200	206
[1]	Pleasanton Unified School District (Multiple Capital Improvement Project) COP	5.250%	6/1/35	265	274
[1]	Pleasanton Unified School District (Multiple Capital Improvement Project) COP	5.250%	6/1/36	100	103
[1]	Pleasanton Unified School District (Multiple Capital Improvement Project) COP	5.250%	6/1/37	100	103
[1]	Pleasanton Unified School District (Multiple Capital Improvement Project) COP	5.250%	6/1/38	200	205
[1]	Pleasanton Unified School District (Multiple Capital Improvement Project) COP	5.250%	6/1/39	100	103
[1]	Pleasanton Unified School District (Multiple Capital Improvement Project) COP	5.250%	6/1/40	110	113
[1]	Pleasanton Unified School District (Multiple Capital Improvement Project) COP	5.250%	6/1/41	250	256
[1]	Pleasanton Unified School District (Multiple Capital Improvement Project) COP	5.250%	6/1/42	200	204
[1]	Pleasanton Unified School District (Multiple Capital Improvement Project) COP	5.500%	6/1/52	1,100	1,122
	Pleasanton Unified School District GO	4.000%	8/1/48	5,000	5,009
	Pleasanton Unified School District GO	4.000%	8/1/52	8,315	8,285
[1]	Pomona Unified School District GO	2.500%	8/1/48	5,050	3,440
[5]	Pomona Unified School District GO	3.000%	8/1/48	3,155	2,359
[5]	Pomona Unified School District GO	4.000%	8/1/48	2,285	2,297
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/45	625	619
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/50	1,000	982
[5]	Poway Public Financing Authority Water Revenue	5.250%	6/1/53	2,125	2,339
	Poway Unified School District GO	0.000%	8/1/33	990	706
	Poway Unified School District GO	0.000%	8/1/33	5,010	3,574
	Poway Unified School District GO	0.000%	8/1/34	8,130	5,579
	Poway Unified School District GO	0.000%	8/1/46	8,000	2,764
	Poway Unified School District GO	0.000%	8/1/51	7,500	2,012
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/28	2,320	2,448
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/29	3,400	3,577
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/30	1,735	1,826
[5]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/33	1,720	1,781
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/50	2,250	2,147
	Rancho Cordova CA Special Tax Revenue	5.375%	9/1/53	1,300	1,320
	Ravenswood CA City School District GO	5.000%	8/1/43	2,680	2,769
	Ravenswood CA City School District GO	4.000%	8/1/46	3,740	3,749

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/29	1,000	1,040
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/31	600	624
	Redwood City Public Facilities & Infrastructure Authority Lease (Abatement) Revenue	3.000%	6/1/46	4,000	3,116
	Redwood City Public Facilities & Infrastructure Authority Lease (Abatement) Revenue	3.000%	6/1/51	250	185
[3]	Redwood City Redevelopment Agency Successor Agency Tax Allocation Revenue	0.000%	7/15/26	3,445	3,139
	Rialto CA Special Tax Revenue	5.500%	9/1/53	5,035	5,228
	Rialto CA Special Tax Revenue	5.750%	9/1/58	5,235	5,494
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/36	1,295	1,348
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/30	1,000	1,119
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/32	1,000	1,111
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/33	2,105	2,331
[1]	River Islands Public Financing Authority Special Tax Revenue	4.500%	9/1/47	1,600	1,615
[6,7]	River Islands Public Financing Authority Special Tax Revenue TOB VRDO	3.500%	12/1/23	10,000	10,000
	Riverside CA Sewer Revenue	5.000%	8/1/33	3,660	4,034
	Riverside Community College District GO	3.000%	8/1/35	530	496
	Riverside Community College District GO	3.000%	8/1/37	1,100	984
	Riverside Community College District GO	3.000%	8/1/40	4,250	3,621
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/40	2,320	2,237
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/41	6,710	2,892
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/42	2,975	1,204
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/43	7,500	2,867
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/47	5,455	4,964
	Riverside County Transportation Commission Highway Revenue	3.000%	6/1/48	3,105	2,280
[5]	Riverside County Transportation Commission Highway Revenue	3.000%	6/1/49	6,000	4,513
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/38	3,500	3,692
	Riverside Unified School District GO	4.000%	8/1/32	2,250	2,324
	Riverside Unified School District GO	3.000%	8/1/36	800	722
	Riverside Unified School District GO	3.000%	8/1/37	1,800	1,587
[5]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/30	1,940	2,034
[1]	Robla CA School District GO	5.000%	8/1/44	2,170	2,268
	Roseville CA Special Tax Revenue	4.000%	9/1/46	2,000	1,724
	Roseville CA Special Tax Revenue	4.000%	9/1/46	1,000	866
	Roseville CA Special Tax Revenue	4.000%	9/1/51	2,750	2,296
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/28	2,500	2,588
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/44	3,250	3,257
[5]	Sacramento CA City Unified School District GO	5.500%	8/1/47	1,820	1,999
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/49	1,345	1,323
[5]	Sacramento CA City Unified School District GO	5.500%	8/1/52	9,020	9,853
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/36	2,245	2,397
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/48	9,160	9,413
[3,6,7]	Sacramento City Financing Authority Lease (Abatement) Revenue TOB VRDO	3.360%	12/7/23	34,700	34,700
[4]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/30	3,000	2,321
	Sacramento City Unified School District GO	4.000%	8/1/42	1,710	1,711
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	1,660	1,807
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	1,275	1,386
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	2,000	2,174
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	2,520	2,732
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	2,000	2,168
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/38	1,330	1,417
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/50	2,000	2,140
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/53	9,475	10,343
[5]	Sacramento Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/1/33	1,475	1,527
	Salinas Union High School District GO	4.000%	8/1/45	4,000	4,016
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/31	1,000	1,093
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/32	1,365	1,487
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/34	2,360	2,554
[1]	San Bernardino City Unified School District GO	0.000%	8/1/35	5,900	3,862
[1]	San Bernardino City Unified School District GO	0.000%	8/1/36	5,000	3,102
[1]	San Bernardino City Unified School District GO	3.000%	8/1/44	1,875	1,443
	San Bernardino Community College District GO	0.000%	8/1/44	15,000	5,787
	San Bernardino Community College District GO	0.000%	8/1/48	12,770	4,087
	San Diego Association of Governments Appropriations Revenue, Prere.	5.000%	11/15/25	9,250	9,583
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/42	5,130	5,291
	San Diego CA Unified School District GO	0.000%	7/1/32	1,110	824
	San Diego CA Unified School District GO	0.000%	7/1/34	3,550	2,353
	San Diego CA Unified School District GO	0.000%	7/1/38	4,890	2,688

California Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Diego CA Unified School District GO	0.000%	7/1/39	1,495	776
San Diego CA Unified School District GO	5.000%	7/1/41	50	53
San Diego CA Unified School District GO	2.000%	7/1/45	5,080	3,176
San Diego CA Unified School District GO	4.450%	7/1/47	1,000	1,035
San Diego CA Unified School District GO	3.250%	7/1/48	1,000	802
San Diego CA Unified School District GO	5.000%	7/1/48	11,500	12,667
San Diego CA Unified School District GO	0.000%	7/1/49	2,000	615
San Diego CA Unified School District GO	4.000%	7/1/50	1,850	1,825
San Diego CA Unified School District GO	4.550%	7/1/52	3,000	3,097
San Diego CA Unified School District GO	4.000%	7/1/53	7,000	6,865
San Diego CA Unified School District GO	4.000%	7/1/53	6,500	6,375
San Diego Community College District GO	0.000%	8/1/36	8,000	5,075
San Diego Community College District GO	0.000%	8/1/38	3,510	1,979
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	1,100	1,222
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,020	1,131
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	1,520	1,670
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	1,530	1,688
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,400	1,530
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	1,375	1,496
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	2,325	2,522
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	7,015	7,310
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/51	2,000	2,129
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/56	2,700	2,559
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/56	5,500	5,846
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/35	1,540	1,616
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/36	210	220
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/41	2,250	2,542
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/43	2,270	2,538
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/47	5,000	5,463
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/52	2,000	2,169
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/31	1,010	1,046
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/38	600	689
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/39	700	799
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/41	1,000	1,126
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/43	650	725
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/36	5,050	5,300
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/46	1,460	890
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/49	6,300	4,695
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/50	8,475	6,275
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/35	3,800	3,889
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/44	5,000	3,858
[6]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/51	1,700	1,349
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/31	2,430	2,506
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/31	1,015	1,047
	San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/48	17,530	19,752
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/50	1,865	1,851
	San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/52	4,000	4,477
	San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/52	2,165	2,423
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	10	10
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/32	1,000	1,049
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/33	3,145	3,504
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/48	4,700	4,898
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	6,605	6,942

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco City & County CA (Multiple Capital Improvement Projects) COP	3.000%	4/1/30	2,500	2,482
	San Francisco City & County CA (Multiple Capital Improvement Projects) COP	3.000%	4/1/31	2,500	2,468
	San Francisco City & County CA Community Facilities District No. 2014-1 Special Tax Revenue	5.000%	9/1/52	1,150	1,186
	San Francisco City & County CA COP	4.000%	4/1/33	5,040	5,059
	San Francisco City & County CA COP	4.000%	4/1/41	2,705	2,710
	San Francisco City & County CA COP	4.000%	4/1/41	3,355	3,394
	San Francisco City & County CA COP	4.000%	4/1/41	3,565	3,615
	San Francisco City & County CA COP	4.000%	4/1/43	5,865	5,876
[6]	San Francisco City & County CA Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.500%	12/1/23	42,570	42,570
[6,10]	San Francisco City & County CA Special Tax District No. 2020-1 Special Tax Revenue	5.750%	9/1/50	850	863
[6,10]	San Francisco City & County CA Special Tax District No. 2020-1 Special Tax Revenue	5.750%	9/1/53	1,500	1,519
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/41	1,290	1,317
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/46	2,195	2,206
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	3,030	3,324
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/36	7,000	7,599
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/37	1,250	1,309
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/37	2,080	2,241
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/39	1,500	1,711
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/39	1,000	1,140
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/41	1,000	1,129
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/42	1,000	1,124
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/50	10,000	9,925
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	2,000	2,074
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/28	985	1,039
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/30	1,200	1,264
[5]	San Francisco Community College District GO	3.000%	6/15/45	3,125	2,418
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco Community College District GO	4.000%	6/15/45	2,300	2,249
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/51	3,000	3,007
[6]	San Francisco Municipal Transportation Agency Transit Revenue TOB VRDO	3.380%	12/7/23	4,000	4,000
	San Francisco Unified School District GO	4.000%	6/15/33	3,155	3,285
	San Francisco Unified School District GO	4.000%	6/15/34	2,500	2,589
	San Francisco Unified School District GO	4.000%	6/15/35	2,000	2,057
	San Francisco Unified School District GO	3.000%	6/15/39	4,075	3,491
	San Francisco Unified School District GO	3.000%	6/15/40	6,500	5,490
	San Francisco Unified School District GO	5.000%	6/15/40	3,380	3,725
[1]	San Jacinto Unified School District COP	5.000%	9/1/40	1,075	1,151
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/37	7,000	7,399
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/41	2,000	2,091
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/24	6,000	5,974
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/25	7,515	7,216
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/32	225	165
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	1,000	1,053
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	550	547
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/45	400	396
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	18,000	18,401
	San Jose CA GO	5.000%	9/1/49	5,400	5,729
	San Jose Evergreen Community College District GO	3.000%	9/1/40	3,710	3,162
	San Jose Evergreen Community College District GO	4.000%	9/1/43	1,000	1,015
	San Jose Evergreen Community College District GO	4.000%	9/1/45	5,000	5,046
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/35	4,100	4,389
	San Juan Unified School District GO	2.375%	8/1/41	15	11
	San Juan Unified School District GO	5.000%	8/1/41	2,000	2,196
[5]	San Leandro Unified School District GO	4.000%	8/1/35	450	464
	San Leandro Unified School District GO	4.000%	8/1/47	3,150	3,152
	San Lorenzo Unified School District GO	4.000%	8/1/47	2,000	2,001
	San Lorenzo Valley CA Unified School District GO	4.000%	8/1/45	1,395	1,408
	San Luis Coastal Unified School District GO	4.000%	8/1/49	1,000	1,001
	San Luis Coastal Unified School District GO	4.000%	8/1/53	6,670	6,574
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/29	760	816

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/34	1,155	1,231
	San Marcos Unified School District GO	4.000%	8/1/33	3,520	3,623
	San Marcos Unified School District GO	5.000%	8/1/35	5,000	5,367
	San Marcos Unified School District GO	5.000%	8/1/36	2,000	2,137
	San Mateo Foster City CA School District GO	4.000%	8/1/42	1,000	1,020
	San Mateo Foster City CA School District GO	4.000%	8/1/44	2,750	2,788
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	7/15/34	80	82
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/46	1,835	1,424
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	2.500%	6/15/55	4,975	3,178
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/43	3,000	3,194
	San Mateo Union High School District GO	1.875%	9/1/32	1,655	1,375
[2]	San Mateo Union High School District GO, 6.875% coupon rate effective 9/1/34	0.000%	9/1/46	3,280	2,349
	San Rafael City CA High School District GO	4.250%	8/1/47	5,500	5,596
	San Rafael City Elementary School District GO	4.500%	8/1/42	2,645	2,734
	San Rafael City Elementary School District GO	5.000%	8/1/43	1,000	1,044
	San Rafael City Elementary School District GO	4.000%	8/1/47	1,350	1,351
	San Rafael City Elementary School District GO	4.250%	8/1/47	3,000	3,052
[3]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/33	2,000	1,396
	San Ramon Valley Fire Protection District Lease (Abatement) Revenue COP	4.000%	8/1/45	2,500	2,511
	San Ramon Valley Fire Protection District Lease (Abatement) Revenue COP	4.000%	8/1/50	4,140	4,138
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/41	5,000	5,515
[5]	Sanger Unified School District GO	3.000%	8/1/45	1,000	766
[5]	Sanger Unified School District GO	3.000%	8/1/48	5,500	4,095
[5]	Sanger Unified School District GO	4.000%	8/1/55	2,480	2,428
[1]	Sanger Unified School District Lease (Abatement) Revenue (Capital Projects) COP	5.000%	6/1/34	825	955
[1]	Sanger Unified School District Lease (Abatement) Revenue (Capital Projects) COP	5.000%	6/1/35	855	984
[1]	Sanger Unified School District Lease (Abatement) Revenue (Capital Projects) COP	5.000%	6/1/36	1,375	1,569
[1]	Sanger Unified School District Lease (Abatement) Revenue (Capital Projects) COP	5.000%	6/1/37	1,165	1,318
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/41	2,000	2,022
[4]	Santa Ana Unified School District GO	0.000%	8/1/32	3,680	2,683
[1]	Santa Ana Unified School District GO	2.000%	8/1/46	5,755	3,564
[1]	Santa Ana Unified School District GO	2.125%	8/1/50	1,000	601
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Santa Barbara Secondary High School District GO	0.000%	8/1/40	2,310	1,093
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	2,765	2,417
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	3,000	2,605
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	5/1/45	10,000	10,067
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.125%	5/1/47	4,165	3,189
	Santa Clara Unified School District GO	3.000%	7/1/37	6,605	5,933
	Santa Clarita Community College District GO	3.000%	8/1/36	750	678
	Santa Clarita Community College District GO	5.000%	8/1/40	1,060	1,179
	Santa Clarita Community College District GO	3.000%	8/1/41	950	786
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	4.000%	6/1/35	495	522
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/37	850	763
	Santa Monica Community College District GO	4.000%	8/1/35	1,050	1,086
	Santa Monica Community College District GO	5.000%	8/1/43	10,000	10,661
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	2.125%	7/1/46	5,500	3,545
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	2.250%	7/1/51	6,500	4,034
	Santa Monica-Malibu Unified School District GO	4.000%	8/1/39	6,270	6,404
	Santa Monica-Malibu Unified School District GO	4.000%	8/1/40	6,870	7,003
	Santa Monica-Malibu Unified School District GO	4.000%	8/1/41	3,260	3,315
[5]	Santa Rosa Elementary School District GO	4.000%	8/1/34	455	479
[5]	Santa Rosa Elementary School District GO	4.000%	8/1/40	700	712
	Santa Rosa Elementary School District GO	5.000%	8/1/42	400	443
	Santa Rosa Elementary School District GO	5.000%	8/1/43	600	660
[1]	Santa Rosa High School District GO	5.000%	8/1/36	550	579
[1]	Santa Rosa High School District GO	5.000%	8/1/39	1,125	1,172
	Santa Rosa High School District GO	4.000%	8/1/43	3,285	3,328
	Santa Rosa High School District GO	5.000%	8/1/53	2,135	2,292
	Saratoga Union School District GO	0.000%	3/1/28	2,220	1,949
[5]	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/49	2,500	2,457
	Sierra Joint Community College District GO	4.000%	8/1/53	3,350	3,307
[1]	Simi Valley Unified School District GO	0.000%	8/1/32	1,720	1,254
	Sonoma County Junior College District GO	3.000%	8/1/37	7,285	6,487
	Sonoma County Junior College District GO	3.000%	8/1/39	4,000	3,403
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/42	1,260	1,340

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/42	40	44
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	2/1/34	200	210
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	2/1/35	200	209
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	2/1/36	350	364
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	2/1/37	250	258
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	2/1/38	1,080	953
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	2/1/39	1,110	961
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	2/1/40	1,105	946
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	2.500%	2/1/50	4,920	3,292
	South Orange County Public Financing Authority Lease (Abatement) Revenue	5.000%	6/1/52	8,765	9,392
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/32	1,755	2,045
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/34	1,000	1,168
	South San Francisco Unified School District GO	4.000%	9/1/40	1,000	1,025
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/41	5,000	5,670
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/42	5,000	5,631
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/42	11,255	12,675
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/43	5,000	5,608
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/40	625	633
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/36	1,120	1,267
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/28	3,600	3,760
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/33	4,245	4,496
	Southwestern Community College District GO	3.000%	8/1/39	900	782
	Southwestern Community College District GO	3.000%	8/1/40	1,250	1,071
	Southwestern Community College District GO	3.000%	8/1/40	2,500	2,142
	Stanislaus County Modesto Elementary School District GO	3.000%	8/1/39	280	238
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Stanislaus County Modesto Elementary School District GO	3.000%	8/1/46	4,300	3,325
	Stanislaus County Modesto Elementary School District GO	5.000%	8/1/52	3,910	4,226
	Stanislaus County Modesto Elementary School District GO	5.000%	8/1/52	1,580	1,708
	State Center Community College District GO	3.000%	8/1/40	4,660	3,995
[5]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/37	1,015	1,022
[5]	Stockton Public Financing Authority Intergovernmental Agreement Revenue (Green bond)	5.000%	10/1/31	1,550	1,702
[5]	Stockton Public Financing Authority Intergovernmental Agreement Revenue (Green bond)	5.000%	10/1/36	2,000	2,165
[1]	Stockton Unified School District GO	4.000%	8/1/34	1,300	1,392
[1]	Stockton Unified School District GO	4.000%	8/1/35	1,000	1,069
[1]	Stockton Unified School District GO	4.000%	8/1/36	1,000	1,054
[1]	Stockton Unified School District GO	4.000%	8/1/38	1,625	1,671
[1]	Stockton Unified School District GO	4.000%	8/1/40	1,035	1,059
[1]	Stockton Unified School District GO	4.000%	8/1/45	5,000	5,029
	Sunnyvale CA School District GO	4.000%	9/1/35	140	146
	Sunnyvale CA School District GO	4.000%	9/1/36	250	259
	Sunnyvale CA School District GO	4.000%	9/1/37	270	276
	Sunnyvale CA School District GO	4.000%	9/1/40	700	712
	Sunnyvale CA School District GO	4.000%	9/1/42	700	708
	Sunnyvale CA School District GO	4.000%	9/1/44	600	604
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/50	3,425	3,425
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	2.500%	4/1/52	3,620	2,382
	Sweetwater Union High School District GO	5.000%	8/1/33	165	171
	Sweetwater Union High School District GO	5.000%	8/1/34	900	929
[1]	Sweetwater Union High School District GO	0.000%	8/1/39	1,355	645
[1]	Sweetwater Union High School District GO	0.000%	8/1/40	3,005	1,343
[1]	Sweetwater Union High School District GO	0.000%	8/1/41	4,000	1,681
[1]	Sweetwater Union High School District GO	0.000%	8/1/42	4,000	1,583
	Sweetwater Union High School District GO	4.000%	8/1/42	5,000	4,945
[1]	Sweetwater Union High School District GO	0.000%	8/1/43	4,000	1,490
[1]	Sweetwater Union High School District GO	0.000%	8/1/44	3,500	1,228
[1]	Sweetwater Union High School District GO	0.000%	8/1/45	5,000	1,654
[1]	Sweetwater Union High School District GO	0.000%	8/1/46	5,000	1,559
[1]	Sweetwater Union High School District GO	0.000%	8/1/47	5,000	1,471
	Tahoe-Truckee Unified School District GO	5.000%	8/1/39	2,645	2,740
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/38	3,115	3,288
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,000	1,070
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/45	2,285	2,027
	Tracy CA Community Facilities District Special Tax Revenue	5.750%	9/1/48	1,700	1,771

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/50	1,000	856
	Tracy CA Community Facilities District Special Tax Revenue	5.875%	9/1/53	2,700	2,825
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/36	800	836
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/45	2,000	2,024
[5]	Tulare Local Health Care District GO	4.000%	8/1/39	3,275	3,306
[4]	Tulare Union High School District GO	0.000%	8/1/27	515	457
[4]	Tulare Union High School District GO	0.000%	8/1/28	1,250	1,071
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/31	3,000	3,074
[14]	Ukiah CA Unified School District GO	0.000%	8/1/32	4,000	2,974
[1]	Ukiah CA Unified School District GO	5.000%	8/1/45	1,800	1,890
[1]	Ukiah CA Unified School District GO	5.000%	8/1/49	2,150	2,242
	Ukiah Public Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	4/1/35	1,015	1,050
	Ukiah Public Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	4/1/36	525	539
	Ukiah Public Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	4/1/42	3,290	3,219
	Union Elementary School District GO	5.000%	9/1/25	315	326
	Union Elementary School District GO	5.000%	9/1/26	400	424
	Union Elementary School District GO	4.000%	9/1/52	1,875	1,865
	Union Sanitary District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/36	380	394
	United Water Conservation District COP	4.000%	10/1/45	1,635	1,649
	United Water Conservation District COP	4.000%	10/1/50	2,155	2,153
	University of California College & University Revenue	4.000%	5/15/34	7,000	7,163
	University of California College & University Revenue	5.000%	5/15/34	1,445	1,582
	University of California College & University Revenue	5.000%	5/15/35	7,475	8,155
	University of California College & University Revenue	5.000%	5/15/35	7,500	8,796
	University of California College & University Revenue	5.000%	5/15/36	10,000	11,820
	University of California College & University Revenue	5.000%	5/15/37	3,535	3,750
	University of California College & University Revenue	5.000%	5/15/37	1,750	2,012
	University of California College & University Revenue	4.000%	5/15/38	7,505	7,744
	University of California College & University Revenue	5.000%	5/15/38	1,750	1,988
	University of California College & University Revenue	5.000%	5/15/39	1,000	1,130
	University of California College & University Revenue	4.000%	5/15/40	1,000	1,013
	University of California College & University Revenue	5.000%	5/15/40	300	305
	University of California College & University Revenue	5.000%	5/15/40	1,000	1,124
	University of California College & University Revenue	5.000%	5/15/41	1,000	1,119
	University of California College & University Revenue	5.000%	5/15/42	3,000	3,340
	University of California College & University Revenue	5.000%	5/15/42	5,000	5,244
	University of California College & University Revenue	5.000%	5/15/43	6,100	6,470
	University of California College & University Revenue	5.000%	5/15/48	16,775	17,662
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California College & University Revenue	4.000%	5/15/50	3,500	3,472
	University of California College & University Revenue	4.000%	5/15/51	8,000	7,929
	University of California College & University Revenue	5.000%	5/15/52	25,500	27,720
	University of California College & University Revenue (Limited Project)	5.000%	5/15/33	1,000	1,072
	University of California College & University Revenue (Limited Project)	5.000%	5/15/37	325	337
	University of California College & University Revenue (Limited Project)	4.000%	5/15/40	5,000	5,058
	University of California College & University Revenue (Limited Project)	5.000%	5/15/43	185	195
	University of California College & University Revenue (Limited Project)	5.000%	5/15/46	14,190	15,377
	University of California College & University Revenue (Limited Project)	4.000%	5/15/51	6,250	6,153
[5]	University of California College & University Revenue (Limited Project)	4.000%	5/15/51	3,825	3,791
	University of California College & University Revenue (Limited Project)	5.000%	5/15/58	800	833
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	1,895	1,993
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	1,000	1,130
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	3,000	3,375
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	4,000	4,482
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/42	3,500	3,900
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	15,690	17,049
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/53	40,140	38,583
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.500%	5/15/54	15,000	12,530
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	2.700%	12/1/23	2,600	2,600
	Upland CA COP	4.000%	1/1/42	5,635	5,000
	Upland CA COP	5.000%	1/1/47	4,060	4,110
[5]	Val Verde Unified School District GO	4.000%	8/1/46	1,700	1,681
[1]	Val Verde Unified School District GO	4.000%	8/1/49	5,000	4,870
[1]	Val Verde Unified School District Lease (Abatement) Revenue COP	5.000%	3/1/32	750	815
[1]	Val Verde Unified School District Lease (Abatement) Revenue COP	5.000%	3/1/33	1,000	1,086
[1]	Val Verde Unified School District Lease (Abatement) Revenue COP	5.000%	3/1/35	2,445	2,650
	Vallecitos Water District COP	2.250%	8/1/46	2,140	1,417
	Vallejo City Unified School District GO	5.000%	8/1/41	1,485	1,606
	Ventura Unified School District GO	4.000%	8/1/41	2,855	2,922

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ventura Unified School District GO	4.000%	8/1/52	6,455	6,432
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/32	865	919
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/36	750	791
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/33	500	571
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/34	605	689
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/39	1,110	1,204
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/37	2,350	2,408
[1]	Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,970	2,038
[4]	Vista Unified School District GO	0.000%	8/1/28	7,425	6,326
	Walnut Valley Unified School District GO	0.000%	8/1/36	1,000	595
	Washington Township Health Care District GO	5.250%	8/1/48	1,100	1,203
	Washington Township Health Care District GO	5.500%	8/1/53	750	837
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	835	839
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,340	1,383
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,230	1,296
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	500	523
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	1,080	1,078
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,080	1,103
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/34	1,770	1,485
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,220	2,069
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	500	512
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,240	1,137
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	1,000	746
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	750	625
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.750%	7/1/48	2,860	3,026
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.750%	7/1/53	2,025	2,122
[6]	West Contra Costa Unified School District Ad Valorem Property Tax Revenue TOB VRDO	3.420%	12/7/23	4,040	4,040
[4]	West Contra Costa Unified School District GO	0.000%	8/1/32	5,000	3,640
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	West Contra Costa Unified School District GO	3.000%	8/1/35	850	786
[1]	West Contra Costa Unified School District GO	3.000%	8/1/36	1,000	903
[1]	West Contra Costa Unified School District GO	3.000%	8/1/37	1,400	1,235
	West County Facilities Financing Authority Intergovernmental Agreement Revenue (Green Bond)	4.000%	6/1/36	535	565
	West County Facilities Financing Authority Intergovernmental Agreement Revenue (Green Bond)	4.000%	6/1/39	1,435	1,461
	West Sonoma County Union High School District GO	5.000%	8/1/43	780	821
	West Sonoma County Union High School District GO	5.000%	8/1/46	1,000	1,049
	West Sonoma County Union High School District GO	5.000%	8/1/49	4,430	4,629
	West Valley-Mission Community College District GO	4.000%	8/1/33	1,400	1,475
[5]	Western Placer Unified School District GO	5.000%	8/1/42	6,350	6,681
	Western Placer Waste Management Authority Resource Recovery Revenue (Material Recovery Facility Project)	5.000%	6/1/40	1,100	1,248
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/43	1,120	1,115
[5]	Westminster Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	11/1/28	720	766
[5]	Westminster Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	11/1/29	1,000	1,062
					4,834,852
Guam (0.0%)
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/24	1,000	1,008
Puerto Rico (1.5%)
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	298	291
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	16,688	16,976
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	11,896	12,421
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	5,052	5,339
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	10,044	10,802
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	2,352	2,195
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	430	384
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	174	144
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	1,675	1,694
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	500	505
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	970	980
	Puerto Rico Highway & Transportation Authority Highway Revenue	0.000%	7/1/32	546	354
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	361	353
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	2,950	2,544
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,181	933
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	2,773	1,997
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	1,127	737

California Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	6,152	5,823
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	7,906	2,323
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.750%	7/1/53	1,507	1,422
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/58	7,566	7,109
				75,326
Total Tax-Exempt Municipal Bonds (Cost $5,041,548)				4,911,186
Total Investments (99.6%) (Cost $5,041,548)				4,911,186
Other Assets and Liabilities—Net (0.4%)				20,512
Net Assets (100%)				4,931,698
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Step bond.
3	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
4	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
5	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2023, the aggregate value was $339,370,000, representing 6.9% of net assets.
7	Scheduled principal and interest payments are guaranteed by bank letter of credit.
8	Securities with a value of $565,000 have been segregated as initial margin for open futures contracts.
9	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
10	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2023.
11	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
12	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
13	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
14	Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
	Expiration	Number of Long (Short) Contracts	($000)
			Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2024	760	81,207	365

Short Futures Contracts
Ultra Long U.S. Treasury Bond	March 2024	(160)	(19,680)	(373)
				(8)
See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of November 30, 2023
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $5,041,548)	4,911,186
Investment in Vanguard	160
Receivables for Investment Securities Sold	15,462
Receivables for Accrued Income	52,922
Receivables for Capital Shares Issued	11,078
Other Assets	110
Total Assets	4,990,918
Liabilities
Due to Custodian	5
Payables for Investment Securities Purchased	51,506
Payables for Capital Shares Redeemed	3,186
Payables for Distributions	4,266
Payables to Vanguard	195
Variation Margin Payable—Futures Contracts	62
Total Liabilities	59,220
Net Assets	4,931,698
At November 30, 2023, net assets consisted of:

Paid-in Capital	5,186,757
Total Distributable Earnings (Loss)	(255,059)
Net Assets	4,931,698

Investor Shares—Net Assets
Applicable to 47,040,970 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	530,404
Net Asset Value Per Share—Investor Shares	$11.28

Admiral Shares—Net Assets
Applicable to 390,345,719 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,401,294
Net Asset Value Per Share—Admiral Shares	$11.28
See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund
Statement of Operations

Year Ended November 30, 2023
($000)
Investment Income
Income
Interest	152,277
Total Income	152,277
Expenses
The Vanguard Group—Note B
Investment Advisory Services	256
Management and Administrative— Investor Shares	776
Management and Administrative— Admiral Shares	3,182
Marketing and Distribution— Investor Shares	37
Marketing and Distribution— Admiral Shares	225
Custodian Fees	65
Auditing Fees	30
Shareholders’ Reports—Investor Shares	16
Shareholders’ Reports—Admiral Shares	29
Trustees’ Fees and Expenses	3
Other Expenses	30
Total Expenses	4,649
Expenses Paid Indirectly	(65)
Net Expenses	4,584
Net Investment Income	147,693
Realized Net Gain (Loss)
Investment Securities Sold	(45,488)
Futures Contracts	(2,337)
Realized Net Gain (Loss)	(47,825)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	102,220
Futures Contracts	679
Change in Unrealized Appreciation (Depreciation)	102,899
Net Increase (Decrease) in Net Assets Resulting from Operations	202,767
Statement of Changes in Net Assets

	Year Ended November 30,
	2023 ($000)	2022 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	147,693	126,498
Realized Net Gain (Loss)	(47,825)	(73,367)
Change in Unrealized Appreciation (Depreciation)	102,899	(602,362)
Net Increase (Decrease) in Net Assets Resulting from Operations	202,767	(549,231)
Distributions
Investor Shares	(15,646)	(17,977)
Admiral Shares	(130,469)	(143,617)
Total Distributions	(146,115)	(161,594)
Capital Share Transactions
Investor Shares	13,703	(72,157)
Admiral Shares	388,379	(541,308)
Net Increase (Decrease) from Capital Share Transactions	402,082	(613,465)
Total Increase (Decrease)	458,734	(1,324,290)
Net Assets
Beginning of Period	4,472,964	5,797,254
End of Period	4,931,698	4,472,964

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$11.14	$12.76	$12.86	$12.53	$11.79
Investment Operations
Net Investment Income[1]	.347	.293	.297	.335	.371
Net Realized and Unrealized Gain (Loss) on Investments	.136	(1.542)	(.017)	.327	.741
Total from Investment Operations	.483	(1.249)	.280	.662	1.112
Distributions
Dividends from Net Investment Income	(.343)	(.292)	(.297)	(.332)	(.372)
Distributions from Realized Capital Gains	—	(.079)	(.083)	—	—
Total Distributions	(.343)	(.371)	(.380)	(.332)	(.372)
Net Asset Value, End of Period	$11.28	$11.14	$12.76	$12.86	$12.53
Total Return[2]	4.42%	-9.88%	2.22%	5.36%	9.54%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$530	$511	$663	$659	$640
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	3.11%	2.53%	2.32%	2.66%	3.02%
Portfolio Turnover Rate	76%	85%	42%	27%	11%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$11.14	$12.76	$12.86	$12.53	$11.79
Investment Operations
Net Investment Income[1]	.356	.302	.307	.345	.381
Net Realized and Unrealized Gain (Loss) on Investments	.136	(1.542)	(.017)	.327	.741
Total from Investment Operations	.492	(1.240)	.290	.672	1.122
Distributions
Dividends from Net Investment Income	(.352)	(.301)	(.307)	(.342)	(.382)
Distributions from Realized Capital Gains	—	(.079)	(.083)	—	—
Total Distributions	(.352)	(.380)	(.390)	(.342)	(.382)
Net Asset Value, End of Period	$11.28	$11.14	$12.76	$12.86	$12.53
Total Return[2]	4.50%	-9.81%	2.30%	5.44%	9.63%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,401	$3,962	$5,134	$4,859	$4,371
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.19%	2.61%	2.40%	2.73%	3.10%
Portfolio Turnover Rate	76%	85%	42%	27%	11%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.
See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard California Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended November 30, 2023, the fund’s average investments in long and short futures contracts represented 1% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the

California Long-Term Tax-Exempt Fund
overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2023, the fund had contributed to Vanguard capital in the amount of $160,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended November 30, 2023, custodian fee offset arrangements reduced the fund’s expenses by $65,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

California Long-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	4,911,186	—	4,911,186
Derivative Financial Instruments
Assets
Futures Contracts[1]	365	—	—	365
Liabilities
Futures Contracts[1]	373	—	—	373
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for amortization were reclassified between the individual components of total distributable earnings (loss).
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; the timing of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	—
Undistributed Tax-Exempt Income	4,226
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(130,165)
Capital Loss Carryforwards	(124,882)
Qualified Late-Year Losses	—
Other Temporary Differences	(4,238)
Total	(255,059)
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2023 Amount ($000)	2022 Amount ($000)
Tax-Exempt Income	146,115	126,128
Ordinary Income*	—	4,412
Long-Term Capital Gains	—	31,054
Total	146,115	161,594
*	Includes short-term capital gains, if any.

California Long-Term Tax-Exempt Fund
As of November 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,041,351
Gross Unrealized Appreciation	75,528
Gross Unrealized Depreciation	(205,693)
Net Unrealized Appreciation (Depreciation)	(130,165)
F.	During the year ended November 30, 2023, the fund purchased $3,858,187,000 of investment securities and sold $3,502,721,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2023, such purchases were $172,270,000 and sales were $486,432,000, resulting in net realized loss of $1,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended November 30,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	147,864	13,268	115,799	10,078
Issued in Lieu of Cash Distributions	13,135	1,180	15,285	1,305
Redeemed	(147,296)	(13,247)	(203,241)	(17,534)
Net Increase (Decrease)—Investor Shares	13,703	1,201	(72,157)	(6,151)
Admiral Shares
Issued	1,343,745	121,294	1,167,522	103,283
Issued in Lieu of Cash Distributions	84,175	7,562	96,042	8,188
Redeemed	(1,039,541)	(94,168)	(1,804,872)	(158,106)
Net Increase (Decrease)—Admiral Shares	388,379	34,688	(541,308)	(46,635)
H.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to November 30, 2023, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard California Tax-Free Funds and Shareholders of Vanguard California Municipal Money Market Fund, Vanguard California Intermediate-Term Tax-Exempt Fund and Vanguard California Long-Term Tax-Exempt Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard California Municipal Money Market Fund, Vanguard California Intermediate-Term Tax-Exempt Fund and Vanguard California Long-Term Tax-Exempt Fund (constituting Vanguard California Tax-Free Funds, hereafter collectively referred to as the "Funds") as of November 30, 2023, the related statements of operations for the year ended November 30, 2023, the statements of changes in net assets for each of the two years in the period ended November 30, 2023, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended November 30, 2023 and each of the financial highlights for each of the five years in the period ended November 30, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 19, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the California Municipal Money Market Fund for the fiscal year are qualified short-term capital gains.
The following amounts were distributed as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
Fund	($000)
California Municipal Money Market Fund	107
California Intermediate-Term Tax-Exempt Fund	0
California Long-Term Tax-Exempt Fund	0
The funds designate 100% of income dividends as exempt-interest dividends.

"Bloomberg®," Bloomberg Municipal CA Intermediate Bond Index, and Bloomberg CA Municipal Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the index (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The California Tax-Exempt Funds are not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the California Tax-Exempt Funds or any member of the public regarding the advisability of investing in securities generally or in the California Tax-Exempt Funds particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Bloomberg Municipal CA Intermediate Bond Index and Bloomberg CA Municipal Bond Index, which are determined, composed and calculated by BISL without regard to Vanguard or the California Tax-Exempt Funds. Bloomberg has no obligation to take the needs of Vanguard or the owners of the California Tax-Exempt Funds into consideration in determining, composing or calculating the Bloomberg Municipal CA Intermediate Bond Index and Bloomberg CA Municipal Bond Index. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the California Tax-Exempt Funds to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to California Tax-Exempt Funds customers, in connection with the administration, marketing or trading of the California Tax-Exempt Funds.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG MUNICIPAL CA INTERMEDIATE BOND INDEX OR THE BLOOMBERG CA MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE CALIFORNIA TAX-EXEMPT FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG MUNICIPAL CA INTERMEDIATE BOND INDEX OR THE BLOOMBERG CA MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG MUNICIPAL CA INTERMEDIATE BOND INDEX OR THE BLOOMBERG CA MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES— WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE CALIFORINA TAX-EXEMPT FUNDS, BLOOMBERG MUNICIPAL CA INTERMEDIATE BOND INDEX, OR BLOOMBERG CA MUNICIPAL BOND INDEX OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2024 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2024, Bloomberg. All rights reserved.

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 206 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal, the advisory board of the University of California, Berkeley School of Engineering, and the advisory board of Santa Clara University’s Leavey School of Business.
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: co-founder and managing partner (2022–present) of Grafton Street Partners (investment advisory firm). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Chair of the board of Catholic Investment Services, Inc. (investment advisors). Member of the board of superintendence of the Institute for the Works of Religion, the Notre Dame 403(b) Investment Committee, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Director of DuPont. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and partner of HighVista Strategies (private investment firm). Member of the board of RIT Capital Partners (investment firm).
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law, Duke Law School (2021–present); Rubenstein Fellow, Duke University (2017–2020); Distinguished Fellow of the Global Financial Markets Center, Duke Law School (2020–2022); and Senior Fellow, Duke Center on Risk (2020–present). Partner of Kaya Partners (climate policy advisory services). Member of the board of directors of Arcadia (energy solution technology).
Grant Reid
Born in 1959. Trustee since July 2023. Principal occupation(s) during the past five years and other experience: chief executive officer and president (2014–2022) and member of the board of directors (2015–2022) of Mars, Incorporated (multinational manufacturer). Member of the board of directors of Marriott International, Inc. Chair of Agribusiness Task Force, Sustainable Markets Initiative.
David  Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company. Trustee of Common Fund.
1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.
Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Jodi Miller
Born in 1980. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2022–present) of each of the investment companies served by Vanguard. Head of Enterprise Investment Services (2020–present), head of Retail Client Services and Operations (2020–2022), and head of Retail Strategic Support (2018–2020) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director (2022–present) of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. Mclsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
CFA® is a registered trademark owned by CFA Institute.
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q750 012024

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)             Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended November 30, 2023: $84,000
Fiscal Year Ended November 30, 2022: $88,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended November 30, 2023: $9,326,156
Fiscal Year Ended November 30, 2022: $10,494,508

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)             Audit-Related Fees.

Fiscal Year Ended November 30, 2023: $3,295,934
Fiscal Year Ended November 30, 2022: $2,757,764

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)             Tax Fees.

Fiscal Year Ended November 30, 2023: $1,678,928
Fiscal Year Ended November 30, 2022: $5,202,689

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)             All Other Fees.

Fiscal Year Ended November 30, 2023: $25,000
Fiscal Year Ended November 30, 2022: $298,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)             (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)             For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)             Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2023: $1,703,928
Fiscal Year Ended November 30, 2022: $5,500,689

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)             For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 22, 2024

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: January 22, 2024

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.